UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
               --------------------------------------------------
                    (Address of principal executive offices)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
               --------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2020
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
         Book 1


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)


----------------------
  Semi-Annual Report
    March 31, 2020
----------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2020

Shareholder Letter.......................................................................   2
Market Overview..........................................................................   3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD).....................   4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)........   6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD)......................   8
      First Trust Global Wind Energy ETF (FAN)...........................................  10
      First Trust Global Engineering and Construction ETF (FLM)..........................  12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)....  14
      First Trust Indxx Global Natural Resources Income ETF (FTRI).......................  16
      First Trust Indxx Global Agriculture ETF (FTAG)....................................  18
      First Trust BICK Index Fund (BICK).................................................  20
      First Trust Indxx NextG ETF (NXTG).................................................  22
      First Trust NASDAQ Global Auto Index Fund (CARZ)...................................  24
      First Trust Cloud Computing ETF (SKYY).............................................  26
      First Trust International Equity Opportunities ETF (FPXI)..........................  28
      First Trust Nasdaq Cybersecurity ETF (CIBR)........................................  30
Notes to Fund Performance Overview.......................................................  32
Understanding Your Fund Expenses.........................................................  33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD).....................  35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)........  36
      First Trust Dow Jones Global Select Dividend Index Fund (FGD)......................  42
      First Trust Global Wind Energy ETF (FAN)...........................................  45
      First Trust Global Engineering and Construction ETF (FLM)..........................  47
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)....  50
      First Trust Indxx Global Natural Resources Income ETF (FTRI).......................  52
      First Trust Indxx Global Agriculture ETF (FTAG)....................................  55
      First Trust BICK Index Fund (BICK).................................................  57
      First Trust Indxx NextG ETF (NXTG).................................................  59
      First Trust NASDAQ Global Auto Index Fund (CARZ)...................................  62
      First Trust Cloud Computing ETF (SKYY).............................................  64
      First Trust International Equity Opportunities ETF (FPXI)..........................  66
      First Trust Nasdaq Cybersecurity ETF (CIBR)........................................  68
Statements of Assets and Liabilities.....................................................  70
Statements of Operations.................................................................  74
Statements of Changes in Net Assets......................................................  78
Financial Highlights.....................................................................  86
Notes to Financial Statements............................................................  93
Additional Information................................................................... 104

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2020

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2020.

I am sorry to report that the coronavirus (COVID-19) pandemic is still dominating our daily lives, the economy and securities markets. Many of us have learned the hard way that it is no fun sheltering in place for weeks on end, and by hard way I mean at the behest of state and local government officials. It is also not fun being furloughed from a job or losing a job outright for reasons beyond one's control. As President Donald J. Trump has repeatedly said, the cure cannot be worse than the problem itself. For those who do not follow the news closely, the governors of Georgia, South Carolina, Tennessee and Texas announced on or about April 20, 2020, that they intend to open some "nonessential" businesses by early May. If nothing else, these could prove to be valuable test cases for the rest of the states trying to strike a balance between fighting COVID-19 and curbing the economic fallout stemming from the virus. While we certainly trumpet the call for health and safety first, we also realize that we need to find a way to get Americans back to work.

Suffice it to say that this virus is proving to be plenty stubborn. While I tend to be largely U.S.-centric, it does not escape me that this fight is global in scope. We now have proof that the virus can flare up again after seemingly being mitigated. Singapore, which had been credited with having a successful blueprint for curbing the spread of the virus, reported that it experienced back-to-back days of more than 1,000 new cases in the third week of April. As a result, it has extended its partial lockdown strategy another four weeks. COVID-19 impacts business dealings at every level, especially the C-suite. Refinitiv, a global provider of financial market data, reported that global mergers and acquisitions deal activity totaled $762.6 billion year-to-date through April 17, 2020, down 33% from the same period a year ago, according to Reuters. The number of deals declined by 20%. A recent survey by EY of more than 2,900 executives worldwide found that 56% of them, despite the current crisis, are still planning an acquisition in the next 12 months. The takeaway here is that, despite having to navigate unchartered waters, more than one out of two executives are looking to grow their companies over the next 12 months. I'll take that ratio in this climate. At First Trust Advisors L.P., we have always believed in the traditional buy-and-hold philosophy of investing. Investors should strongly consider shifting their focus away from the next two quarters, which are likely to be dismal, to what potentially lies beyond - a full-on recovery, in our opinion.

The Federal Reserve, Treasury Department and Congress are all working with the Trump Administration to pull together trillions of dollars of aid and stimulus to help prop up workers, companies and municipalities in this time of need. Health Care companies have ramped up their efforts to develop and manufacture much needed testing equipment, medical supplies and therapeutics. Hopefully, at some point in the near-future, one or more of these companies will deliver us a present in the form of a vaccine.

Both the equity and debt markets in the U.S. have responded favorably to the enormous financial support from the Federal government. The government has responded faster and more robustly to the current crisis than it did in the 2008-2009 financial crisis. While still down, stock and bond valuations have rebounded significantly from their lows reached in late March. We remain optimistic about the second half of 2020 and 2021. Stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The onset of the coronavirus (COVID-19) pandemic has inflicted tremendous damage on the global economy. It single-handedly brought an end to the bull market in stocks in the first quarter of 2020 (see below), although that nearly happened in the fourth quarter of 2018. At this time, we don't know how long it will take for the virus to run its course or for a vaccine to become available for the masses. History suggests that vaccines take roughly 18 months to win approval and go to market, but some are hoping for closer to 12 months this time around. Perhaps an existing drug will be proven effective against the virus.

The International Monetary Fund ("IMF") has characterized the quarantine and social distancing efforts accompanying the COVID-19 pandemic as the "Great Lockdown." No country has been spared. The IMF adjusted its global economic growth projections following the end of the first quarter of 2020. It now sees world real gross domestic product ("GDP") growth declining by 3.0% in 2020, down over six percentage points from its 3.3% growth projection prior to the onset of the virus. Provided the pandemic fades in the second half of 2020, the IMF sees the growth rate rising by 5.8% in 2021. U.S. real GDP growth is projected to be down 5.9% in 2020, but up 4.7% in 2021. Emerging Markets and Developing Nations are expected to come in at 1.0% in 2020 and 8.5% in 2021.

In addition to the COVID-19 developments, investors should also be aware that, despite the Phase One trade deal signed with China in January 2020, there is still an ongoing trade conflict between the U.S. and China, and who knows if the virus might eventually get folded into the battle since it reportedly first surfaced in China in the fourth quarter of 2019. President Donald J. Trump has driven home this point at more than one of his press briefings. The Trump Administration's implementation of tariffs, particularly against China, has been operational for 24 months and counting.

GLOBAL EQUITIES MARKETS

For the six-month period ended March 31, 2020, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of -17.23% (USD) and -14.55%
(USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar declined by 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The slight dip in the dollar likely had little influence on the performance of the two foreign stock indices, in our opinion. With respect to U.S. equities, the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of -12.31%, -24.73% and -27.10%, respectively, over the past six months. Large-capitalization (cap) stocks clearly outperformed their mid- and small-cap counterparts as investors sought to reduce their risk exposure due to the escalation in the trade war between the U.S. and China and the onset of COVID-19 in the first quarter of 2020, in our opinion. Ten of the 11 sectors that comprise the S&P 500(R) Index were down on a total return basis. The top performer was Information Technology, up 0.75%, while the worst result by far came from Energy, down 47.74%.

The S&P 500(R) Index closed at 2,584.59 on March 31, 2020, 23.67% below its all-time closing high of 3,386.15 on February 19, 2020, according to Bloomberg. The nearly 11-year bull market was no more. The S&P 500(R) Index was now in bear market territory. A bear market entails a price decline of 20% or more from the most recent high. Data from Goldman Sachs and CNBC indicates that the average bear market since WWII has generated an average loss of 30.4%, has lasted 13 months and taken 21.9 months on average to recover. A Bloomberg survey of 19 equity strategists found that their average 2020 year-end price target for the S&P 500(R) Index was 3,039 as of March 26, 2020, according to its own release. The highest estimate was 3,500 while the lowest estimate was 2,650. Keep in mind, earnings and revenue projections may become harder to come by in the months ahead if more and more companies choose to suspend guidance.

Investors liquidated an estimated net $78.44 billion from U.S. Equity mutual funds and exchange-traded funds ("ETFs") for the 12-month period ended March 31, 2020, according to Morningstar. International Equity mutual funds and ETFs, however, took in an estimated net $7.36 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $180.37 billion in the period, compared to estimated net outflows for active U.S. Equity mutual funds and ETFs totaling $258.81 billion. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $73.19 billion, compared to estimated net outflows for active International Equity mutual funds and ETFs totaling $65.83 billion.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -24.11%    -21.19%   -1.96%     1.13%       -4.42%     -9.41%     11.93%     -43.43%
Market Price                       -23.81%    -21.00%   -1.96%     1.18%       -4.41%     -9.43%     12.43%     -43.33%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index               -22.47%    -19.54%   -1.33%     1.63%       -3.87%     -6.46%     17.53%     -39.15%
STOXX(R) Europe 600 Index          -17.30%    -15.09%   -1.10%     2.74%       -0.03%     -5.39%     31.05%      -0.40%
MSCI Europe Index                  -17.64%    -15.50%   -1.31%     2.46%       -0.28%     -6.39%     27.53%      -3.52%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The STOXX Index and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Borse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   64.51%
Energy                                        9.64
Utilities                                     8.43
Real Estate                                   4.85
Consumer Discretionary                        3.59
Communication Services                        3.15
Health Care                                   3.07
Industrials                                   2.76
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Aegon N.V.                                    6.06%
Royal Dutch Shell PLC, Class B                6.05
Standard Life Aberdeen PLC                    5.64
Natixis S.A.                                  5.06
Aviva PLC                                     4.67
UBS Group AG                                  4.15
NN Group N.V.                                 3.80
Intesa Sanpaolo S.p.A.                        3.63
TOTAL S.A.                                    3.59
Bayerische Motoren Werke AG
   (Preference Shares)                        3.59
                                            ------
    Total                                    46.24%
                                            ======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  SEPTEMBER 30, 2009 - MARCH 31, 2020

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend  Index Fund       Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/09    $10,000                           $10,000                    $10,000             $10,000
3/31/10      9,752                             9,816                     10,155              10,138
9/30/10      9,905                             9,993                     10,284              10,263
3/31/11     10,964                            11,080                     11,455              11,418
9/30/11      9,241                             9,401                      9,067               9,051
3/31/12      9,940                            10,056                     10,591              10,556
9/30/12      9,955                            10,083                     10,672              10,618
3/31/13      9,946                            10,089                     11,768              11,670
9/30/13     11,278                            11,475                     13,363              13,191
3/31/14     12,617                            12,857                     14,786              14,530
9/30/14     12,257                            12,510                     14,158              13,959
3/31/15     12,047                            12,334                     14,067              13,812
9/30/15     11,288                            11,524                     13,015              12,656
3/31/16     11,594                            11,901                     13,019              12,646
9/30/16     11,726                            12,032                     13,302              12,971
3/31/17     12,311                            12,683                     14,212              13,880
9/30/17     13,946                            14,369                     16,271              15,863
3/31/18     14,295                            14,745                     16,317              15,892
9/30/18     14,049                            14,524                     16,224              15,816
3/31/19     13,847                            14,340                     15,676              15,300
9/30/19     14,380                            14,882                     16,095              15,696
3/31/20     10,913                            11,538                     13,311              12,927

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        145         32          2          0            63         10          0          0
10/1/15 - 9/30/16        158         27          2          0            54         12          0          0
10/1/16 - 9/30/17        181         30          0          0            38          2          0          0
10/1/17 - 9/30/18        147          4          0          0            96          4          0          0
10/1/18 - 9/30/19         86          3          1          0           160          0          1          0
10/1/19 - 3/31/20         69          5          0          0            44          5          2          1

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and includes the securities of listed real estate companies or real estate investment trusts ("REITs") that are publicly traded on an official stock exchange located in North America, Europe or Asia and provide an audited annual report in English.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -27.26%    -23.86%   -1.87%     4.45%       0.65%       -9.01%    54.53%       8.51%
Market Price                       -28.23%    -24.80%   -2.02%     4.29%       0.56%       -9.68%    52.21%       7.33%

INDEX PERFORMANCE
FTSE EPRA/NAREIT
   Developed Index                 -26.93%    -23.22%   -1.15%     5.26%       1.48%       -5.61%    66.91%      20.37%
S&P Global REIT Index              -28.45%    -23.39%   -2.14%     5.12%       1.12%      -10.24%    64.71%      15.05%
MSCI World REIT Index              -23.36%    -16.81%    0.77%     6.57%       1.74%        3.89%    88.87%      24.24%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the "LSE Group"), European Public Real Estate Association ("EPRA"), or the National Association of Real Estate Investments Trusts ("Nareit") (and together the "Licensor Parties"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Index vest in the Licensor Parties. "FTSE(R)" and "FTSE Russell(R)" are trade marks of the relevant LSE Group company and are used by any other LSE Group company under license. "Nareit(R)" is a trade mark of Nareit, "EPRA(R)" is a trade mark of EPRA and all are used by the LSE Group under license. The FTSE Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the FTSE Index for the purpose to which it is being put by First Trust.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.83%
Health Care                                   0.11
Consumer Discretionary                        0.06
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                4.90%
Digital Realty Trust, Inc.                    3.01
Public Storage                                2.44
Vonovia SE                                    2.25
Equity Residential                            1.88
AvalonBay Communities, Inc.                   1.70
Welltower, Inc.                               1.56
Sun Hung Kai Properties Ltd.                  1.55
Link REIT                                     1.45
Mitsubishi Estate Co., Ltd.                   1.41
                                            ------
    Total                                    22.15%
                                            ======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 SEPTEMBER 30, 2009 - MARCH 31, 2020

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
9/30/09     $10,000                                    $10,000              $10,000        $10,000
3/31/10      10,803                                     10,854               10,970         10,809
9/30/10      11,748                                     11,841               11,948         11,705
3/31/11      12,791                                     12,952               13,438         13,321
9/30/11      10,788                                     11,026               11,748         11,725
3/31/12      13,103                                     13,365               14,213         14,134
9/30/12      14,048                                     14,399               15,131         15,196
3/31/13      15,772                                     16,205               16,913         16,632
9/30/13      15,456                                     15,976               16,143         15,830
3/31/14      15,934                                     16,537               17,105         16,640
9/30/14      16,363                                     17,048               17,711         17,427
3/31/15      18,348                                     19,193               20,130         19,652
9/30/15      16,849                                     17,658               18,439         18,298
3/31/16      18,443                                     19,436               20,681         20,675
9/30/16      19,367                                     20,456               21,558         21,502
3/31/17      18,664                                     19,797               20,752         20,732
9/30/17      19,496                                     20,767               21,339         21,451
3/31/18      19,321                                     20,617               20,701         21,046
9/30/18      20,274                                     21,724               21,947         22,132
3/31/19      21,926                                     23,590               23,584         24,540
9/30/19      22,948                                     24,788               25,256         26,638
3/31/20      16,692                                     18,113               18,071         20,415

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         67         14          0          0           127         44          0          0
10/1/15 - 9/30/16         35          0          0          0           184         33          1          0
10/1/16 - 9/30/17        144          4          0          0           102          1          0          0
10/1/17 - 9/30/18         34          0          0          1           209          7          0          0
10/1/18 - 9/30/19        101          1          0          0           148          0          1          0
10/1/19 - 3/31/20         48          2          0          0            60          9          7          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -27.63%    -26.05%   -3.93%     1.95%       -0.08%     -18.15%    21.30%      -1.02%
Market Price                       -27.69%    -26.17%   -3.85%     1.93%       -0.09%     -17.84%    21.10%      -1.13%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                  -27.44%    -25.85%   -3.80%     2.05%        0.06%     -17.62%    22.47%       0.80%
Dow Jones World Developed
   Markets Index(SM)               -14.80%    -11.21%    3.18%     6.76%        3.94%      16.95%    92.31%      61.21%
MSCI World Index                   -14.30%    -10.39%    3.25%     6.57%        3.61%      17.31%    88.98%      55.04%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Select Dividend Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Select Dividend Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   43.53%
Communication Services                       16.96
Consumer Discretionary                       11.90
Utilities                                     9.26
Information Technology                        4.92
Energy                                        4.62
Materials                                     3.17
Industrials                                   3.05
Consumer Staples                              2.59
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
BE Semiconductor Industries N.V.              2.23%
Standard Life Aberdeen PLC                    2.06
Azimut Holding S.p.A.                         1.72
JB Hi-Fi Ltd.                                 1.66
Fortescue Metals Group Ltd.                   1.66
EDP-Energias de Portugal S.A.                 1.59
Spark New Zealand Ltd.                        1.58
UnipolSai Assicurazioni S.p.A.                1.58
AT&T, Inc.                                    1.57
British American Tobacco PLC                  1.53
                                            ------
    Total                                    17.18%
                                            ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       SEPTEMBER 30, 2009 - MARCH 31, 2020

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Select Dividend Index       Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/09     $10,000                           $10,000                     $10,000                       $10,000
3/31/10      10,386                            10,415                      10,794                        10,744
9/30/10      11,033                            11,062                      10,782                        10,676
3/31/11      12,286                            12,335                      12,378                        12,190
9/30/11      10,860                            10,970                      10,332                        10,213
3/31/12      12,284                            12,298                      12,417                        12,259
9/30/12      12,769                            12,807                      12,570                        12,418
3/31/13      13,430                            13,464                      13,978                        13,712
9/30/13      14,606                            14,667                      15,265                        14,928
3/31/14      16,059                            16,147                      16,735                        16,325
9/30/14      15,856                            15,937                      17,094                        16,749
3/31/15      15,391                            15,484                      17,747                        17,310
9/30/15      13,555                            13,572                      16,301                        15,898
3/31/16      14,417                            14,530                      17,168                        16,714
9/30/16      15,409                            15,474                      18,250                        17,703
3/31/17      16,266                            16,418                      19,792                        19,181
9/30/17      17,588                            17,751                      21,652                        20,919
3/31/18      17,750                            17,873                      22,639                        21,775
9/30/18      17,986                            18,164                      24,077                        23,271
3/31/19      17,035                            17,203                      23,379                        22,664
9/30/19      17,408                            17,578                      24,363                        23,697
3/31/20      12,598                            12,755                      20,757                        20,308

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        105          3          0          0           136          8          0          0
10/1/15 - 9/30/16         65          2          0          0           176         10          0          0
10/1/16 - 9/30/17        184          3          0          0            62          2          0          0
10/1/17 - 9/30/18        171          3          0          0            74          2          1          0
10/1/18 - 9/30/19        184          4          1          0            60          2          0          0
10/1/19 - 3/31/20         92          5          0          0            21          7          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                 -6.42%     -4.72%    5.43%      1.31%      -5.38%     30.29%     13.86%     -47.92%
Market Price                        -6.86%     -4.73%    5.50%      1.35%      -5.39%     30.70%     14.32%     -47.98%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy(TM) Index                 -5.80%     -3.54%    6.32%      2.14%      -4.60%     35.85%     23.57%     -42.59%
Russell 3000(R) Index              -13.70%     -9.13%    5.77%     10.15%       7.59%     32.36%    162.92%     136.94%
MSCI World Index                   -14.30%    -10.39%    3.25%      6.57%       4.11%     17.31%     88.98%      60.72%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R), Clean Edge(R), and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    56.57%
Industrials                                  41.87
Materials                                     1.50
Energy                                        0.06
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vestas Wind Systems A/S                      10.21%
Siemens Gamesa Renewable Energy S.A.          9.99
Northland Power, Inc.                         9.70
Orsted A/S                                    9.45
Boralex, Inc., Class A                        5.13
China Longyuan Power Group Corp.,
   Ltd., Class H                              4.58
SSE PLC                                       2.65
E. ON SE                                      2.54
NextEra Energy, Inc.                          2.54
General Electric Co.                          2.22
                                            ------
    Total                                    59.01%
                                            ======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            SEPTEMBER 30, 2009 - MARCH 31, 2020

            First Trust Global     ISE Clean Edge Global     Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy(TM) Index     Index               Index
            ------------------     ---------------------     ---------------     ----------
9/30/09     $10,000                $10,000                   $10,000             $10,000
3/31/10       8,375                  8,429                    11,219              10,744
9/30/10       6,490                  6,579                    11,096              10,675
3/31/11       7,437                  7,551                    13,172              12,189
9/30/11       5,161                  5,292                    11,157              10,212
3/31/12       5,009                  5,128                    14,119              12,257
9/30/12       4,328                  4,458                    14,527              12,416
3/31/13       4,967                  5,116                    16,176              13,710
9/30/13       6,779                  7,024                    17,664              14,926
3/31/14       7,896                  8,213                    19,833              16,323
9/30/14       7,605                  7,926                    20,801              16,746
3/31/15       7,319                  7,666                    22,284              17,307
9/30/15       7,045                  7,390                    20,697              15,895
3/31/16       7,981                  8,447                    22,208              16,710
9/30/16       9,189                  9,740                    23,794              17,699
3/31/17       9,126                  9,759                    26,219              19,177
9/30/17       9,760                 10,445                    28,243              20,914
3/31/18       9,938                 10,618                    29,839              21,769
9/30/18       9,475                 10,192                    33,208              23,265
3/31/19      10,011                 10,795                    32,454              22,658
9/30/19      10,193                 11,053                    34,177              23,691
3/31/20       9,539                 10,412                    29,495              20,303

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         58          8          0          0           130         53          2          1
10/1/15 - 9/30/16        102         20          5          1            96         27          2          0
10/1/16 - 9/30/17        138         31          0          0            79          3          0          0
10/1/17 - 9/30/18         85         13          0          0           140         12          1          0
10/1/18 - 9/30/19         77          5          0          0           152         17          0          0
10/1/19 - 3/31/20         93          5          2          0            23          2          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -22.81%    -26.34%   -3.44%      0.69%       3.25%     -16.07%     7.09%      44.26%
Market Price                       -23.10%    -26.70%   -3.47%      0.59%       3.21%     -16.19%     6.06%      43.58%

INDEX PERFORMANCE
ISE Global Engineering and
   Construction(TM) Index          -21.52%    -24.84%   -2.39%      1.84%       4.80%     -11.37%    20.05%      71.23%
Russell 3000(R) Index              -13.70%     -9.13%    5.77%     10.15%      10.76%      32.36%   162.92%     222.58%
MSCI World Industrials Index       -20.70%    -17.49%    1.81%      5.97%       7.60%       9.36%    78.58%     131.47%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  96.27%
Information Technology                        2.40
Utilities                                     0.86
Energy                                        0.47
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Jacobs Engineering Group, Inc.                3.60%
Kingspan Group PLC                            3.42
Vinci S.A.                                    3.21
Taisei Corp.                                  3.06
Quanta Services, Inc.                         2.90
Bouygues S.A.                                 2.85
Shimizu Corp.                                 2.83
Obayashi Corp.                                2.80
COMSYS Holdings Corp.                         2.72
Kajima Corp.                                  2.65
                                            ------
    Total                                    30.04%
                                            ======


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        SEPTEMBER 30, 2009 - MARCH 31, 2020

            First Trust Global Engineering     ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF               Construction(TM) Index         Index               Industrials Index
            ------------------------------     --------------------------     ---------------     -----------------
9/30/09     $10,000                            $10,000                        $10,000             $10,000
3/31/10      10,065                             10,113                         11,219              11,258
9/30/10      10,103                             10,188                         11,096              11,449
3/31/11      12,511                             12,679                         13,173              13,645
9/30/11       8,759                              9,018                         11,157              10,593
3/31/12      10,688                             10,944                         14,119              13,090
9/30/12      10,330                             10,652                         14,527              12,809
3/31/13      11,393                             11,767                         16,176              14,716
9/30/13      12,917                             13,458                         17,665              16,419
3/31/14      14,150                             14,802                         19,833              17,901
9/30/14      13,182                             13,851                         20,802              17,760
3/31/15      12,843                             13,698                         22,286              18,385
9/30/15      12,235                             13,087                         20,699              16,523
3/31/16      12,984                             13,992                         22,210              18,246
9/30/16      13,753                             14,848                         23,797              19,485
3/31/17      14,758                             16,044                         26,223              21,268
9/30/17      16,283                             17,775                         28,247              23,703
3/31/18      16,399                             17,866                         29,843              24,488
9/30/18      16,556                             18,180                         33,212              25,450
3/31/19      14,636                             16,151                         32,458              24,368
9/30/19      13,966                             15,468                         34,182              25,352
3/31/20      10,779                             12,141                         29,501              20,108

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         62          2          1          0           170         17          0          0
10/1/15 - 9/30/16         64          3          1          0           159         24          2          0
10/1/16 - 9/30/17         82          0          0          0           163          6          0          0
10/1/17 - 9/30/18         85          9          0          0           148          9          0          0
10/1/18 - 9/30/19         99          6          0          0           132         13          1          0
10/1/19 - 3/31/20         59          4          1          0            53          8          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -13.12%     -0.55%    4.93%      4.55%       4.64%     27.17%     56.00%      60.01%
Market Price                       -13.01%     -0.48%    4.94%      4.54%       4.64%     27.24%     55.85%      60.01%

INDEX PERFORMANCE
NASDAQ OMX(R) Clean Edge(R)
   Smart Grid Infrastructure
   Index(SM)                       -12.50%      0.91%    5.79%      5.41%       5.51%     32.47%     69.41%      74.44%
Russell 3000(R) Index              -13.70%     -9.13%    5.77%     10.15%      10.52%     32.36%    162.92%     182.15%
S&P Composite 1500(R)
   Industrials Index               -23.28%    -19.52%    2.90%      8.76%       9.63%     15.34%    131.55%     159.45%
MSCI World Industrials Index       -20.70%    -17.49%    1.81%      5.97%       6.55%      9.36%     78.58%      93.11%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
NASDAQ(R), NASDAQ OMX(R), Clean Edge(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       38.61%
Industrials                                  31.73
Utilities                                    20.94
Consumer Discretionary                        8.72
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Terna Rete Elettrica Nazionale S.p.A.         9.56%
Red Electrica Corp., S.A.                     8.97
Schneider Electric SE                         8.55
Enphase Energy, Inc.                          7.22
Prysmian S.p.A.                               6.80
Aptiv PLC                                     5.13
SolarEdge Technologies, Inc.                  4.90
Quanta Services, Inc.                         3.72
Advanced Energy Industries, Inc.              3.69
Badger Meter, Inc.                            3.57
                                            ------
    Total                                    62.11%
                                            ======


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 16, 2009 - MARCH 31, 2020

            First Trust NASDAQ(R)         NASDAQ OMX(R)                Russell                             MSCI World
            Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid     3000(R)     S&P Composite 1500(R)   Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)     Index       Industrials Index       Index
            -------------------------     ------------------------     -------     -------------------     -----------
11/16/09    $10,000                       $10,000                      $10,000     $10,000                 $10,000
3/31/10      10,257                        10,297                       10,731      11,205                  10,814
9/30/10      10,154                        10,236                       10,614      11,249                  10,997
3/31/11      11,775                        11,912                       12,600      13,832                  13,106
9/30/11       8,161                         8,341                       10,672      10,743                  10,174
3/31/12       9,553                         9,741                       13,505      14,081                  12,572
9/30/12       9,860                        10,103                       13,895      14,004                  12,302
3/31/13      10,996                        11,314                       15,472      16,373                  14,134
9/30/13      11,678                        12,082                       16,896      18,307                  15,769
3/31/14      13,450                        13,973                       18,971      20,766                  17,193
9/30/14      12,401                        12,931                       19,897      21,102                  17,057
3/31/15      12,583                        13,168                       21,316      22,495                  17,657
9/30/15      11,164                        11,698                       19,798      20,347                  15,868
3/31/16      12,302                        12,977                       21,243      22,980                  17,523
9/30/16      14,035                        14,828                       22,760      24,368                  18,713
3/31/17      15,064                        15,986                       25,079      27,424                  20,425
9/30/17      17,786                        18,927                       27,015      29,969                  22,764
3/31/18      18,037                        19,213                       28,541      31,357                  23,517
9/30/18      17,492                        18,727                       31,763      33,558                  24,441
3/31/19      16,094                        17,287                       31,042      32,236                  23,402
9/30/19      18,423                        19,937                       32,690      33,819                  24,347
3/31/20      16,006                        17,445                       28,211      25,946                  19,307

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         72         28         13          2            99         32          4          2
10/1/15 - 9/30/16         68         48          2          0            98         37          0          0
10/1/16 - 9/30/17        150         29          4          5            59          4          0          0
10/1/17 - 9/30/18        167         20          0          1            44         19          0          0
10/1/18 - 9/30/19         55          3          0          0           191          2          0          0
10/1/19 - 3/31/20         90          3          1          0            27          1          3          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -25.19%    -27.53%   -9.25%     -9.46%      -9.15%     -38.45%   -63.00%     -61.90%
Market Price                       -24.07%    -27.11%   -9.13%     -9.40%      -9.05%     -38.05%   -62.74%     -61.48%

INDEX PERFORMANCE
Indxx Global Natural Resources
   Income Index*                   -24.59%    -26.52%     N/A       N/A         N/A         N/A       N/A         N/A
MSCI All Country World
   Materials Index                 -20.37%    -21.27%   -0.53%     -0.70%      -0.41%      -2.64%    -6.79%      -4.08%
MSCI All Country World Index       -14.33%    -11.26%    2.85%      5.88%       6.02%      15.08%    77.03%      80.06%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    45.69%
Energy                                       20.80
Utilities                                    14.95
Consumer Staples                             13.32
Industrials                                   5.24
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC, ADR                           10.99%
Archer-Daniels-Midland Co.                    9.00
CNOOC Ltd., ADR                               7.57
MMC Norilsk Nickel PJSC                       6.64
UPM-Kymmene OYJ                               6.55
BHP Group PLC, ADR                            4.93
Occidental Petroleum Corp.                    4.59
International Paper Co.                       4.52
Tatneft PJSC                                  4.43
Marubeni Corp.                                4.10
                                            ------
    Total                                    63.32%
                                            ======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MARCH 11, 2010 - MARCH 31, 2020

            First Trust Indxx Global         MSCI All Country          MSCI All Country
            Natural Resources Income ETF     World Materials Index     World Index
            ----------------------------     ---------------------     ----------------
3/11/10     $10,000                          $10,000                   $10,000
3/31/10      10,297                           10,291                    10,172
9/30/10      11,208                           10,440                    10,220
3/31/11      14,567                           12,429                    11,604
9/30/11       8,910                            9,096                     9,606
3/31/12      10,984                           10,529                    11,519
9/30/12      10,141                           10,066                    11,621
3/31/13       9,256                           10,081                    12,731
9/30/13       8,085                           10,105                    13,681
3/31/14       8,027                           10,600                    14,841
9/30/14       7,893                           10,309                    15,230
3/31/15       6,189                            9,852                    15,646
9/30/15       4,144                            7,880                    14,216
3/31/16       3,874                            8,628                    14,967
9/30/16       4,152                            9,775                    15,916
3/31/17       4,436                           10,849                    17,218
9/30/17       4,794                           12,098                    18,885
3/31/18       5,108                           12,564                    19,761
9/30/18       5,327                           12,657                    20,731
3/31/19       5,256                           12,184                    20,289
9/30/19       5,093                           12,046                    21,017
3/31/20       3,810                            9,592                    18,006

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        104         14          2          0           119         13          0          0
10/1/15 - 9/30/16         74         21          2          1           114         31         10          0
10/1/16 - 9/30/17        115          7          0          0           129          0          0          0
10/1/17 - 9/30/18         51         19          0          0            93         85          3          0
10/1/18 - 9/30/19        128         27          3          0            52         40          1          0
10/1/19 - 3/31/20         15         40          7          2            26         35          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/20    3/31/20   3/31/20   3/31/20    to 3/31/20   3/31/20   3/31/20    to 3/31/20
FUND PERFORMANCE
NAV                                -28.62%    -28.34%   -17.42%   -19.06%     -18.70%     -61.60%   -87.94%     -87.53%
Market Price                       -28.41%    -28.03%   -17.47%   -19.12%     -18.69%     -61.72%   -88.02%     -87.51%

INDEX PERFORMANCE
Indxx Global Agriculture Index*    -28.40%    -27.70%     N/A       N/A         N/A         N/A       N/A         N/A
MSCI All Country World Index       -14.33%    -11.26%     2.85%     5.88%       6.02%      15.08%    77.03%      80.06%
MSCI All Country World
   Materials Index                 -20.37%    -21.27%    -0.53%    -0.70%      -0.41%      -2.64%    -6.79%      -4.08%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    53.68%
Industrials                                  28.00
Health Care                                   9.77
Consumer Staples                              6.98
Consumer Discretionary                        1.57
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                  10.21%
Bayer AG                                      9.77
BASF SE                                       9.64
Corteva, Inc.                                 5.75
Nutrien Ltd.                                  5.23
Kubota Corp.                                  5.06
Wilmar International Ltd.                     4.13
Industries Qatar QSC                          3.74
FMC Corp.                                     3.55
Evonik Industries AG                          3.28
                                            ------
    Total                                    60.36%
                                            ======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MARCH 11, 2010 - MARCH 31, 2020

            First Trust Indxx          MSCI All Country     MSCI All Country World
            Global Agriculture ETF     World Index          Materials Index
            ----------------------     ----------------     ----------------------
3/11/10     $10,000                    $10,000              $10,000
3/31/10      10,337                     10,172               10,291
9/30/10       9,794                     10,220               10,440
3/31/11      10,930                     11,604               12,429
9/30/11       6,416                      9,606                9,096
3/31/12       6,576                     11,519               10,529
9/30/12       4,871                     11,621               10,066
3/31/13       4,667                     12,731               10,081
9/30/13       4,392                     13,681               10,105
3/31/14       4,363                     14,841               10,600
9/30/14       3,924                     15,230               10,309
3/31/15       3,248                     15,646                9,852
9/30/15       1,915                     14,216                7,880
3/31/16       1,480                     14,967                8,628
9/30/16       1,552                     15,916                9,775
3/31/17       1,782                     17,218               10,849
9/30/17       1,972                     18,885               12,098
3/31/18       1,945                     19,761               12,564
9/30/18       1,942                     20,731               12,657
3/31/19       1,739                     20,289               12,184
9/30/19       1,746                     21,017               12,046
3/31/20       1,246                     18,005                9,592

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         96         52          7          1            55         38          3          0
10/1/15 - 9/30/16         37         20         15         16            72         47         22         24
10/1/16 - 9/30/17        120          0          0          0           122          7          2          0
10/1/17 - 9/30/18        171          5          0          0            72          3          0          0
10/1/18 - 9/30/19         18          0          1          0           221         11          0          0
10/1/19 - 3/31/20          6          1          0          0           102         16          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended    (4/12/10)     Ended    (4/12/10)
                                                         3/31/20    3/31/20   3/31/20   to 3/31/20   3/31/20   to 3/31/20
FUND PERFORMANCE
NAV                                                      -19.46%    -23.91%   -1.25%      -2.24%     -6.10%     -20.21%
Market Price                                             -19.29%    -23.95%   -1.32%      -2.29%     -6.43%     -20.61%

INDEX PERFORMANCE
ISE BICK(TM) Index                                       -18.61%    -22.92%   -0.37%      -1.32%     -1.84%     -12.45%
MSCI All Country World Index                             -14.33%    -11.26%    2.85%       5.63%     15.08%      72.65%
MSCI Emerging Markets Index                              -14.55%    -17.69%   -0.37%       0.38%     -1.82%       3.82%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       21.87%
Financials                                   19.57
Information Technology                       15.15
Communication Services                       13.50
Health Care                                  10.33
Materials                                     5.25
Consumer Staples                              5.20
Energy                                        4.03
Industrials                                   2.38
Utilities                                     1.48
Real Estate                                   1.24
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Dr. Reddy's Laboratories Ltd., ADR            2.54%
Celltrion Healthcare Co., Ltd.                2.45
Wipro Ltd., ADR                               2.19
Infosys Ltd., ADR                             2.14
Reliance Industries Ltd., GDR                 1.82
Celltrion, Inc.                               1.77
WNS (Holdings) Ltd., ADR                      1.75
NCSoft Corp.                                  1.70
JD.com, Inc., ADR                             1.65
TAL Education Group, ADR                      1.60
                                            ------
    Total                                    19.61%
                                            ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 12, 2010 - MARCH 31, 2020

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,650           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527
9/30/14       9,050                9,432           14,604               10,829
3/31/15       8,497                8,920           15,003               10,572
9/30/15       6,865                7,163           13,632                8,740
3/31/16       7,383                7,773           14,352                9,300
9/30/16       8,512                8,958           15,262               10,207
3/31/17       9,234                9,764           16,510               10,901
9/30/17      10,822               11,512           18,108               12,499
3/31/18      11,613               12,333           18,948               13,600
9/30/18      10,085               10,867           19,878               12,398
3/31/19      10,487               11,363           19,455               12,610
9/30/19       9,906               10,758           20,152               12,150
3/31/20       7,979                8,755           17,265               10,382

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         38          6          0          0           116         79         13          0
10/1/15 - 9/30/16         34          0          0          0           113         97          8          1
10/1/16 - 9/30/17         65         26          0          0            51         99         10          0
10/1/17 - 9/30/18        120         37          2          0            76         14          2          0
10/1/18 - 9/30/19         40          4          1          0           148         56          2          0
10/1/19 - 3/31/20         50         14          0          0            46          6          9          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended    (2/17/11)     Ended    (2/17/11)
                                                         3/31/20    3/31/20   3/31/20   to 3/31/20   3/31/20   to 3/31/20
FUND PERFORMANCE
NAV                                                       -6.92%     -3.88%    4.23%       6.08%     23.00%      71.23%
Market Price                                              -7.18%     -3.41%    4.24%       6.08%     23.05%      71.26%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic Index (1) (2)                   -5.94%      N/A       N/A        N/A         N/A        N/A
Nasdaq CTA Smartphone Index(SM) (1)                       -1.66%      1.41%    6.06%       7.54%     34.19%      93.99%
MSCI World Index                                         -14.30%    -10.39%    3.25%       5.58%     17.31%      64.06%
MSCI All Country World Information Technology Index       -1.17%      6.72%   13.79%      12.62%     90.78%     195.40%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

(1) On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       57.39%
Communication Services                       23.57
Real Estate                                  14.99
Consumer Discretionary                        2.58
Industrials                                   1.47
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Digital Realty Trust, Inc.                    4.07%
SBA Communications Corp.                      1.98
GDS Holdings Ltd., ADR                        1.98
Equinix, Inc.                                 1.91
Crown Castle International Corp.              1.83
Infrastrutture Wireless Italiane S.p.A.       1.82
Advanced Micro Devices, Inc.                  1.79
CoreSite Realty Corp.                         1.76
Arista Networks, Inc.                         1.76
China Tower Corp., Ltd., Class H              1.76
                                            ------
    Total                                    20.66%
                                            ======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 17, 2011 - MARCH 31, 2020

            First Trust Indxx         Nasdaq CTA               MSCI World     MSCI All Country World
            NextG ETF                 Smartphone Index(SM)     Index          Information Technology Index
            ---------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                   $10,000                  $10,000        $10,000
3/31/11       9,399                     9,412                    9,849          9,547
9/30/11       7,503                     7,595                    8,251          8,390
3/31/12       9,238                     9,328                    9,904         10,774
9/30/12       7,805                     7,925                   10,032         10,566
3/31/13       9,021                     9,180                   11,077         10,774
9/30/13      10,975                    11,245                   12,059         11,756
3/31/14      12,117                    12,470                   13,188         13,356
9/30/14      12,748                    13,187                   13,530         14,502
3/31/15      13,920                    14,460                   13,983         15,485
9/30/15      12,194                    12,706                   12,842         14,328
3/31/16      13,098                    13,739                   13,501         15,785
9/30/16      14,585                    15,322                   14,300         17,605
3/31/17      16,474                    17,413                   15,494         19,719
9/30/17      18,041                    19,153                   16,898         22,884
3/31/18      18,932                    20,114                   17,589         25,486
9/30/18      18,076                    19,388                   18,797         28,111
3/31/19      17,816                    19,136                   18,306         27,681
9/30/19      18,397                    19,733                   19,141         29,887
3/31/20      17,123                    19,399                   16,406         29,537

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        123          4          0          0           118          7          0          0
10/1/15 - 9/30/16         19          0          0          0           164         67          3          0
10/1/16 - 9/30/17         59          0          0          0           159         32          1          0
10/1/17 - 9/30/18         61          1          0          0           166         21          2          0
10/1/18 - 9/30/19        110         11          0          0           119         11          0          0
10/1/19 - 3/31/20        100          2          0          0            19          5          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for inclusion in the Index, a security must be issued by a company classified as an "Automobile Manufacturer" by the Industry Classification Benchmark. In addition, a security must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million and a minimum free float of 20%.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (5/9/11)     Ended     (5/9/11)
                                                         3/31/20    3/31/20   3/31/20   to 3/31/20   3/31/20   to 3/31/20
FUND PERFORMANCE
NAV                                                      -24.55%    -24.76%   -7.71%      -0.70%     -33.05%     -6.05%
Market Price                                             -24.58%    -24.57%   -7.70%      -0.67%     -33.01%     -5.84%

INDEX PERFORMANCE
NASDAQ OMX Global Auto Index(SM)                         -23.97%    -23.79%   -6.86%       0.26%     -29.91%      2.33%
MSCI World Index                                         -14.30%    -10.39%    3.25%       5.70%      17.31%     63.68%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and the Index, are the registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                      100.00%
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla, Inc.                                  17.68%
Toyota Motor Corp.                            9.61
Honda Motor Co., Ltd.                         8.90
General Motors Co.                            6.43
Daimler AG                                    5.89
Geely Automobile Holdings Ltd.                4.26
Subaru Corp.                                  4.06
Hyundai Motor Co.                             3.91
Bayerische Motoren Werke AG                   3.52
Volkswagen AG (Preference Shares)             3.31
                                            ------
    Total                                    67.57%
                                            ======


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     MAY 9, 2011 - MARCH 31, 2020

           First Trust NASDAQ         NASDAQ OMX Global     MSCI World
           Global Auto Index Fund     Auto Index(SM)        Index
           ----------------------     -----------------     ----------
5/9/11     $10,000                    $10,000               $10,000
9/30/11      7,545                      7,717                 8,232
3/31/12      9,324                      9,459                 9,881
9/30/12      8,282                      8,439                10,009
3/31/13     10,210                     10,402                11,052
9/30/13     13,205                     13,581                12,032
3/31/14     13,593                     14,039                13,158
9/30/14     13,085                     13,556                13,499
3/31/15     14,034                     14,601                13,951
9/30/15     11,727                     12,208                12,813
3/31/16     11,826                     12,418                13,470
9/30/16     11,990                     12,550                14,267
3/31/17     13,091                     13,851                15,458
9/30/17     14,803                     15,719                16,858
3/31/18     15,201                     16,109                17,547
9/30/18     13,682                     14,656                18,752
3/31/19     12,488                     13,426                18,263
9/30/19     12,453                     13,460                19,098
3/31/20      9,395                     10,233                16,368

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         90         12          1          1           129         19          0          0
10/1/15 - 9/30/16         78          7          2          0           118         42          5          1
10/1/16 - 9/30/17         91          9          0          0           124         26          1          0
10/1/17 - 9/30/18        120         12          1          0           113          5          0          0
10/1/18 - 9/30/19        114          6          0          0           126          4          1          0
10/1/19 - 3/31/20         51          6          1          1            61          5          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a cloud computing company classified by the Consumer Technology Association ("CTA"). A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service. In addition, securities included in the Index must have a minimum capitalization of $500 million.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (7/5/11)     Ended     (7/5/11)
                                                         3/31/20    3/31/20   3/31/20   to 3/31/20   3/31/20   to 3/31/20
FUND PERFORMANCE
NAV                                                       -3.13%    -4.87%    13.86%      12.43%      91.40%    178.51%
Market Price                                              -3.08%    -4.84%    13.88%      12.44%      91.50%    178.67%

INDEX PERFORMANCE
ISE CTA Cloud Computing(TM) Index (1)                     -2.89%    -4.22%    14.43%      13.05%      96.18%    192.04%
S&P 500(R) Index                                         -12.31%    -6.98%     6.73%      10.11%      38.47%    131.99%
S&P Composite 1500 Information Technology Index           -0.33%     9.03%    16.38%      16.09%     113.47%    268.26%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

(1) On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud Computing(TM) Index."

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       81.84%
Consumer Discretionary                        9.16
Communication Services                        7.21
Health Care                                   1.79
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Amazon.com, Inc.                              5.24%
Microsoft Corp.                               5.04
Alphabet, Inc., Class A                       4.31
Oracle Corp.                                  4.16
Citrix Systems, Inc.                          4.05
Alibaba Group Holding Ltd.                    3.92
VMware, Inc., Class A                         3.76
MongoDB, Inc.                                 3.70
Akamai Technologies, Inc.                     3.39
Shopify, Inc., Class A                        2.99
                                            ------
    Total                                    40.56%
                                            ======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JULY 5, 2011 - MARCH 31, 2020

            First Trust Cloud     ISE CTA Cloud           S&P 500(R)     S&P Composite 1500
            Computing ETF         Computing(TM) Index     Index          Information Technology Index
            -----------------     -------------------     ----------     ----------------------------
7/5/11      $10,000               $10,000                 $10,000        $10,000
9/30/11       7,902                 7,909                   8,501          8,886
3/31/12      10,604                10,641                  10,702         11,739
9/30/12       9,864                 9,934                  11,068         11,695
3/31/13      10,531                10,640                  12,196         11,682
9/30/13      12,214                12,376                  13,209         12,718
3/31/14      13,390                13,612                  14,861         14,655
9/30/14      13,581                13,852                  15,815         16,153
3/31/15      14,551                14,885                  16,753         17,253
9/30/15      13,994                14,354                  15,718         16,547
3/31/16      14,789                15,247                  17,052         18,475
9/30/16      17,114                17,697                  18,143         20,324
3/31/17      19,392                19,930                  19,979         23,173
9/30/17      21,052                21,701                  21,519         26,144
3/31/18      24,370                25,195                  22,776         29,394
9/30/18      28,591                29,662                  25,375         34,091
3/31/19      29,280                30,490                  24,939         33,777
9/30/19      28,753                30,069                  26,455         36,949
3/31/20      27,851                29,200                  23,199         36,826

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        193          9          0          0            48          2          0          0
10/1/15 - 9/30/16        146          1          0          0           106          0          0          0
10/1/16 - 9/30/17        188          0          0          0            62          1          0          0
10/1/17 - 9/30/18        176          1          0          0            74          0          0          0
10/1/18 - 9/30/19        168          5          0          0            72          4          2          0
10/1/19 - 3/31/20         79          0          0          0            47          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (formerly First Trust International IPO ETF) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX Global Composite Index (the "Base Index") and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended    (11/4/14)     Ended    (11/4/14)
                                                         3/31/20    3/31/20   3/31/20   to 3/31/20   3/31/20   to 3/31/20
FUND PERFORMANCE
NAV                                                        1.29%      6.33%    5.96%       5.10%     33.55%      30.86%
Market Price                                               1.13%      6.34%    5.91%       5.06%     33.23%      30.54%

INDEX PERFORMANCE
IPOX(R) International Index                                2.10%      7.61%    6.87%       5.98%     39.43%      36.83%
MSCI World ex USA Index                                  -17.23%    -14.89%   -0.76%      -0.25%     -3.76%      -1.34%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
IPOX(R) and the Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       27.51%
Information Technology                       16.55
Health Care                                  16.15
Communication Services                       14.92
Utilities                                     6.63
Industrials                                   5.36
Financials                                    4.22
Consumer Staples                              3.84
Energy                                        3.15
Real Estate                                   1.67
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Softbank Corp.                                5.51%
Siemens Healthineers AG                       3.66
Prosus N.V.                                   3.45
Shopify, Inc., Class A                        3.30
Wuxi Biologics Cayman, Inc.                   3.30
Postal Savings Bank of China Co., Ltd.,
   Class H                                    3.21
Saudi Arabian Oil Co.                         3.15
Sanofi                                        3.12
Orsted A/S                                    3.12
Adyen N.V.                                    3.02
                                            ------
    Total                                    34.84%
                                            ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       NOVEMBER 4, 2014 - MARCH 31, 2020

            First Trust International     IPOX(R) International     MSCI World
            Equity Opportunities ETF      Index                     ex USA Index
            -------------------------     ---------------------     -----------
11/4/14     $10,000                       $10,000                   $10,000
3/31/15       9,798                         9,813                    10,252
9/30/15       8,526                         8,522                     9,212
3/31/16       8,864                         8,954                     9,386
9/30/16       9,432                         9,523                     9,872
3/31/17       9,913                        10,072                    10,506
9/30/17      11,952                        12,204                    11,722
3/31/18      12,949                        13,217                    11,951
9/30/18      12,352                        12,713                    12,036
3/31/19      12,308                        12,716                    11,594
9/30/19      12,920                        13,403                    11,922
3/31/20      13,086                        13,684                     9,866

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 9/30/15         90         11          1          0           117          8          0          1
10/1/15 - 9/30/16        109         30          0          0            86         28          0          0
10/1/16 - 9/30/17        138         32          0          0            63         17          1          0
10/1/17 - 9/30/18        152         27          1          0            67          4          0          0
10/1/18 - 9/30/19         94         26         10          0            93         24          4          0
10/1/19 - 3/31/20         50         31          5          0            31          2          5          2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index includes securities of companies classified as "cybersecurity" companies by the CTA.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL         CUMULATIVE
                                                                                    TOTAL RETURNS        TOTAL RETURNS
                                                  6 Months Ended   1 Year Ended   Inception (7/6/15)   Inception (7/6/15)
                                                     3/31/20         3/31/20          to 3/31/20           to 3/31/20
FUND PERFORMANCE
NAV                                                   -5.36%          -6.67%             6.24%               33.18%
Market Price                                          -5.38%          -6.59%             6.27%               33.39%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(SM)                    -4.83%          -5.80%             7.03%               37.94%
S&P 500(R) Index                                     -12.31%          -6.98%             6.99%               37.67%
S&P Composite 1500 Information Technology Index       -0.33%           9.03%            17.26%              112.50%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       93.46%
Industrials                                   6.54
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Okta, Inc.                                    6.72%
Cisco Systems, Inc.                           6.19
Splunk, Inc.                                  6.03
Broadcom, Inc.                                5.35
Palo Alto Networks, Inc.                      5.15
NortonLifeLock, Inc.                          4.64
Zscaler, Inc.                                 4.16
Akamai Technologies, Inc.                     3.75
Leidos Holdings, Inc.                         3.60
Fortinet, Inc.                                3.43
                                            ------
    Total                                    49.02%
                                            ======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 6, 2015 - MARCH 31, 2020

            First Trust Nasdaq     Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF      Cybersecurity Index(SM)     Index          Information Technology Index
            ------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                $10,000                     $10,000        $10,000
9/30/15       8,575                  8,585                       9,328          9,547
3/31/16       8,595                  8,645                      10,120         10,659
9/30/16      10,018                 10,113                      10,768         11,726
3/31/17      10,993                 11,137                      11,858         13,370
9/30/17      11,093                 11,276                      12,772         15,084
3/31/18      12,713                 12,943                      13,518         16,959
9/30/18      14,475                 14,808                      15,060         19,669
3/31/19      14,271                 14,642                      14,801         19,488
9/30/19      14,074                 14,493                      15,701         21,318
3/31/20      13,318                 13,794                      13,767         21,250

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 7, 2015 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
7/7/15 - 9/30/15          49          7          1          0             4          0          0          0
10/1/15 - 9/30/16        140          0          0          0           113          0          0          0
10/1/16 - 9/30/17        228          2          0          0            21          0          0          0
10/1/17 - 9/30/18        222          1          0          0            28          0          0          0
10/1/18 - 9/30/19        200          4          0          0            45          2          0          0
10/1/19 - 3/31/20        110          1          0          0             9          2          3          1

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2020 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2019     MARCH 31, 2020      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $  758.90            0.55%                $2.42
Hypothetical (5% return before expenses)             $1,000.00          $1,022.25            0.55%                $2.78

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $  727.40            0.60%                $2.59
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $  723.70            0.55%                $2.37
Hypothetical (5% return before expenses)             $1,000.00          $1,022.25            0.55%                $2.78

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $  935.80            0.60%                $2.90
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $  771.90            0.70%                $3.10
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2020 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2019     MARCH 31, 2020      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $  868.80            0.70%                $3.27
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $  748.10            0.70%                $3.06
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $  713.80            0.70%                $3.00
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $  805.40            0.64%                $2.89
Hypothetical (5% return before expenses)             $1,000.00          $1,021.80            0.64%                $3.23

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $  930.80            0.70%                $3.38
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $  754.50            0.70%                $3.07
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $  968.70            0.60%                $2.95
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $1,012.90            0.70%                $3.52
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $  946.40            0.60%                $2.92
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2019 through March 31, 2020), multiplied by 183/366 (to reflect the six-month period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.1%
             BELGIUM -- 3.1%
     292,002 Proximus S.A., DP (b)             $    6,705,692
                                               --------------
             DENMARK -- 3.2%
     614,610 Danske Bank A/S (b) (c)                6,840,244
                                               --------------
             FINLAND -- 2.1%
     313,725 Fortum OYJ (b)                         4,563,774
                                               --------------
             FRANCE -- 23.4%
     152,151 BNP Paribas S.A. (b)                   4,442,087
     563,796 CNP Assurances (b)                     5,459,002
      56,232 Covivio (b)                            3,158,032
     374,687 Klepierre S.A. (b)                     7,142,129
   3,379,283 Natixis S.A. (b)                      10,760,454
     201,417 SCOR SE (b)                            4,431,428
     429,444 Societe Generale S.A. (b)              7,035,221
     202,488 TOTAL S.A. (b)                         7,629,513
                                               --------------
                                                   50,057,866
                                               --------------
             GERMANY -- 8.4%
      26,711 Allianz SE (b)                         4,548,821
     179,896 Bayerische Motoren Werke AG
                (Preference Shares) (b)             7,628,555
     219,247 Deutsche Post AG (b)                   5,877,713
                                               --------------
                                                   18,055,089
                                               --------------
             ITALY -- 8.7%
     374,538 Assicurazioni Generali S.p.A. (b)      5,073,044
   4,764,984 Intesa Sanpaolo S.p.A. (b)             7,710,040
   1,295,208 Snam S.p.A. (b)                        5,919,495
                                               --------------
                                                   18,702,579
                                               --------------
             NETHERLANDS -- 13.2%
   5,159,878 Aegon N.V. (b)                        12,886,310
   1,423,711 ING Groep N.V. (b)                     7,295,237
     297,541 NN Group N.V. (b)                      8,085,908
                                               --------------
                                                   28,267,455
                                               --------------
             SPAIN -- 2.9%
   2,650,639 Banco Santander S.A. (b)               6,305,404
                                               --------------
             SWEDEN -- 2.6%
     826,383 Skandinaviska Enskilda Banken
                AB, Class A (b) (c)                 5,534,337
                                               --------------
             SWITZERLAND -- 8.8%
      65,755 Swiss Re AG (b)                        5,063,064
     961,670 UBS Group AG (b)                       8,814,778
      13,927 Zurich Insurance Group AG (b)          4,892,647
                                               --------------
                                                   18,770,489
                                               --------------
             UNITED KINGDOM -- 22.7%
   3,021,596 Aviva PLC (b)                          9,934,242
     347,423 GlaxoSmithKline PLC (b)                6,519,088
     766,528 Royal Dutch Shell PLC,
                Class B (b)                        12,857,758
     462,157 SSE PLC (b)                            7,426,409
   4,341,128 Standard Life Aberdeen PLC (b)        11,980,638
                                               --------------
                                                   48,718,135
                                               --------------


             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.1%        $  212,521,064
             (Cost $261,742,058) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.9%                 1,873,428
                                               --------------
             NET ASSETS -- 100.0%              $  214,394,492
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $212,521,064 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,110,065 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $55,331,059. The net unrealized depreciation was $49,220,994.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $           --  $  212,521,064  $         --
                   ============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                62.4%
British Pound Sterling                              22.9
Swiss Franc                                          8.9
Danish Krone                                         3.2
Swedish Krona                                        2.6
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 2.6%
     196,196 BGP Holdings
                PLC (b) (c) (d) (e) (f)        $            0
      16,693 BWP Trust (b)                             34,348
      14,795 Charter Hall Long Wale REIT (b)           40,023
      12,562 Charter Hall Retail REIT (b)              23,992
      81,950 Cromwell Property Group (b)               40,040
      37,481 Dexus (b)                                207,705
      66,500 GPT Group (The) (b)                      147,740
     134,148 Mirvac Group (b)                         170,435
     180,232 Scentre Group (b)                        172,631
      32,349 Shopping Centres Australasia
                Property Group (b)                     44,865
      81,893 Stockland (b)                            125,928
     107,386 Vicinity Centres (b)                      67,174
                                               --------------
                                                    1,074,881
                                               --------------
             AUSTRIA -- 0.2%
       2,364 CA Immobilien Anlagen AG (b)              80,616
                                               --------------
             BELGIUM -- 1.2%
         844 Aedifica S.A.                             87,965
         177 Ascencio (b)                               8,192
         732 Befimmo S.A. (b)                          35,016
         886 Cofinimmo S.A. (b)                       115,065
         759 Intervest Offices & Warehouses
                N.V. (b)                               19,775
          83 Leasinvest Real Estate S.C.A.              8,111
         432 Montea C.V.A. (b) (c)                     39,818
         344 Retail Estates N.V. (b)                   17,788
       4,528 Warehouses De Pauw C.V.A. (b)            129,250
          82 Wereldhave Belgium Comm VA (b)             4,642
         523 Xior Student Housing N.V. (b) (g)         22,760
                                               --------------
                                                      488,382
                                               --------------
             BERMUDA -- 0.4%
      39,722 Hongkong Land Holdings Ltd. (b)          148,614
                                               --------------
             CANADA -- 2.7%
       4,218 Allied Properties Real Estate
                Investment Trust                      134,096
       4,212 Artis Real Estate Investment
                Trust                                  23,884
       1,303 Boardwalk Real Estate Investment
                Trust                                  21,212
       5,779 Canadian Apartment Properties
                REIT                                  174,894
       7,342 Chartwell Retirement Residences           46,693
       8,758 Choice Properties Real Estate
                Investment Trust                       80,405
       6,219 Cominar Real Estate Investment
                Trust                                  35,839
       3,026 Crombie Real Estate Investment
                Trust                                  26,706
       3,778 Dream Industrial Real Estate
                Investment Trust                       25,208
       1,615 Dream Office Real Estate
                Investment Trust                       26,785
       4,564 First Capital Real Estate
                Investment Trust                       44,203


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
       1,850 Granite Real Estate Investment
                Trust                          $       76,416
       9,802 H&R Real Estate Investment Trust          62,198
       3,902 InterRent Real Estate Investment
                Trust                                  36,904
       2,895 Killam Apartment Real Estate
                Investment Trust                       32,462
       1,630 Northview Apartment Real Estate
                Investment Trust                       37,921
       3,510 NorthWest Healthcare Properties
                Real Estate Investment Trust           24,093
      10,844 RioCan Real Estate Investment
                Trust                                 124,290
       4,363 SmartCentres Real Estate
                Investment Trust                       58,409
       3,531 Summit Industrial Income REIT             22,255
                                               --------------
                                                    1,114,873
                                               --------------
             CAYMAN ISLANDS -- 1.5%
      92,057 CK Asset Holdings Ltd. (b)               499,473
      34,422 Wharf Real Estate Investment
                Co., Ltd. (b)                         140,405
                                               --------------
                                                      639,878
                                               --------------
             FINLAND -- 0.3%
       2,634 Citycon OYJ (b)                           16,293
       6,175 Kojamo OYJ (b)                           116,613
                                               --------------
                                                      132,906
                                               --------------
             FRANCE -- 1.4%
       1,282 Carmila S.A. (b)                          18,325
       1,584 Covivio (b)                               88,959
       1,776 Gecina S.A. (b)                          233,704
       1,092 ICADE (b)                                 85,709
       6,538 Klepierre S.A. (b)                       124,625
       2,103 Mercialys S.A. (b)                        15,365
                                               --------------
                                                      566,687
                                               --------------
             GERMANY -- 4.5%
       5,773 alstria office REIT-AG (b)                82,848
       1,753 Deutsche EuroShop AG (b)                  20,224
      12,259 Deutsche Wohnen SE (b)                   464,600
       2,396 Hamborner REIT AG (b)                     21,276
       2,370 LEG Immobilien AG (b)                    265,766
       4,331 TAG Immobilien AG (b)                     85,176
         454 TLG Immobilien AG (b)                      7,200
      18,620 Vonovia SE (b)                           926,225
                                               --------------
                                                    1,873,315
                                               --------------
             GUERNSEY -- 0.2%
       8,230 BMO Real Estate Investments Ltd.           7,074
      12,622 Regional REIT Ltd. (b) (g) (h)            12,901
      17,789 Schroder Real Estate Investment
                Trust Ltd. (b)                          8,533
      32,233 Sirius Real Estate Ltd. (b)               26,363
      13,924 Standard Life Investment Property
                Income Trust Ltd. (b)                  14,506
                                               --------------
                                                       69,377
                                               --------------


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             HONG KONG -- 4.7%
      67,416 Champion REIT (b)                 $       40,486
      69,251 Hang Lung Properties Ltd. (b)            139,647
      21,402 Hysan Development Co., Ltd. (b)           69,116
      71,054 Link REIT (b)                            598,877
     196,159 New World Development Co.,
                Ltd. (b)                              209,160
     111,940 Sino Land Co., Ltd. (b)                  140,883
      48,910 Sun Hung Kai Properties Ltd. (b)         639,451
      36,066 Swire Properties Ltd. (b)                100,759
                                               --------------
                                                    1,938,379
                                               --------------
             IRELAND -- 0.1%
      23,509 Hibernia REIT PLC (b)                     27,121
      14,988 Irish Residential Properties REIT
                PLC (b)                                20,294
                                               --------------
                                                       47,415
                                               --------------
             ISLE OF MAN -- 0.0%
       8,692 RDI REIT PLC (b)                           7,021
                                               --------------
             ISRAEL -- 0.2%
       4,681 Amot Investments Ltd. (b)                 27,476
       1,255 Azrieli Group Ltd. (b)                    71,755
                                               --------------
                                                       99,231
                                               --------------
             ITALY -- 0.0%
       2,238 Immobiliare Grande Distribuzione
                SIIQ S.p.A. (b)                         9,218
                                               --------------
             JAPAN -- 12.2%
          24 Activia Properties, Inc. (b)              77,906
          44 Advance Residence Investment
                Corp. (b)                             127,872
       4,027 AEON Mall Co., Ltd. (b)                   50,826
          53 AEON REIT Investment Corp. (b)            50,944
          21 Comforia Residential REIT,
                Inc. (b)                               60,044
          68 Daiwa House REIT Investment
                Corp. (b)                             166,663
           9 Daiwa Office Investment Corp. (b)         49,946
          16 Frontier Real Estate Investment
                Corp. (b)                              45,328
          25 Fukuoka REIT Corp. (b)                    25,943
          33 Global One Real Estate Investment
                Corp. (b)                              27,827
         124 GLP J-REIT (b)                           140,609
      12,400 Hulic Co., Ltd. (b)                      125,489
          40 Hulic REIT, Inc. (b)                      46,538
          41 Ichigo Office REIT Investment
                Corp. (b)                              28,448
          59 Industrial & Infrastructure Fund
                Investment Corp. (b)                   79,902
         298 Invesco Office J-REIT, Inc. (b)           39,474
         167 Invincible Investment Corp. (b)           37,675
          43 Japan Excellent, Inc. (b)                 49,664
         153 Japan Hotel REIT Investment
                Corp. (b)                              44,663
          30 Japan Logistics Fund, Inc. (b)            66,832


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
          29 Japan Prime Realty Investment
                Corp. (b)                      $       87,617
          45 Japan Real Estate Investment
                Corp. (b)                             264,523
          51 Japan Rental Housing Investments,
                Inc. (b)                               43,175
          90 Japan Retail Fund Investment
                Corp. (b)                             102,309
          13 Kenedix Office Investment
                Corp. (b)                              68,841
          31 Kenedix Residential Next
                Investment Corp. (b)                   48,504
          18 Kenedix Retail REIT Corp. (b)             25,566
          47 LaSalle Logiport REIT (b)                 63,711
          57 MCUBS MidCity Investment
                Corp. (b)                              40,390
      39,366 Mitsubishi Estate Co., Ltd. (b)          581,402
      32,268 Mitsui Fudosan Co., Ltd. (b)             558,711
          14 Mitsui Fudosan Logistics Park,
                Inc. (b)                               59,224
          53 Mori Hills REIT Investment
                Corp. (b)                              70,878
          34 Mori Trust Sogo REIT, Inc. (b)            41,240
          15 Nippon Accommodations Fund,
                Inc. (b)                               81,611
          43 Nippon Building Fund, Inc. (b)           289,259
          73 Nippon Prologis REIT, Inc. (b)           183,675
          15 NIPPON REIT Investment
                Corp. (b)                              44,421
       3,900 Nomura Real Estate Holdings,
                Inc. (b)                               63,105
         154 Nomura Real Estate Master Fund,
                Inc. (b)                              195,876
          90 Orix JREIT, Inc. (b)                     118,374
          43 Premier Investment Corp. (b)              47,583
         137 Sekisui House REIT, Inc. (b)              87,829
      13,544 Sumitomo Realty & Development
                Co., Ltd. (b)                         330,715
       6,787 Tokyo Tatemono Co., Ltd. (b)              71,886
          30 Tokyu REIT, Inc. (b)                      39,452
         102 United Urban Investment Corp. (b)        102,047
                                               --------------
                                                    5,054,517
                                               --------------
             JERSEY -- 0.0%
       2,849 Phoenix Spree Deutschland
                Ltd. (b)                                9,541
                                               --------------
             LUXEMBOURG -- 0.7%
       1,000 ADO Properties S.A. (b) (g) (h)           22,568
      41,267 Aroundtown S.A. (b)                      206,560
       3,778 Grand City Properties S.A. (b)            79,087
                                               --------------
                                                      308,215
                                               --------------
             MULTI-NATIONAL -- 0.6%
       4,622 Unibail-Rodamco-Westfield (b)            264,963
                                               --------------
             NETHERLANDS -- 0.1%
       1,650 Eurocommercial Properties
                N.V. (b)                               15,935
         610 NSI N.V. (b)                              24,513
         588 Vastned Retail N.V. (b)                    9,867


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             NETHERLANDS (CONTINUED)
       1,383 Wereldhave N.V.                   $       10,174
                                               --------------
                                                       60,489
                                               --------------
             NEW ZEALAND -- 0.3%
      37,311 Goodman Property Trust (b)                47,863
      53,483 Kiwi Property Group Ltd. (b)              29,824
      36,228 Precinct Properties New Zealand
                Ltd. (b)                               36,718
                                               --------------
                                                      114,405
                                               --------------
             NORWAY -- 0.2%
       5,739 Entra ASA (b) (g) (h)                     68,552
                                               --------------
             SINGAPORE -- 3.3%
     100,600 Ascendas Real Estate Investment
                Trust (b)                             199,189
      93,490 CapitaLand Commercial Trust (b)          100,320
      85,630 CapitaLand Ltd. (b)                      171,597
      82,283 CapitaLand Mall Trust (b)                103,172
      26,900 CDL Hospitality Trusts (b)                15,095
      16,100 City Developments Ltd. (b)                81,638
      45,269 Fortune Real Estate Investment
                Trust (b)                              41,617
      24,300 Frasers Centrepoint Trust (b)             38,020
      56,800 Frasers Logistics & Industrial
                Trust (b) (g)                          35,114
      41,533 Keppel DC REIT (b)                        66,657
      67,700 Keppel REIT (b)                           45,036
      48,600 Manulife US Real Estate
                Investment Trust (b) (g)               35,084
      74,821 Mapletree Commercial Trust (b)            95,964
      52,600 Mapletree Industrial Trust (b)            89,324
      87,253 Mapletree Logistics Trust (b)             96,648
      70,297 Suntec Real Estate Investment
                Trust (b)                              61,477
      16,900 UOL Group Ltd. (b)                        77,536
                                               --------------
                                                    1,353,488
                                               --------------
             SPAIN -- 0.5%
      11,143 Inmobiliaria Colonial Socimi
                S.A. (b)                              105,041
       2,094 Lar Espana Real Estate Socimi
                S.A.                                    9,296
      11,349 Merlin Properties Socimi S.A. (b)         85,647
                                               --------------
                                                      199,984
                                               --------------
             SWEDEN -- 2.0%
       1,581 Atrium Ljungberg AB, Class B (b)          24,622
       9,244 Castellum AB (b)                         155,858
         864 Catena AB (b)                             25,083
       2,887 Dios Fastigheter AB (b)                   19,296
       9,048 Fabege AB (b)                            115,439
       3,325 Fastighets AB Balder,
                Class B (b) (c)                       120,203
       3,755 Hufvudstaden AB, Class A (b)              51,308
      17,286 Klovern AB, Class B (b)                   25,528
       6,472 Kungsleden AB (b)                         48,684
       5,472 Nyfosa AB (b) (c)                         27,409
       3,027 Pandox AB (b)                             24,992


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SWEDEN (CONTINUED)
      31,907 Samhallsbyggnadsbolaget i
                Norden AB (b)                  $       61,168
       5,587 Wallenstam AB, Class B (b)                63,462
       4,549 Wihlborgs Fastigheter AB (b)              62,917
                                               --------------
                                                      825,969
                                               --------------
             SWITZERLAND -- 1.4%
         482 Allreal Holding AG (b)                    89,479
          95 Hiag Immobilien Holding AG (b)             9,059
         222 Mobimo Holding AG (b)                     62,168
       1,345 PSP Swiss Property AG (b)                168,191
       2,575 Swiss Prime Site AG (b)                  250,626
                                               --------------
                                                      579,523
                                               --------------
             UNITED KINGDOM -- 4.4%
      80,971 Assura PLC (b)                            83,935
       5,254 Big Yellow Group PLC (b)                  65,002
      31,897 British Land (The) Co. PLC (b)           133,016
      25,210 Capital & Counties Properties
                PLC (b)                                51,319
      21,370 Civitas Social Housing
                PLC (b) (g)                            25,466
      13,268 Custodian REIT PLC (b)                    16,377
       3,441 Derwent London PLC (b)                   139,000
      20,110 Empiric Student Property PLC (b)          16,361
      15,616 GCP Student Living PLC (b)                25,561
      20,629 Grainger PLC (b)                          65,648
       8,691 Great Portland Estates PLC (b)            73,223
      26,289 Hammerson PLC (b)                         25,066
       3,405 Helical PLC (b)                           14,524
       8,079 Impact Healthcare REIT
                PLC (b) (g)                             9,236
      33,410 Intu Properties PLC (b) (c)                1,789
      24,446 Land Securities Group PLC (b)            168,577
      27,888 LondonMetric Property PLC (b)             60,826
      17,877 LXI REIT PLC (b) (g)                      23,923
      10,319 NewRiver REIT PLC (b)                      7,535
      41,146 Primary Health Properties PLC (b)         81,696
       7,017 Safestore Holdings PLC (b)                55,488
      37,396 Segro PLC (b)                            353,518
       7,635 Shaftesbury PLC (b)                       58,223
      15,690 Target Healthcare REIT PLC (b)            20,769
      10,916 Triple Point Social Housing REIT
                PLC (b) (g) (h)                        12,210
      58,540 Tritax Big Box REIT PLC (b)               81,490
      14,506 Tritax EuroBox PLC (b) (g) (h)            16,865
       9,968 UNITE Group (The) PLC (b)                 99,475
       4,560 Workspace Group PLC (b)                   42,780
                                               --------------
                                                    1,828,898
                                               --------------
             UNITED STATES -- 53.6%
       2,912 Acadia Realty Trust                       36,080
       1,412 Agree Realty Corp.                        87,403
          73 Alexander's, Inc.                         20,144
       4,153 Alexandria Real Estate Equities,
                Inc.                                  569,210
       1,646 American Assets Trust, Inc.               41,150
       4,678 American Campus Communities,
                Inc.                                  129,814


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       3,640 American Finance Trust, Inc.      $       22,750
       8,797 American Homes 4 Rent, Class A           204,090
       6,555 Americold Realty Trust                   223,132
       5,056 Apartment Investment &
                Management Co., Class A               177,718
       7,186 Apple Hospitality REIT, Inc.              65,896
       1,903 Armada Hoffler Properties, Inc.           20,362
       4,769 AvalonBay Communities, Inc.              701,854
       5,296 Boston Properties, Inc.                  488,450
       5,962 Brandywine Realty Trust                   62,720
      10,156 Brixmor Property Group, Inc.              96,482
       2,247 Brookfield Property REIT, Inc.,
                Class A                                19,077
       3,195 Camden Property Trust                    253,172
       3,251 CareTrust REIT, Inc.                      48,082
       1,562 Chatham Lodging Trust                      9,278
      16,352 Colony Capital, Inc.                      28,616
       3,927 Columbia Property Trust, Inc.             49,088
       3,832 Corporate Office Properties Trust         84,802
       4,983 Cousins Properties, Inc.                 145,852
       6,573 CubeSmart                                176,091
       3,830 CyrusOne, Inc.                           236,503
       6,856 DiamondRock Hospitality Co.               34,828
       8,941 Digital Realty Trust, Inc.             1,241,994
       8,059 Diversified Healthcare Trust              29,254
       5,675 Douglas Emmett, Inc.                     173,144
      12,584 Duke Realty Corp.                        407,470
       2,533 Easterly Government Properties,
                Inc.                                   62,413
       1,308 EastGroup Properties, Inc.               136,660
       5,119 Empire State Realty Trust, Inc.,
                Class A                                45,866
       2,664 EPR Properties                            64,522
       4,119 Equity Commonwealth                      130,613
       5,934 Equity LifeStyle Properties, Inc.        341,086
      12,531 Equity Residential                       773,288
       3,118 Essential Properties Realty
                Trust, Inc.                            40,721
       2,241 Essex Property Trust, Inc.               493,558
       4,301 Extra Space Storage, Inc.                411,864
       2,555 Federal Realty Investment Trust          190,629
       4,293 First Industrial Realty Trust,
                Inc.                                  142,656
       2,387 Four Corners Property Trust, Inc.         44,661
       3,534 Franklin Street Properties Corp.          20,250
       6,925 Gaming and Leisure Properties,
                Inc.                                  191,892
       1,136 Getty Realty Corp.                        26,969
       3,066 Global Net Lease, Inc.                    40,992
       4,509 Healthcare Realty Trust, Inc.            125,936
       7,358 Healthcare Trust of America,
                Inc., Class A                         178,652
      17,332 Healthpeak Properties, Inc.              413,368
       3,492 Highwoods Properties, Inc.               123,687
      24,342 Host Hotels & Resorts, Inc.              268,736
       5,197 Hudson Pacific Properties, Inc.          131,796
       3,099 Independence Realty Trust, Inc.           27,705
       2,207 Industrial Logistics Properties
                Trust                                  38,711


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
         554 Innovative Industrial Properties,
                Inc.                           $       42,065
         397 Investors Real Estate Trust               21,835
      18,303 Invitation Homes, Inc.                   391,135
       4,181 JBG SMITH Properties                     133,081
       4,177 Kennedy-Wilson Holdings, Inc.             56,055
       3,557 Kilroy Realty Corp.                      226,581
      14,136 Kimco Realty Corp.                       136,695
       2,821 Kite Realty Group Trust                   26,715
       8,231 Lexington Realty Trust                    81,734
       1,588 Life Storage, Inc.                       150,145
       1,340 LTC Properties, Inc.                      41,406
       4,834 Macerich (The) Co.                        27,215
       2,949 Mack-Cali Realty Corp.                    44,913
      17,568 Medical Properties Trust, Inc.           303,751
       3,888 Mid-America Apartment
                Communities, Inc.                     400,581
       3,223 Monmouth Real Estate Investment
                Corp.                                  38,837
       1,450 National Health Investors, Inc.           71,804
       5,852 National Retail Properties, Inc.         188,376
       2,020 National Storage Affiliates Trust         59,792
       1,624 Office Properties Income Trust            44,254
       7,725 Omega Healthcare Investors, Inc.         205,022
       6,684 Paramount Group, Inc.                     58,819
       8,162 Park Hotels & Resorts, Inc.               64,561
       4,428 Pebblebrook Hotel Trust                   48,221
       6,426 Physicians Realty Trust                   89,578
       4,263 Piedmont Office Realty Trust,
                Inc., Class A                          75,285
      25,119 Prologis, Inc.                         2,018,814
         681 PS Business Parks, Inc.                   92,289
       5,073 Public Storage                         1,007,549
       1,959 QTS Realty Trust, Inc., Class A          113,642
      11,167 Realty Income Corp.                      556,787
       5,693 Regency Centers Corp.                    218,782
       3,890 Retail Opportunity Investments
                Corp.                                  32,248
       7,289 Retail Properties of America,
                Inc., Class A                          37,684
       3,868 Rexford Industrial Realty, Inc.          158,627
       5,756 RLJ Lodging Trust                         44,436
       2,659 RPT Realty                                16,034
       1,667 Ryman Hospitality Properties,
                Inc.                                   59,762
       6,867 Sabra Health Care REIT, Inc.              74,988
         410 Saul Centers, Inc.                        13,423
       1,148 Seritage Growth Properties,
                Class A (c)                            10,458
       5,572 Service Properties Trust                  30,089
      10,534 Simon Property Group, Inc.               577,895
       5,131 SITE Centers Corp.                        26,733
       2,701 SL Green Realty Corp.                    116,413
       3,393 Spirit Realty Capital, Inc.               88,727
       5,096 STAG Industrial, Inc.                    114,762
       7,332 STORE Capital Corp.                      132,856
       3,524 Summit Hotel Properties, Inc.             14,871
       3,098 Sun Communities, Inc.                    386,785


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       7,643 Sunstone Hotel Investors, Inc.    $       66,571
       3,071 Tanger Factory Outlet Centers,
                Inc.                                   15,355
       1,999 Taubman Centers, Inc.                     83,718
       2,246 Terreno Realty Corp.                     116,231
       9,933 UDR, Inc.                                362,952
         436 Universal Health Realty Income
                Trust                                  43,953
       3,919 Urban Edge Properties                     34,526
       1,007 Urstadt Biddle Properties, Inc.,
                Class A                                14,199
      12,755 Ventas, Inc.                             341,834
      36,577 VEREIT, Inc.                             178,862
      15,806 VICI Properties, Inc.                    263,012
       5,917 Vornado Realty Trust                     214,255
       2,801 Washington Real Estate Investment
                Trust                                  66,860
       4,140 Weingarten Realty Investors               59,740
      14,069 Welltower, Inc.                          644,079
       5,851 WP Carey, Inc.                           339,826
       3,859 Xenia Hotels & Resorts, Inc.              39,748
                                               --------------
                                                   22,210,568
                                               --------------
             TOTAL COMMON STOCKS -- 99.3%          41,169,905
             (Cost $48,412,984)                --------------

             INVESTMENT COMPANIES (a) -- 0.2%
             GUERNSEY -- 0.2%
      18,061 BMO Commercial Property Trust
                Ltd. (b)                               16,624
      18,773 Picton Property Income Ltd. (b)           20,771
      22,398 UK Commercial Property REIT
                Ltd. (b)                               20,917
                                               --------------
             TOTAL INVESTMENT
                COMPANIES -- 0.2%                      58,312
             (Cost $78,460)                    --------------

             MONEY MARKET FUNDS -- 0.2%
      95,624 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.12% (i)                      95,624
             (Cost $95,624)                    --------------

             TOTAL INVESTMENTS -- 99.7%            41,323,841
             (Cost $48,587,068) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                   121,470
                                               --------------
             NET ASSETS -- 100.0%              $   41,445,311
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $17,780,156 or 42.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(f) This security's value was determined using significant unobservable inputs (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements).

(g) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(h) This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities

(i)   Rate shown reflects yield as of March 31, 2020.

(j) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,847,453 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,110,680. The net unrealized depreciation was $7,263,227.


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Australia       $    1,074,881  $           --  $  1,074,881  $         --**
   Belgium                488,382          96,076       392,306            --
   Canada               1,114,873       1,114,873            --            --
   Guernsey                69,377           7,074        62,303            --
   Netherlands             60,489          10,174        50,315            --
   Spain                  199,984           9,296       190,688            --
   United States       22,210,568      22,210,568            --            --
   Other Country
      Categories*      15,951,351              --    15,951,351            --
Investment
   Companies*              58,312              --        58,312            --
Money Market
   Funds                   95,624          95,624            --            --
                   ----------------------------------------------------------
Total
   Investments     $   41,323,841  $   23,543,685  $ 17,780,156  $         --**
                   ==========================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                54.4%
Japanese Yen                                        12.2
Euro                                                 9.8
Hong Kong Dollar                                     6.3
British Pound Sterling                               4.8
Singapore Dollar                                     3.1
Canadian Dollar                                      2.7
Australian Dollar                                    2.6
Swedish Krona                                        2.0
Swiss Franc                                          1.4
New Zealand Dollar                                   0.3
Israeli Shekel                                       0.2
Norwegian Krone                                      0.2
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 41

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 15.1%
     261,579 Australia & New Zealand Banking
                Group Ltd. (b)                 $    2,743,287
     916,556 Bendigo & Adelaide Bank Ltd. (b)       3,521,285
      99,152 Commonwealth Bank of
                Australia (b)                       3,741,014
     571,498 Crown Resorts Ltd. (b)                 2,652,174
   2,890,354 CSR Ltd. (b)                           5,538,700
     984,151 Fortescue Metals Group Ltd. (b)        6,031,107
   2,850,671 Harvey Norman Holdings Ltd. (b)        5,234,291
     351,203 JB Hi-Fi Ltd. (b)                      6,046,876
     393,539 National Australia Bank Ltd. (b)       4,036,880
     439,013 Suncorp Group Ltd. (b)                 2,437,958
     923,748 Sydney Airport (b)                     3,191,646
   1,203,797 Tabcorp Holdings Ltd. (b)              1,862,997
     247,049 Wesfarmers Ltd. (b)                    5,235,025
     325,421 Westpac Banking Corp. (b)              3,342,338
                                               --------------
                                                   55,615,578
                                               --------------
             BERMUDA -- 2.0%
     288,351 Invesco Ltd.                           2,618,227
     651,699 VTech Holdings Ltd. (b)                4,692,867
                                               --------------
                                                    7,311,094
                                               --------------
             CANADA -- 12.0%
      78,466 Bank of Nova Scotia (The)              3,204,321
     110,294 BCE, Inc.                              4,524,460
      53,335 Canadian Imperial Bank of
                Commerce                            3,107,703
     127,231 Emera, Inc.                            5,017,637
     125,029 Genworth MI Canada, Inc.               2,778,126
     230,635 IGM Financial, Inc.                    3,826,709
     189,535 Laurentian Bank of Canada              4,115,817
      80,997 National Bank of Canada                3,130,410
     315,812 Russel Metals, Inc.                    2,937,525
     191,313 Shaw Communications, Inc.,
                Class B                             3,103,586
     101,266 TC Energy Corp.                        4,500,951
     230,728 TELUS Corp.                            3,647,906
                                               --------------
                                                   43,895,151
                                               --------------
             DENMARK -- 0.9%
     296,888 Danske Bank A/S (b) (c)                3,304,187
                                               --------------
             FINLAND -- 4.1%
     228,956 Fortum OYJ (b)                         3,330,635
     127,111 Nokian Renkaat OYJ (b)                 3,035,168
     884,723 Nordea Bank Abp (b) (c)                4,976,930
     126,914 Sampo OYJ, Class A (b)                 3,661,324
                                               --------------
                                                   15,004,057
                                               --------------
             FRANCE -- 8.1%
     212,298 AXA S.A. (b)                           3,594,621
     118,434 BNP Paribas S.A. (b)                   3,457,711
     123,841 Bouygues S.A. (b)                      3,594,015
     440,744 Credit Agricole S.A. (b)               3,118,661
     340,801 Engie S.A. (b)                         3,489,961
     197,903 Lagardere S.C.A. (b)                   2,463,938
   1,023,703 Natixis S.A. (b)                       3,259,718


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             FRANCE (CONTINUED)
     237,331 Societe Generale S.A. (b)         $    3,887,995
      79,258 TOTAL S.A. (b)                         2,986,349
                                               --------------
                                                   29,852,969
                                               --------------
             GERMANY -- 3.3%
     199,852 Aareal Bank AG (b)                     3,285,799
      18,307 Allianz SE (b)                         3,117,639
      93,359 Daimler AG (b)                         2,788,092
     645,731 TUI AG (b)                             2,826,398
                                               --------------
                                                   12,017,928
                                               --------------
             HONG KONG -- 1.5%
   9,920,901 PCCW Ltd. (b)                          5,440,285
                                               --------------
             IRELAND -- 1.4%
     104,558 Seagate Technology PLC                 5,102,430
                                               --------------
             ITALY -- 7.6%
     267,528 Assicurazioni Generali S.p.A. (b)      3,623,614
     440,356 Azimut Holding S.p.A. (b)              6,267,468
     825,732 Banca Mediolanum S.p.A. (b)            4,144,428
     282,819 Eni S.p.A. (b)                         2,810,508
   3,286,822 Intesa Sanpaolo S.p.A. (b)             5,318,283
   2,335,962 UnipolSai Assicurazioni
                S.p.A. (b)                          5,749,071
                                               --------------
                                                   27,913,372
                                               --------------
             JAPAN -- 1.9%
     177,178 Aozora Bank Ltd. (b)                   3,381,300
   1,525,100 Tokai Tokyo Financial Holdings,
                Inc. (b)                            3,458,732
                                               --------------
                                                    6,840,032
                                               --------------
             JERSEY -- 1.0%
     563,730 WPP PLC (b)                            3,832,754
                                               --------------
             MALTA -- 0.5%
     514,082 Kindred Group PLC (b)                  1,883,476
                                               --------------
             NETHERLANDS -- 2.9%
   1,032,475 Aegon N.V. (b)                         2,578,509
     265,457 BE Semiconductor Industries
                N.V. (b)                            8,130,119
                                               --------------
                                                   10,708,628
                                               --------------
             NEW ZEALAND -- 1.6%
   2,362,551 Spark New Zealand Ltd. (b)             5,749,916
                                               --------------
             NORWAY -- 0.6%
     168,217 Equinor ASA (b)                        2,097,017
                                               --------------
             PORTUGAL -- 1.6%
   1,442,956 EDP-Energias de Portugal S.A. (b)      5,805,572
                                               --------------
             SINGAPORE -- 1.1%
   2,359,340 Singapore Telecommunications
                Ltd. (b)                            4,206,053
                                               --------------
             SPAIN -- 3.5%
   1,849,362 Mapfre S.A. (b)                        3,137,258
     184,988 Naturgy Energy Group S.A. (b)          3,245,398
     218,196 Red Electrica Corp., S.A. (b)          3,920,876
     552,940 Telefonica S.A. (b)                    2,516,482
                                               --------------
                                                   12,820,014
                                               --------------


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN -- 4.7%
     276,471 JM AB (b)                         $    4,764,568
     568,080 Skandinaviska Enskilda Banken
                AB, Class A (b) (c)                 3,804,466
     399,352 Swedbank AB, Class A (b) (c)           4,404,546
   1,211,775 Telia Co., AB (b)                      4,337,404
                                               --------------
                                                   17,310,984
                                               --------------
             SWITZERLAND -- 3.9%
      51,806 Swiss Re AG (b)                        3,989,006
       9,227 Swisscom AG (b)                        4,940,882
      15,665 Zurich Insurance Group AG (b)          5,503,218
                                               --------------
                                                   14,433,106
                                               --------------
             UNITED KINGDOM -- 12.4%
     163,954 British American Tobacco PLC (b)       5,585,123
   2,213,061 BT Group PLC (b)                       3,219,036
   3,780,474 Dixons Carphone PLC (b)                3,624,266
     865,965 Galliford Try Holdings PLC (b)         1,389,668
     682,132 HSBC Holdings PLC (b)                  3,829,324
   3,086,378 ITV PLC (b)                            2,532,782
   1,372,153 Legal & General Group PLC (b)          3,241,979
     653,564 Phoenix Group Holdings PLC (b)         5,015,916
     177,699 Royal Dutch Shell PLC,
                Class A (b)                         3,087,279
   2,722,508 Standard Life Aberdeen PLC (b)         7,513,573
     381,801 United Utilities Group PLC (b)         4,273,838
     319,839 Vistry Group PLC (b)                   2,279,762
                                               --------------
                                                   45,592,546
                                               --------------
             UNITED STATES -- 7.5%
      99,807 Altria Group, Inc.                     3,859,537
     196,518 AT&T, Inc.                             5,728,500
     586,101 CenturyLink, Inc.                      5,544,515
      86,444 Helmerich & Payne, Inc.                1,352,849
     226,434 Macy's, Inc.                           1,111,791
     129,647 PacWest Bancorp                        2,323,274
      86,103 Southern (The) Co.                     4,661,616
     268,970 Waddell & Reed Financial, Inc.,
                Class A                             3,060,879
                                               --------------
                                                   27,642,961
                                               --------------
             TOTAL COMMON STOCKS -- 99.2%         364,380,110
             (Cost $544,164,761)               --------------

             MONEY MARKET FUNDS -- 0.1%
     540,041 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.12% (d)                     540,041
             (Cost $540,041)                   --------------

             TOTAL INVESTMENTS -- 99.3%           364,920,151
             (Cost $544,704,802) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.7%                 2,424,738
                                               --------------
             NET ASSETS -- 100.0%              $  367,344,889
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $285,121,341 or 77.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of March 31, 2020.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,326,972 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $186,111,623. The net unrealized depreciation was $179,784,651.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Bermuda         $    7,311,094  $    2,618,227  $  4,692,867  $         --
   Canada              43,895,151      43,895,151            --            --
   Ireland              5,102,430       5,102,430            --            --
   United States       27,642,961      27,642,961            --            --
   Other Country
      Categories*     280,428,474              --   280,428,474            --
Money Market
   Funds                  540,041         540,041            --            --
                   ----------------------------------------------------------
Total
   Investments     $  364,920,151  $   79,798,810  $285,121,341  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 43

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2020 (UNAUDITED)


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                29.2%
Australian Dollar                                   15.3
British Pound Sterling                              14.3
Canadian Dollar                                     12.0
United States Dollar                                 9.7
Swedish Krona                                        6.6
Swiss Franc                                          4.0
Hong Kong Dollar                                     2.8
Japanese Yen                                         1.9
New Zealand Dollar                                   1.6
Singapore Dollar                                     1.1
Danish Krone                                         0.9
Norwegian Krone                                      0.6
                                                   ------
     Total                                         100.0%
                                                   ======


Page 44                 See Notes to Financial Statements

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 1.6%
     133,840 AGL Energy Ltd. (b)               $    1,400,683
                                               --------------
             CANADA -- 15.0%
     255,178 Boralex, Inc., Class A                 4,533,113
     429,487 Northland Power, Inc.                  8,572,650
      21,066 TransAlta Renewables, Inc.               222,590
                                               --------------
                                                   13,328,353
                                               --------------
             CAYMAN ISLANDS -- 1.0%
   1,519,260 China High Speed Transmission
                Equipment Group Co.,
                Ltd. (b) (c)                          877,115
                                               --------------
             CHINA -- 6.6%
   7,418,224 China Longyuan Power Group
                Corp., Ltd., Class H (b)            4,048,914
     308,110 China Suntien Green Energy Corp.,
                Ltd., Class H (b)                      53,346
   2,018,195 Xinjiang Goldwind Science &
                Technology Co., Ltd.,
                Class H (b)                         1,740,122
                                               --------------
                                                    5,842,382
                                               --------------
             DENMARK -- 19.6%
      85,298 Orsted A/S (b) (d) (e)                 8,350,473
     110,844 Vestas Wind Systems A/S (b)            9,018,898
                                               --------------
                                                   17,369,371
                                               --------------
             FRANCE -- 1.5%
     134,011 Engie S.A. (b)                         1,372,335
                                               --------------
             GERMANY -- 8.5%
     219,125 E. ON SE (b)                           2,247,716
     221,824 Nordex SE (b) (c) (f)                  1,690,733
      71,505 RWE AG (b)                             1,869,972
      20,371 Siemens AG (b)                         1,705,769
                                               --------------
                                                    7,514,190
                                               --------------
             GREECE -- 1.5%
     162,851 Terna Energy S.A. (b)                  1,302,808
                                               --------------
             ITALY -- 3.1%
     280,968 Enel S.p.A. (b)                        1,938,076
      54,723 Prysmian S.p.A. (b)                      868,831
                                               --------------
                                                    2,806,907
                                               --------------
             JAPAN -- 5.0%
      54,300 Mitsubishi Heavy Industries
                Ltd. (b)                            1,368,464
     130,210 Mitsui & Co., Ltd. (b)                 1,807,798
     285,904 Toray Industries, Inc. (b)             1,237,544
                                               --------------
                                                    4,413,806
                                               --------------
             NETHERLANDS -- 0.5%
      40,101 SIF Holding N.V. (b) (c)                 416,859
                                               --------------
             PORTUGAL -- 2.0%
     447,734 EDP-Energias de Portugal S.A. (b)      1,801,408
                                               --------------
             SPAIN -- 14.2%
       4,366 Acciona S.A. (b)                         461,793
      64,821 Endesa S.A. (b)                        1,371,639
     198,108 Iberdrola S.A. (b)                     1,937,698


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SPAIN (CONTINUED)
     598,370 Siemens Gamesa Renewable
                Energy S.A. (b)                $    8,829,646
                                               --------------
                                                   12,600,776
                                               --------------
             SWEDEN -- 2.0%
      71,756 Eolus Vind AB, Class B (b)               760,872
      76,760 SKF AB, Class B (b) (c)                1,046,021
                                               --------------
                                                    1,806,893
                                               --------------
             SWITZERLAND -- 2.6%
     107,667 ABB Ltd. (b)                           1,871,365
       3,987 BKW AG (b)                               324,667
          72 Gurit Holding AG (b)                      85,129
                                               --------------
                                                    2,281,161
                                               --------------
             UNITED KINGDOM -- 2.6%
     145,554 SSE PLC (b)                            2,338,910
                                               --------------
             UNITED STATES -- 12.3%
      38,900 Alliant Energy Corp.                   1,878,481
      57,036 American Superconductor Corp. (f)        312,557
      22,000 Duke Energy Corp.                      1,779,360
     247,308 General Electric Co.                   1,963,625
       9,313 NextEra Energy, Inc.                   2,240,894
     114,327 TPI Composites, Inc. (f)               1,689,753
      24,009 Trinity Industries, Inc.                 385,825
      10,854 Woodward, Inc.                           645,162
                                               --------------
                                                   10,895,657
                                               --------------
             TOTAL COMMON STOCKS -- 99.6%          88,369,614
             (Cost $96,867,849)                --------------

             MONEY MARKET FUNDS -- 2.1%
   1,873,249 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (g) (h)                       1,873,249
      30,602 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.12% (g)                      30,602
                                               --------------
             TOTAL MONEY MARKET
                FUNDS -- 2.1%                       1,903,851
             (Cost $1,903,851)                 --------------

             TOTAL INVESTMENTS -- 101.7%           90,273,465
             (Cost $98,771,700) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.7)%              (1,519,616)
                                               --------------
             NET ASSETS -- 100.0%              $   88,753,849
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.


                        See Notes to Financial Statements                Page 45

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

MARCH 31, 2020 (UNAUDITED)

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $64,145,604 or 72.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,530,556 and the total value of the collateral held by the Fund is $1,873,249.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   Non-income producing security.

(g)   Rate shown reflects yield as of March 31, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,302,191 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,800,426. The net unrealized depreciation was $8,498,235.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Canada          $   13,328,353  $   13,328,353  $         --  $         --
   United States       10,895,657      10,895,657            --            --
   Other Country
      Categories*      64,145,604              --    64,145,604            --
Money Market
   Funds                1,903,851       1,903,851            --            --
                   ----------------------------------------------------------
Total
   Investments     $   90,273,465  $   26,127,861  $ 64,145,604  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    1,530,556
Non-cash Collateral(2)                             (1,530,556)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                30.8%
Danish Krone                                        19.2
Canadian Dollar                                     14.8
United States Dollar                                14.2
Hong Kong Dollar                                     7.4
Japanese Yen                                         4.9
British Pound Sterling                               2.6
Swiss Franc                                          2.5
Swedish Krona                                        2.0
Australian Dollar                                    1.6
                                                   ------
     Total                                         100.0%
                                                   ======


Page 46                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             AUSTRALIA -- 2.9%
       6,092 CIMIC Group Ltd. (b)              $       86,283
      23,840 Downer EDI Ltd. (b)                       43,552
       4,123 Monadelphous Group Ltd. (b)               25,892
                                               --------------
                                                      155,727
                                               --------------
             CANADA -- 4.6%
       2,113 Aecon Group, Inc.                         18,858
       7,564 SNC-Lavalin Group, Inc.                  111,582
       4,535 Stantec, Inc.                            116,009
                                               --------------
                                                      246,449
                                               --------------
             CAYMAN ISLANDS -- 1.3%
      96,745 China State Construction
                International Holdings
                Ltd. (b)                               70,950
                                               --------------
             CHINA -- 4.8%
     189,769 China Communications
                Construction Co., Ltd.,
                Class H (b)                           130,800
     233,427 China Railway Group Ltd.,
                Class H (b)                           123,474
                                               --------------
                                                      254,274
                                               --------------
             FINLAND -- 0.3%
       3,828 YIT OYJ (b)                               16,850
                                               --------------
             FRANCE -- 8.4%
       5,175 Bouygues S.A. (b)                        150,185
       1,769 Eiffage S.A. (b)                         125,570
       2,072 Vinci S.A. (b)                           169,302
                                               --------------
                                                      445,057
                                               --------------
             GERMANY -- 1.4%
       1,172 HOCHTIEF AG (b)                           76,953
                                               --------------
             IRELAND -- 3.4%
       3,348 Kingspan Group PLC (b)                   180,539
                                               --------------
             ITALY -- 0.8%
      31,775 Salini Impregilo
                S.p.A. (b) (c) (d)                     40,298
                                               --------------
             JAPAN -- 33.7%
      15,300 Chiyoda Corp. (b) (d)                     29,740
       5,600 COMSYS Holdings Corp. (b)                143,415
      11,200 JGC Holdings Corp. (b)                    89,399
      13,700 Kajima Corp. (b)                         140,035
       5,900 Kandenko Co., Ltd. (b)                    46,890
       6,800 Kinden Corp. (b)                         100,058
       2,270 Kumagai Gumi Co., Ltd. (b)                52,246
       5,600 Kyowa Exeo Corp. (b)                     124,182
      11,000 Maeda Corp. (b)                           80,792
       5,000 Maeda Road Construction Co.,
                Ltd. (b)                               93,326
       2,000 Nippo Corp. (b)                           43,918
       3,820 Nishimatsu Construction Co.,
                Ltd. (b)                               72,934
      17,400 Obayashi Corp. (b)                       147,648
       2,000 Okumura Corp. (b)                         41,352
      19,300 Penta-Ocean Construction Co.,
                Ltd. (b)                              101,052


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
       2,300 Raito Kogyo Co., Ltd. (b)         $       26,006
      19,200 Shimizu Corp. (b)                        149,411
       2,100 SHO-BOND Holdings Co., Ltd. (b)           83,037
       5,300 Taisei Corp. (b)                         161,640
      12,200 Toda Corp. (b)                            70,411
                                               --------------
                                                    1,797,492
                                               --------------
             NETHERLANDS -- 3.0%
       2,240 Arcadis N.V. (b)                          36,044
       4,757 Boskalis Westminster (b)                  86,630
      24,719 Koninklijke BAM Groep N.V. (b)            34,681
                                               --------------
                                                      157,355
                                               --------------
             NORWAY -- 0.5%
       3,502 Veidekke ASA (b)                          29,201
                                               --------------
             PHILIPPINES -- 0.9%
      10,340 Manila Electric Co. (b)                   45,455
                                               --------------
             SOUTH KOREA -- 1.5%
       4,347 Daewoo Engineering &
                Construction Co., Ltd. (b) (d)         10,351
       4,309 GS Engineering & Construction
                Corp. (b)                              71,594
                                               --------------
                                                       81,945
                                               --------------
             SPAIN -- 2.7%
       5,384 ACS Actividades de Construccion
                y Servicios S.A. (b)                  106,923
      16,756 Sacyr S.A. (b)                            25,366
       1,047 Tecnicas Reunidas S.A. (b) (d)            13,262
                                               --------------
                                                      145,551
                                               --------------
             SWEDEN -- 5.3%
       5,333 NCC AB, Class B (b)                       69,709
      11,490 Peab AB, Class B (b)                      82,285
       8,663 Skanska AB, Class B (b) (d)              130,371
                                               --------------
                                                      282,365
                                               --------------
             UNITED KINGDOM -- 3.5%
      35,123 Balfour Beatty PLC (b)                    93,203
      58,424 Galliford Try Holdings PLC (b)            93,757
                                               --------------
                                                      186,960
                                               --------------
             UNITED STATES -- 19.9%
       4,420 AECOM (d)                                131,937
       2,313 Dycom Industries, Inc. (d)                59,329
       2,092 EMCOR Group, Inc.                        128,282
       9,831 Fluor Corp.                               67,932
       4,602 Granite Construction, Inc.                69,858
       2,396 Jacobs Engineering Group, Inc.           189,931
       6,127 KBR, Inc.                                126,706
       2,914 MasTec, Inc. (d)                          95,375
       1,219 Matrix Service Co. (d)                    11,544
       4,818 Quanta Services, Inc.                    152,875
       4,122 Tutor Perini Corp. (d)                    27,700
                                               --------------
                                                    1,061,469
                                               --------------
             TOTAL COMMON STOCKS -- 98.9%           5,274,890
             (Cost $7,538,415)                 --------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.7%
      37,094 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (e) (f)                  $       37,094
             (Cost $37,094)                    --------------

             TOTAL INVESTMENTS -- 99.6%             5,311,984
             (Cost $7,575,509) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                    18,778
                                               --------------
             NET ASSETS -- 100.0%              $    5,330,762
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $3,966,972 or 74.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $36,188 and the total value of the collateral held by the Fund is $37,094.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of March 31, 2020.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $320,258 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,583,783. The net unrealized depreciation was $2,263,525.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Canada          $      246,449  $      246,449  $         --  $         --
   United States        1,061,469       1,061,469            --            --
   Other Country
      Categories*       3,966,972              --     3,966,972            --
Money Market
   Funds                   37,094          37,094            --            --
                   ----------------------------------------------------------
Total
   Investments     $    5,311,984  $    1,345,012  $  3,966,972  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       36,188
Non-cash Collateral(2)                                (36,188)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


Page 48                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2020 (UNAUDITED)


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        33.8%
United States Dollar                                20.7
Euro                                                20.0
Hong Kong Dollar                                     6.1
Swedish Krona                                        5.3
Canadian Dollar                                      4.6
British Pound Sterling                               3.5
Australian Dollar                                    2.9
South Korean Won                                     1.6
Philippine Peso                                      0.9
Norwegian Krone                                      0.6
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 49

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             CANADA -- 0.3%
       2,380 Fortis, Inc.                      $       91,780
                                               --------------
             CHINA -- 0.1%
       3,875 BYD Co., Ltd., Class H (b)                20,674
                                               --------------
             FRANCE -- 8.9%
      10,051 Engie S.A. (b)                           102,927
      28,171 Schneider Electric SE (b)              2,381,096
                                               --------------
                                                    2,484,023
                                               --------------
             GERMANY -- 2.6%
       4,062 Siemens AG (b)                           340,132
      13,611 SMA Solar Technology AG (b) (c)          387,169
                                               --------------
                                                      727,301
                                               --------------
             IRELAND -- 4.3%
       2,133 Eaton Corp. PLC                          165,713
       3,980 Johnson Controls International
                PLC                                   107,301
      55,059 nVent Electric PLC                       928,845
                                               --------------
                                                    1,201,859
                                               --------------
             ITALY -- 17.3%
      39,201 Enel S.p.A. (b)                          270,403
     119,276 Prysmian S.p.A. (b)                    1,893,733
     423,297 Terna Rete Elettrica Nazionale
                S.p.A. (b)                          2,660,791
                                               --------------
                                                    4,824,927
                                               --------------
             JAPAN -- 3.0%
       4,900 Hitachi Ltd. (b)                         140,759
       1,300 NEC Corp. (b)                             47,337
       1,400 NGK Insulators Ltd. (b)                   18,221
      39,100 Nissin Electric Co., Ltd. (b)            332,455
      33,600 Osaki Electric Co., Ltd. (b)             165,506
      13,300 Panasonic Corp. (b)                      100,686
       1,800 Toshiba Corp. (b)                         39,453
                                               --------------
                                                      844,417
                                               --------------
             JERSEY -- 5.1%
      28,983 Aptiv PLC                              1,427,123
                                               --------------
             NETHERLANDS -- 0.0%
         375 STMicroelectronics N.V.                    8,014
                                               --------------
             SPAIN -- 9.0%
     139,032 Red Electrica Corp., S.A. (b)          2,498,338
                                               --------------
             SWITZERLAND -- 3.9%
      10,305 ABB Ltd. (b)                             179,112
      13,316 Landis+Gyr Group AG (b)                  911,110
                                               --------------
                                                    1,090,222
                                               --------------
             TAIWAN -- 0.1%
       2,356 Advantech Co., Ltd. (b)                   19,413
                                               --------------
             UNITED KINGDOM -- 0.8%
      17,580 National Grid PLC (b)                    205,409
                                               --------------
             UNITED STATES -- 44.5%
         143 Adesto Technologies Corp. (c)              1,600
      21,189 Advanced Energy Industries,
                Inc. (c)                            1,027,455


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
      11,920 American Superconductor Corp. (c) $       65,321
       2,000 Analog Devices, Inc.                     179,300
         226 Arcosa, Inc.                               8,981
         104 AZZ, Inc.                                  2,924
      18,528 Badger Meter, Inc.                       993,101
         205 Belden, Inc.                               7,396
      15,013 Cisco Systems, Inc.                      590,161
         132 Digi International, Inc. (c)               1,259
         205 EnerSys                                   10,152
      62,209 Enphase Energy, Inc. (c)               2,008,729
         106 ESCO Technologies, Inc.                    8,046
      41,739 General Electric Co.                     331,408
       3,810 Honeywell International, Inc.            509,740
         251 Hubbell, Inc.                             28,800
       4,810 International Business Machines
                Corp.                                 533,573
      16,990 Itron, Inc. (c)                          948,552
         286 MasTec, Inc. (c)                           9,361
       9,610 MYR Group, Inc. (c)                      251,686
       3,091 NVIDIA Corp.                             814,788
      11,587 Oracle Corp.                             560,000
      32,673 Quanta Services, Inc.                  1,036,714
      16,671 SolarEdge Technologies, Inc. (c)       1,365,021
         665 Tesla, Inc. (c)                          348,460
       1,150 Trimble, Inc. (c)                         36,604
         101 Valmont Industries, Inc.                  10,704
      72,552 Veoneer, Inc. (c) (d)                    531,081
         207 WESCO International, Inc. (c)              4,730
       7,873 Willdan Group, Inc. (c)                  168,246
                                               --------------
                                                   12,393,893
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%          27,837,393
             (Cost $31,537,336)                --------------

             MONEY MARKET FUNDS -- 1.8%
     502,040 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (e) (f)                         502,040
             (Cost $502,040)                   --------------

             TOTAL INVESTMENTS -- 101.7%           28,339,433
             (Cost $32,039,376) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.7)%                (462,221)
                                               --------------
             NET ASSETS -- 100.0%              $   27,877,212
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are


Page 50                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2020 (UNAUDITED)

      valued at $12,714,724 or 45.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $477,264 and the total value of the collateral held by the Fund is $502,040.

(e)   Rate shown reflects yield as of March 31, 2020.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,617,551 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,317,494. The net unrealized depreciation was $3,699,943.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Canada          $       91,780  $       91,780  $         --  $         --
   Ireland              1,201,859       1,201,859            --            --
   Jersey               1,427,123       1,427,123            --            --
   Netherlands              8,014           8,014            --            --
   United States       12,393,893      12,393,893            --            --
   Other Country
      Categories*      12,714,724              --    12,714,724            --
Money Market
   Funds                  502,040         502,040            --            --
                   ----------------------------------------------------------
Total
   Investments     $   28,339,433  $   15,624,709  $ 12,714,724  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      477,264
Non-cash Collateral(2)                               (477,264)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                54.8%
Euro                                                37.2
Swiss Franc                                          3.8
Japanese Yen                                         3.0
British Pound Sterling                               0.7
Canadian Dollar                                      0.3
Hong Kong Dollar                                     0.1
New Taiwan Dollar                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 51

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.8%
             AUSTRALIA -- 1.4%
      59,996 Alumina Ltd. (b)                  $       53,768
      20,444 New Hope Corp. Ltd. (b)                   17,299
                                               --------------
                                                       71,067
                                               --------------
             BERMUDA -- 3.4%
       3,538 Bunge Ltd.                               145,164
      25,560 China Oriental Group Co. Ltd. (b)          6,498
      27,802 China Water Affairs Group
                Ltd. (b)                               20,764
                                               --------------
                                                      172,426
                                               --------------
             CANADA -- 0.7%
       1,203 Norbord, Inc.                             14,233
       3,942 Vermilion Energy, Inc. (c)                12,259
      10,451 Whitecap Resources, Inc.                   8,689
                                               --------------
                                                       35,181
                                               --------------
             CAYMAN ISLANDS -- 0.2%
      36,510 China Zhongwang Holdings
                Ltd. (b)                                9,536
                                               --------------
             CHILE -- 1.2%
      28,597 Empresas CMPC S.A. (b)                    60,917
                                               --------------
             CHINA -- 1.0%
      12,000 Angang Steel Co. Ltd.,
                Class H (b)                             3,129
      24,885 China Shenhua Energy Co., Ltd.,
                Class H (b)                            47,019
                                               --------------
                                                       50,148
                                               --------------
             COLOMBIA -- 1.1%
       5,714 Ecopetrol S.A., ADR                       54,340
                                               --------------
             FINLAND -- 6.5%
      11,888 UPM-Kymmene OYJ (b)                      324,150
                                               --------------
             FRANCE -- 3.8%
       9,069 Veolia Environnement S.A. (b)            191,545
                                               --------------
             HONG KONG -- 7.5%
       3,617 CNOOC Ltd., ADR                          374,251
                                               --------------
             INDIA -- 0.2%
      23,450 National Aluminium Co., Ltd. (b)           9,011
                                               --------------
             INDONESIA -- 0.5%
      93,343 Bukit Asam Tbk PT (b)                     12,338
       9,598 Indo Tambangraya Megah Tbk
                PT (b)                                  4,707
     141,783 Japfa Comfeed Indonesia Tbk
                PT (b)                                  8,187
                                               --------------
                                                       25,232
                                               --------------
             ISRAEL -- 1.1%
      17,764 ICL Ltd.                                  54,536
                                               --------------
             JAPAN -- 4.1%
      40,900 Marubeni Corp. (b)                       202,989
                                               --------------
             NORWAY -- 1.2%
       2,214 Austevoll Seafood ASA (b)                 15,756
       1,348 Salmar ASA (b)                            44,597
                                               --------------
                                                       60,353
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             RUSSIA -- 16.0%
       3,361 Magnitogorsk Iron & Steel Works
                PJSC, GDR (b) (d)              $       20,758
       1,355 MMC Norilsk Nickel PJSC (b)              328,422
       2,874 Novolipetsk Steel PJSC,
                GDR (b) (d)                            44,676
       1,181 PhosAgro PJSC (b)                         37,009
         748 Polyus PJSC (b)                          101,092
       4,738 Severstal PJSC, GDR (b) (d)               51,910
      31,722 Tatneft PJSC (b)                         219,230
                                               --------------
                                                      803,097
                                               --------------
             SOUTH AFRICA -- 0.4%
       3,714 Exxaro Resources Ltd. (b)                 20,359
                                               --------------
             SPAIN -- 0.2%
       3,427 Ence Energia y Celulosa
                S.A. (b) (c)                            9,358
                                               --------------
             THAILAND -- 0.3%
      34,700 TTW PCL (b)                               13,343
                                               --------------
             TURKEY -- 0.8%
      34,860 Eregli Demir ve Celik Fabrikalari
                TAS (b)                                39,500
                                               --------------
             UNITED KINGDOM -- 27.0%
       8,037 BHP Group PLC, ADR                       243,843
      15,444 Diversified Gas & Oil PLC (b) (d)         16,924
      12,321 Evraz PLC (b)                             35,252
      10,788 Pennon Group PLC (b)                     144,248
      11,928 Rio Tinto PLC, ADR                       543,440
       6,114 Severn Trent PLC (b)                     173,068
      17,542 United Utilities Group PLC (b)           196,363
                                               --------------
                                                    1,353,138
                                               --------------
             UNITED STATES -- 20.2%
       2,205 Alliance Resource Partners,
                L.P. (e)                                6,835
      12,653 Archer-Daniels-Midland Co.               445,133
       1,446 Domtar Corp.                              31,291
       6,932 GrafTech International Ltd. (c)           56,288
       7,185 International Paper Co.                  223,669
      19,624 Occidental Petroleum Corp.               227,246
       2,486 Peabody Energy Corp.                       7,209
       1,330 Warrior Met Coal, Inc.                    14,125
                                               --------------
                                                    1,011,796
                                               --------------
             TOTAL COMMON STOCKS -- 98.8%           4,946,273
             (Cost $6,887,430)                 --------------

             MONEY MARKET FUNDS -- 6.4%
     321,279 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (f) (g)                         321,279
             (Cost $321,279)                   --------------

             TOTAL INVESTMENTS -- 105.2%            5,267,552
             (Cost $7,208,709) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (5.2)%                (260,014)
                                               --------------
             NET ASSETS -- 100.0%              $    5,007,538
                                               ==============


Page 52                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2020 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $2,483,722 or 49.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $32,394 and the total value of the collateral held by the Fund is $321,279.

(d) This Security may be resold to qualified foreign investors and foreign institutional buyers under regulation S of the Securities Act of 1933, as amended.

(e)   Security is a Master Limited Partnership ("MLP").

(f)   Rate shown reflects yield as of March 31, 2020.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $210,200 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,151,357. The net unrealized depreciation was $1,941,157.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Bermuda         $      172,426  $      145,164  $     27,262  $         --
   Canada                  35,181          35,181            --            --
   Colombia                54,340          54,340            --            --
   Hong Kong              374,251         374,251            --            --
   Israel                  54,536          54,536            --            --
   United Kingdom       1,353,138         787,283       565,855            --
   United States        1,011,796       1,011,796            --            --
   Other Country
      Categories*       1,890,605              --     1,890,605            --
Money Market
   Funds                  321,279         321,279            --            --
                   ----------------------------------------------------------
Total
   Investments     $    5,267,552  $    2,783,830  $  2,483,722  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 53

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       32,394
Non-cash Collateral(2)                                (32,394)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                54.6%
Russian Ruble                                       13.0
British Pound Sterling                              10.7
Euro                                                10.0
Japanese Yen                                         3.9
Hong Kong Dollar                                     1.7
Australian Dollar                                    1.3
Chilean Peso                                         1.2
Norwegian Krone                                      1.1
Turkish Lira                                         0.7
Indonesian Rupiah                                    0.5
Canadian Dollar                                      0.4
South African Rand                                   0.4
Thai Baht                                            0.3
Indian Rupee                                         0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 54                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 1.4%
       1,743 GrainCorp Ltd., Class A (b) (c)   $        3,360
      12,291 Incitec Pivot Ltd. (b)                    15,246
       2,892 Nufarm Ltd. (b) (c)                        8,947
       1,743 United Malt Grp Ltd. (c)                   4,717
                                               --------------
                                                       32,270
                                               --------------
             BERMUDA -- 1.9%
       1,081 Bunge Ltd.                                44,353
                                               --------------
             CANADA -- 5.2%
       3,461 Nutrien Ltd.                             118,318
                                               --------------
             CHILE -- 0.9%
         917 Sociedad Quimica y Minera de
                Chile S.A., ADR                        20,678
                                               --------------
             GERMANY -- 22.9%
       4,662 BASF SE (b)                              217,911
       3,856 Bayer AG (b)                             220,943
       3,550 Evonik Industries AG (b)                  74,135
       1,458 K+S AG (b)                                 8,389
                                               --------------
                                                      521,378
                                               --------------
             INDIA -- 4.7%
       2,239 Coromandel International Ltd. (b)         16,180
         933 Escorts Ltd. (b)                           8,111
       9,490 Mahindra & Mahindra Ltd. (b)              35,436
       1,053 PI Industries Ltd. (b)                    16,336
       1,940 Tata Chemicals Ltd. (b)                    5,691
       5,819 UPL Ltd. (b)                              25,057
                                               --------------
                                                      106,811
                                               --------------
             ISRAEL -- 1.3%
       9,754 ICL Ltd.                                  29,945
                                               --------------
             JAPAN -- 10.3%
       9,000 Kubota Corp. (b)                         114,471
       1,600 Mitsui Chemicals, Inc. (b)                30,116
       1,100 Nissan Chemical Corp. (b)                 39,839
         400 Sakata Seed Corp. (b)                     12,136
      12,600 Sumitomo Chemical Co., Ltd. (b)           37,226
                                               --------------
                                                      233,788
                                               --------------
             MALAYSIA -- 3.1%
      60,901 Petronas Chemicals Group Bhd (b)          71,032
                                               --------------
             MEXICO -- 0.8%
      16,035 Orbia Advance Corp. SAB de CV             17,683
                                               --------------
             NETHERLANDS -- 3.4%
      10,285 CNH Industrial N.V.                       57,699
       1,605 OCI N.V. (b) (c)                          19,180
                                               --------------
                                                       76,879
                                               --------------
             NORWAY -- 2.9%
       2,075 Yara International ASA (b)                65,610
                                               --------------
             QATAR -- 3.7%
      46,407 Industries Qatar QSC (b)                  84,497
                                               --------------
             RUSSIA -- 1.4%
         987 PhosAgro PJSC (b)                         30,929
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SINGAPORE -- 4.1%
      41,300 Wilmar International Ltd. (b)     $       93,396
                                               --------------
             SWITZERLAND -- 0.9%
          78 Bucher Industries AG (b)                  20,559
                                               --------------
             TAIWAN -- 0.5%
       7,465 Taiwan Fertilizer Co., Ltd. (b)           10,255
                                               --------------
             TURKEY -- 0.2%
       2,543 Gubre Fabrikalari TAS (b) (c)              5,605
                                               --------------
             UNITED STATES -- 29.7%
         575 AGCO Corp.                                27,169
       1,647 CF Industries Holdings, Inc.              44,798
       5,529 Corteva, Inc.                            129,931
       1,671 Deere & Co.                              230,865
         984 FMC Corp.                                 80,383
          82 Lindsay Corp.                              7,510
       2,885 Mosaic (The) Co.                          31,216
         272 Raven Industries, Inc.                     5,775
         424 Scotts Miracle-Gro (The) Co.              43,418
         318 SiteOne Landscape Supply, Inc. (c)        23,411
         815 Toro (The) Co.                            53,048
                                               --------------
                                                      677,524
                                               --------------
             TOTAL INVESTMENTS -- 99.3%             2,261,510
             (Cost $3,202,963) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.7%                    16,152
                                               --------------
             NET ASSETS -- 100.0%              $    2,277,662
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $1,290,593 or 56.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,406 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $968,859. The net unrealized depreciation was $941,453.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

MARCH 31, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Australia       $       32,270  $        4,717  $     27,553  $         --
   Bermuda                 44,353          44,353            --            --
   Canada                 118,318         118,318            --            --
   Chile                   20,678          20,678            --            --
   Israel                  29,945          29,945            --            --
   Mexico                  17,683          17,683            --            --
   Netherlands             76,879          57,699        19,180            --
   United States          677,524         677,524            --            --
   Other Country
      Categories*       1,243,860              --     1,243,860            --
                   ----------------------------------------------------------
Total
   Investments     $    2,261,510  $      970,917  $  1,290,593  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                36.7%
Euro                                                23.9
Japanese Yen                                        10.3
Canadian Dollar                                      5.2
Indian Rupee                                         4.7
Singapore Dollar                                     4.1
Qatar Riyal                                          3.7
Malaysian Ringgit                                    3.2
Norwegian Krone                                      2.9
Australian Dollar                                    1.4
Russian Ruble                                        1.4
Swiss Franc                                          0.9
Mexican Peso                                         0.8
New Taiwan Dollar                                    0.5
Turkish Lira                                         0.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 56                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             BRAZIL -- 16.6%
     219,684 Ambev S.A., ADR                   $      505,273
      69,406 B2W Cia Digital (b)                      639,148
      81,952 B3 S.A. - Brasil Bolsa Balcao            561,950
     117,816 Banco Bradesco S.A., ADR                 478,333
      81,792 Banco do Brasil S.A.                     436,814
     106,854 BRF S.A. (b)                             310,521
     112,281 Centrais Eletricas
                Brasileiras S.A.                      515,584
      68,127 Cia de Saneamento Basico do
                Estado de Sao Paulo                   509,894
     381,517 Cogna Educacao                           301,037
     105,319 IRB Brasil Resseguros S.A.               196,608
     113,618 Itau Unibanco Holding S.A., ADR          510,145
     294,692 Itausa - Investimentos Itau S.A.
                (Preference Shares)                   493,412
     137,317 JBS S.A.                                 537,524
      91,160 Localiza Rent a Car S.A.                 460,879
      75,499 Lojas Renner S.A.                        488,351
      86,848 Magazine Luiza S.A.                      658,200
      68,990 Notre Dame Intermedica
                Participacoes S.A.                    592,963
     137,507 Petrobras Distribuidora S.A.             416,536
      62,796 Petroleo Brasileiro S.A., ADR            345,378
      34,610 Raia Drogasil S.A.                       674,735
     160,076 Rumo S.A. (b)                            606,281
     101,423 Suzano S.A.                              700,149
      78,643 Vale S.A., ADR                           651,950
                                               --------------
                                                   11,591,665
                                               --------------
             CAYMAN ISLANDS -- 20.8%
       4,624 Alibaba Group Holding Ltd.,
                ADR (b)                               899,275
      98,230 ANTA Sports Products Ltd. (c)            712,826
       7,797 Baidu, Inc., ADR (b)                     785,860
      48,301 iQIYI, Inc., ADR (b)                     859,758
      28,322 JD.com, Inc., ADR (b)                  1,147,041
      70,141 Meituan Dianping,
                Class B (b) (c) (d)                   836,168
       2,936 NetEase, Inc., ADR                       942,338
       7,646 New Oriental Education &
                Technology Group, Inc., ADR (b)       827,603
      27,244 Pagseguro Digital Ltd., Class A (b)      526,626
      25,734 Pinduoduo, Inc., ADR (b)                 927,196
      22,566 StoneCo., Ltd., Class A (b)              491,262
     189,508 Sunac China Holdings Ltd. (c)            864,302
      56,406 Sunny Optical Technology Group
                Co., Ltd. (c)                         746,131
      20,903 TAL Education Group, ADR (b)           1,113,294
      21,803 Tencent Holdings Ltd. (c)              1,077,670
      27,828 Trip.com Group Ltd., ADR (b)             652,567
     808,846 Xiaomi Corp.,
                Class B (b) (c) (d) (e)             1,073,975
                                               --------------
                                                   14,483,892
                                               --------------
             CHINA -- 8.7%
   2,305,696 Bank of China Ltd., Class H (c)          877,695
   1,162,178 China Construction Bank Corp.,
                Class H (c)                           944,673


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CHINA (CONTINUED)
     366,009 China Life Insurance Co., Ltd.,
                Class H (c)                    $      706,781
     195,496 China Merchants Bank Co., Ltd.,
                Class H (c)                           874,605
   4,524,428 China Tower Corp., Ltd.,
                Class H (c) (d) (e)                 1,005,332
   1,297,474 Industrial & Commercial Bank of
                China Ltd., Class H (c)               885,109
      81,725 Ping An Insurance (Group) Co. of
                China Ltd., Class H (c)               798,148
                                               --------------
                                                    6,092,343
                                               --------------
             HONG KONG -- 2.1%
     637,227 CNOOC Ltd. (c)                           662,190
     406,491 CSPC Pharmaceutical Group
                Ltd. (c)                              799,604
                                               --------------
                                                    1,461,794
                                               --------------
             INDIA -- 16.5%
      34,735 Axis Bank Ltd., GDR (c) (d)              861,129
      43,686 Dr. Reddy's Laboratories Ltd.,
                ADR                                 1,761,856
      28,799 HDFC Bank Ltd., ADR                    1,107,610
     126,238 ICICI Bank Ltd., ADR                   1,073,023
     180,936 Infosys Ltd., ADR                      1,485,485
      41,173 Reliance Industries Ltd.,
                GDR (c) (e)                         1,261,026
      37,406 State Bank of India,
                GDR (b) (c) (d)                       947,712
     158,524 Tata Motors Ltd., ADR (b)                748,233
     220,947 Vedanta Ltd., ADR                        786,571
     489,975 Wipro Ltd., ADR                        1,518,923
                                               --------------
                                                   11,551,568
                                               --------------
             ISLE OF MAN -- 1.6%
     666,147 Eros International PLC (b)             1,099,143
                                               --------------
             JERSEY -- 1.7%
      28,186 WNS (Holdings) Ltd., ADR (b)           1,211,434
                                               --------------
             MAURITIUS -- 1.2%
      68,325 MakeMyTrip Ltd. (b)                      816,825
                                               --------------
             SOUTH KOREA -- 28.9%
       5,780 Amorepacific Corp. (c)                   792,653
      23,293 Celltrion Healthcare Co.,
                Ltd. (c) (f)                        1,699,296
       6,594 Celltrion, Inc. (c) (f)                1,226,494
      30,565 Hana Financial Group, Inc. (c)           575,038
       9,490 HLB, Inc. (b) (c)                        690,281
       4,457 Hyundai Mobis Co., Ltd. (c)              616,527
       9,023 Hyundai Motor Co. (c)                    650,031
       7,032 Kakao Corp. (c)                          889,429
      23,719 KB Financial Group, Inc. (c)             667,074
      25,260 Kia Motors Corp. (c)                     531,696
       3,573 LG Chem Ltd. (c)                         884,966
      15,624 LG Electronics, Inc. (c)                 614,303
         857 LG Household & Health Care
                Ltd. (c)                              785,002
       6,360 NAVER Corp. (c)                          884,259
       2,207 NCSoft Corp. (c)                       1,177,886


                        See Notes to Financial Statements                Page 57

FIRST TRUST BICK INDEX FUND (BICK)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
       4,733 POSCO (c)                         $      622,805
       2,772 Samsung Biologics Co.,
                Ltd. (b) (c) (d) (e)                1,086,487
       9,836 Samsung Electro-Mechanics Co.,
                Ltd. (c)                              779,393
      21,726 Samsung Electronics Co., Ltd. (c)        844,740
       4,727 Samsung SDI Co., Ltd. (c)                920,302
      25,082 Shinhan Financial Group Co.,
                Ltd. (c)                              586,774
       4,251 SK Holdings Co., Ltd. (c)                581,473
      13,502 SK Hynix, Inc. (c)                       912,790
       7,449 SK Innovation Co., Ltd. (c)              527,060
       4,447 SK Telecom Co., Ltd. (c)                 646,798
                                               --------------
                                                   20,193,557
                                               --------------
             UNITED STATES -- 1.3%
      20,774 Yum China Holdings, Inc.                 885,596
                                               --------------
             TOTAL INVESTMENTS -- 99.4%            69,387,817
             (Cost $88,329,648) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                   397,136
                                               --------------
             NET ASSETS -- 100.0%              $   69,784,953
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $36,128,633 or 51.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(e) This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended March 31, 2020, the Fund received 1,469 and 416 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,558,110 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,499,941. The net unrealized depreciation was $18,941,831.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Brazil          $   11,591,665  $   11,591,665  $         --  $         --
   Cayman
      Islands          14,483,892       9,172,820     5,311,072            --
   India               11,551,568       8,481,701     3,069,867            --
   Isle of Man          1,099,143       1,099,143            --            --
   Jersey               1,211,434       1,211,434            --            --
   Mauritius              816,825         816,825            --            --
   United States          885,596         885,596            --            --
   Other Country
      Categories*      27,747,694              --    27,747,694            --
                   ----------------------------------------------------------
Total
   Investments     $   69,387,817  $   33,259,184  $ 36,128,633  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                39.2%
South Korean Won                                    29.1
Hong Kong Dollar                                    18.6
Brazilian Real                                      13.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 58                 See Notes to Financial Statements

FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 0.4%
     587,253 Telstra Corp., Ltd. (b)           $    1,102,362
                                               --------------
             BERMUDA -- 1.5%
     190,939 Marvell Technology Group Ltd.          4,320,950
                                               --------------
             BRAZIL -- 0.4%
     109,547 Telefonica Brasil S.A., ADR            1,043,983
                                               --------------
             CANADA -- 1.3%
      30,720 BCE, Inc.                              1,260,190
      31,196 Rogers Communications, Inc.,
                Class B                             1,302,105
      78,870 TELUS Corp.                            1,246,968
                                               --------------
                                                    3,809,263
                                               --------------
             CAYMAN ISLANDS -- 3.7%
      99,689 GDS Holdings Ltd., ADR (c)             5,778,971
   3,846,607 Xiaomi Corp.,
                Class B (b) (c) (d) (e)             5,107,473
                                               --------------
                                                   10,886,444
                                               --------------
             CHINA -- 2.7%
   3,852,810 China Telecom Corp., Ltd.,
                Class H (b)                         1,167,343
  23,148,753 China Tower Corp., Ltd.,
                Class H (b) (d) (e)                 5,143,674
     518,667 ZTE Corp., Class H (b) (c) (f)         1,583,097
                                               --------------
                                                    7,894,114
                                               --------------
             FINLAND -- 2.0%
      28,227 Elisa OYJ (b)                          1,742,269
   1,370,800 Nokia OYJ, ADR                         4,249,480
                                               --------------
                                                    5,991,749
                                               --------------
             FRANCE -- 0.4%
     100,524 Orange S.A. (b)                        1,217,091
                                               --------------
             GERMANY -- 1.9%
      91,014 Deutsche Telekom AG (b)                1,175,486
     212,650 Infineon Technologies AG (b)           3,069,767
     502,057 Telefonica Deutschland Holding
                AG (b)                              1,232,604
                                               --------------
                                                    5,477,857
                                               --------------
             GUERNSEY -- 1.3%
      69,712 Amdocs Ltd.                            3,832,069
                                               --------------
             HONG KONG -- 2.2%
     193,427 China Mobile Ltd. (b)                  1,449,596
   1,688,938 China Unicom Hong Kong Ltd. (b)          985,074
   7,446,217 Lenovo Group Ltd. (b)                  3,944,577
                                               --------------
                                                    6,379,247
                                               --------------
             INDIA -- 5.7%
     240,667 Bharti Airtel Ltd. (b) (c)             1,402,638
     646,312 HCL Technologies Ltd. (b)              3,728,155
     487,912 Infosys Ltd., ADR                      4,005,757
     458,258 Tech Mahindra Ltd. (b)                 3,413,544
   1,329,825 Wipro Ltd., ADR                        4,122,457
                                               --------------
                                                   16,672,551
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ITALY -- 2.2%
     491,884 Infrastrutture Wireless Italiane
                S.p.A. (b) (d) (e)             $    5,326,026
   2,427,458 Telecom Italia S.p.A. (b) (c)            982,573
                                               --------------
                                                    6,308,599
                                               --------------
             JAPAN -- 10.4%
      52,800 Fujitsu Ltd. (b)                       4,755,628
      51,100 KDDI Corp. (b)                         1,509,422
      73,100 Kyocera Corp. (b)                      4,313,689
     352,400 Mitsubishi Electric Corp. (b)          4,304,995
     117,000 NEC Corp. (b)                          4,260,348
      58,000 Nippon Telegraph & Telephone
                Corp. (b)                           1,387,164
      53,770 NTT DOCOMO, Inc. (b)                   1,681,555
     715,800 Renesas Electronics Corp. (b) (c)      2,546,151
     112,300 Softbank Corp. (b)                     1,430,555
      73,300 Sony Corp. (b)                         4,341,821
                                               --------------
                                                   30,531,328
                                               --------------
             MALAYSIA -- 1.5%
   4,513,300 DiGi.Com Bhd (b)                       4,547,153
                                               --------------
             NETHERLANDS -- 2.4%
      39,472 NXP Semiconductors N.V.                3,273,413
     181,970 STMicroelectronics N.V. (b)            3,859,641
                                               --------------
                                                    7,133,054
                                               --------------
             NEW ZEALAND -- 0.4%
     523,459 Spark New Zealand Ltd. (b)             1,273,981
                                               --------------
             NORWAY -- 0.4%
      84,944 Telenor ASA (b)                        1,241,518
                                               --------------
             PHILIPPINES -- 1.0%
      39,065 Globe Telecom, Inc. (b)                1,480,474
      76,059 PLDT, Inc., ADR                        1,563,773
                                               --------------
                                                    3,044,247
                                               --------------
             QATAR -- 0.4%
     761,982 Ooredoo QPSC (b)                       1,219,219
                                               --------------
             RUSSIA -- 0.4%
     156,906 Mobile TeleSystems PJSC, ADR           1,192,486
                                               --------------
             SINGAPORE -- 0.4%
     597,900 Singapore Telecommunications
                Ltd. (b)                            1,065,891
                                               --------------
             SOUTH AFRICA -- 0.7%
     250,774 MTN Group Ltd. (b)                       672,415
     193,020 Vodacom Group Ltd. (b)                 1,261,316
                                               --------------
                                                    1,933,731
                                               --------------
             SOUTH KOREA -- 4.9%
     131,949 KT Corp., ADR                          1,026,563
      81,006 LG Electronics, Inc. (b)               3,184,988
     127,677 LG Uplus Corp. (b)                     1,121,682
     108,971 Samsung Electronics Co., Ltd. (b)      4,236,958
      29,278 Samsung SDS Co., Ltd. (b)              3,578,758
       7,410 SK Telecom Co., Ltd. (b)               1,077,754
                                               --------------
                                                   14,226,703
                                               --------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST INDXX NEXTG ETF (NXTG)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPAIN -- 0.3%
     200,958 Telefonica S.A. (b)               $      914,579
                                               --------------
             SWEDEN -- 2.4%
     102,977 Tele2 AB, Class B (b)                  1,371,966
     537,667 Telefonaktiebolaget LM Ericsson,
                Class B (b) (c) (f)                 4,352,394
     346,473 Telia Co., AB (b)                      1,240,159
                                               --------------
                                                    6,964,519
                                               --------------
             SWITZERLAND -- 0.5%
       2,846 Swisscom AG (b)                        1,523,979
                                               --------------
             TAIWAN -- 4.7%
   1,748,332 ASE Technology Holding Co.,
                Ltd. (b)                            3,386,550
     407,148 Chunghwa Telecom Co., Ltd. (b)         1,443,456
     347,537 MediaTek, Inc. (b)                     3,730,194
     394,709 Taiwan Mobile Co., Ltd. (b)            1,303,251
      83,497 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR        3,990,321
                                               --------------
                                                   13,853,772
                                               --------------
             TURKEY -- 0.4%
     636,749 Turkcell Iletisim Hizmetleri
                AS (b)                              1,182,693
                                               --------------
             UNITED ARAB EMIRATES -- 0.4%
     334,081 Emirates Telecommunications
                Group Co. PJSC (b)                  1,262,284
                                               --------------
             UNITED KINGDOM -- 0.7%
     602,158 BT Group PLC (b)                         875,877
     789,639 Vodafone Group PLC (b)                 1,092,419
                                               --------------
                                                    1,968,296
                                               --------------
             UNITED STATES -- 41.7%
     114,904 Advanced Micro Devices, Inc. (c)       5,225,834
      23,338 American Tower Corp.                   5,081,849
      41,539 Analog Devices, Inc.                   3,723,971
      25,396 Arista Networks, Inc. (c)              5,143,960
      38,991 AT&T, Inc.                             1,136,588
      14,929 Broadcom, Inc.                         3,539,666
     114,823 Ciena Corp. (c)                        4,571,104
     107,155 Cisco Systems, Inc.                    4,212,263
      44,481 CoreSite Realty Corp.                  5,155,348
      37,074 Crown Castle International Corp.       5,353,485
      80,357 CyrusOne, Inc.                         4,962,045
      85,559 Digital Realty Trust, Inc.            11,885,001
       8,933 Equinix, Inc.                          5,579,284
      34,112 F5 Networks, Inc. (c)                  3,637,362
     298,400 Hewlett Packard Enterprise Co.         2,897,464
      85,035 Intel Corp.                            4,602,094
      36,164 International Business Machines
                Corp.                               4,011,672
     200,976 Juniper Networks, Inc.                 3,846,681
      45,608 Keysight Technologies, Inc. (c)        3,816,477
      65,224 Lumentum Holdings, Inc. (c)            4,807,009
      96,012 Micron Technology, Inc. (c)            4,038,265
      42,425 Qorvo, Inc. (c)                        3,420,728
      54,955 QUALCOMM, Inc.                         3,717,706


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
      21,459 SBA Communications Corp.          $    5,793,286
      43,894 Skyworks Solutions, Inc.               3,923,246
      19,967 T-Mobile US, Inc. (c)                  1,675,231
      24,445 Verizon Communications, Inc.           1,313,430
       9,577 VMware, Inc., Class A (c)              1,159,775
      50,691 Xilinx, Inc.                           3,950,856
                                               --------------
                                                  122,181,680
                                               --------------
             TOTAL COMMON STOCKS -- 99.7%         292,197,392
             (Cost $328,700,010)               --------------

             MONEY MARKET FUNDS -- 1.9%
   5,618,105 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (g) (h)                       5,618,105
             (Cost $5,618,105)                 --------------

             TOTAL INVESTMENTS -- 101.6%          297,815,497
             (Cost $334,318,115) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%              (4,650,203)
                                               --------------
             NET ASSETS -- 100.0%              $  293,165,294
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $127,806,226 or 43.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.


Page 60                 See Notes to Financial Statements

FIRST TRUST INDXX NEXTG ETF (NXTG)

MARCH 31, 2020 (UNAUDITED)


(f) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,515,551 and the total value of the collateral held by the Fund is $5,618,105.

(g)   Rate shown reflects yield as of March 31, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,102,512 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,605,130. The net unrealized depreciation was $36,502,618.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Bermuda         $    4,320,950  $    4,320,950  $         --  $         --
   Brazil               1,043,983       1,043,983            --            --
   Canada               3,809,263       3,809,263            --            --
   Cayman
      Islands          10,886,444       5,778,971     5,107,473            --
   Finland              5,991,749       4,249,480     1,742,269            --
   Guernsey             3,832,069       3,832,069            --            --
   India               16,672,551       8,128,214     8,544,337            --
   Netherlands          7,133,054       3,273,413     3,859,641            --
   Philippines          3,044,247       1,563,773     1,480,474            --
   Russia               1,192,486       1,192,486            --            --
   South Korea         14,226,703       1,026,563    13,200,140            --
   Taiwan              13,853,772       3,990,321     9,863,451            --
   United States      122,181,680     122,181,680            --            --
   Other Country
      Categories*      84,008,441              --    84,008,441            --
Money Market
   Funds                5,618,105       5,618,105            --            --
                   ----------------------------------------------------------
Total
   Investments     $  297,815,497  $  170,009,271  $127,806,226  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    4,515,551
Non-cash Collateral(2)                             (4,515,551)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                55.8%
Japanese Yen                                        10.3
Euro                                                 6.6
Hong Kong Dollar                                     6.5
South Korean Won                                     4.4
New Taiwan Dollar                                    3.3
Indian Rupee                                         2.9
Swedish Krona                                        2.3
Malaysian Ringgit                                    1.5
Canadian Dollar                                      1.3
British Pound Sterling                               0.7
South African Rand                                   0.6
Swiss Franc                                          0.5
Philippine Peso                                      0.5
New Zealand Dollar                                   0.4
United Arab Emirates Dirham                          0.4
Norwegian Krone                                      0.4
Qatar Riyal                                          0.4
Turkish Lira                                         0.4
Australian Dollar                                    0.4
Singapore Dollar                                     0.4
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 61

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             BERMUDA -- 0.9%
     140,196 Brilliance China Automotive
                Holdings Ltd. (b)              $      114,164
                                               --------------
             CAYMAN ISLANDS -- 4.2%
     382,325 Geely Automobile Holdings
                Ltd. (b)                              554,839
                                               --------------
             CHINA -- 5.3%
     107,383 BAIC Motor Corp., Ltd.,
                Class H (b) (c) (d)                    42,240
      46,165 BYD Co., Ltd., Class H (b) (e)           246,298
     139,091 Dongfeng Motor Group Co., Ltd.,
                Class H (b)                            90,564
     209,279 Great Wall Motor Co., Ltd.,
                Class H (b)                           132,711
     191,212 Guangzhou Automobile Group
                Co., Ltd., Class H (b)                190,200
                                               --------------
                                                      702,013
                                               --------------
             FRANCE -- 5.0%
      30,012 Peugeot S.A. (b)                         390,735
      13,965 Renault S.A. (b)                         265,401
                                               --------------
                                                      656,136
                                               --------------
             GERMANY -- 15.7%
       8,975 Bayerische Motoren Werke AG (b)          458,167
      25,698 Daimler AG (b)                           767,450
       9,793 Porsche Automobil Holding SE
                (Preference Shares) (b)               409,352
       3,749 Volkswagen AG (Preference
                Shares) (b)                           431,872
                                               --------------
                                                    2,066,841
                                               --------------
             ITALY -- 0.1%
      10,631 Piaggio & C. S.p.A. (b)                   18,783
                                               --------------
             JAPAN -- 32.6%
      51,835 Honda Motor Co., Ltd. (b)              1,159,883
      40,459 Mazda Motor Corp. (b)                    213,658
      46,200 Mitsubishi Motors Corp. (b)              130,171
     116,976 Nissan Motor Co., Ltd. (b)               391,367
      27,665 Subaru Corp. (b)                         528,819
      16,359 Suzuki Motor Corp. (b)                   389,528
      20,776 Toyota Motor Corp. (b)                 1,252,064
      19,612 Yamaha Motor Co., Ltd. (b)               235,833
                                               --------------
                                                    4,301,323
                                               --------------
             MALAYSIA -- 0.1%
      18,093 UMW Holdings Bhd (b)                       8,910
                                               --------------
             SOUTH KOREA -- 6.5%
       7,081 Hyundai Motor Co. (b)                    510,126
      16,408 Kia Motors Corp. (b)                     345,371
                                               --------------
                                                      855,497
                                               --------------
             TAIWAN -- 0.3%
      17,181 China Motor Corp. (b)                     14,096
      58,363 Yulon Motor Co., Ltd.                     28,370
                                               --------------
                                                       42,466
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED KINGDOM -- 0.1%
       3,999 Aston Martin Lagonda Global
                Holdings PLC (b) (c) (d) (f)   $        9,753
                                               --------------
             UNITED STATES -- 28.1%
      80,062 Ford Motor Co.                           386,700
      40,298 General Motors Co.                       837,392
       9,056 Harley-Davidson, Inc.                    171,430
       4,397 Tesla, Inc. (f)                        2,304,028
                                               --------------
                                                    3,699,550
                                               --------------
             TOTAL COMMON STOCKS -- 98.9%          13,030,275
             (Cost $20,046,677)                --------------

             MONEY MARKET FUNDS -- 1.5%
     203,126 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (g) (h)                         203,126
             (Cost $203,126)                   --------------

             TOTAL INVESTMENTS -- 100.4%           13,233,401
             (Cost $20,249,803) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%                 (55,129)
                                               --------------
             NET ASSETS -- 100.0%              $   13,178,272
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $9,302,355 or 70.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.


Page 62                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2020 (UNAUDITED)

(e) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $197,038 and the total value of the collateral held by the Fund is $203,126.

(f)   Non-income producing security.

(g)   Rate shown reflects yield as of March 31, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,043,959 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,060,361. The net unrealized depreciation was $7,016,402.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Taiwan          $       42,466  $       28,370  $     14,096  $         --
   United States        3,699,550       3,699,550            --            --
   Other Country
      Categories*       9,288,259              --     9,288,259            --
Money Market
   Funds                  203,126         203,126            --            --
                   ----------------------------------------------------------
Total
   Investments     $   13,233,401  $    3,931,046  $  9,302,355  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      197,038
Non-cash Collateral(2)                               (197,038)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        32.5%
United States Dollar                                29.5
Euro                                                20.7
Hong Kong Dollar                                    10.3
South Korean Won                                     6.5
New Taiwan Dollar                                    0.3
British Pound Sterling                               0.1
Malaysian Ringgit                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 63

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             CANADA -- 3.6%
     389,236 Open Text Corp.                   $   13,592,121
     151,117 Shopify, Inc., Class A (b)            63,005,211
                                               --------------
                                                   76,597,332
                                               --------------
             CAYMAN ISLANDS -- 3.9%
     424,075 Alibaba Group Holding Ltd.,
                ADR (b)                            82,474,106
                                               --------------
             GERMANY -- 1.3%
     249,547 SAP SE, ADR                           27,574,944
                                               --------------
             JERSEY -- 0.6%
     382,477 Mimecast Ltd. (b)                     13,501,438
                                               --------------
             NETHERLANDS -- 0.6%
     213,610 Elastic N.V. (b)                      11,921,574
                                               --------------
             UNITED STATES -- 89.9%
     164,407 Adobe, Inc. (b)                       52,320,884
     778,829 Akamai Technologies, Inc. (b)         71,255,065
      78,045 Alphabet, Inc., Class A (b)           90,684,388
      56,516 Amazon.com, Inc. (b)                 110,190,376
     314,593 Anaplan, Inc. (b)                      9,519,584
     150,220 Appfolio, Inc., Class A (b)           16,666,909
     787,507 Appian Corp. (b) (c)                  31,681,407
     173,864 Arista Networks, Inc. (b)             35,216,153
     217,388 Avalara, Inc. (b)                     16,217,145
     707,377 Benefitfocus, Inc. (b)                 6,302,729
     204,665 Blackbaud, Inc.                       11,369,141
     315,179 Blackline, Inc. (b)                   16,581,567
     929,983 Box, Inc., Class A (b)                13,056,961
   5,853,304 CenturyLink, Inc.                     55,372,256
   1,497,491 Cisco Systems, Inc.                   58,866,371
     601,466 Citrix Systems, Inc.                  85,137,512
   3,433,777 Cloudera, Inc. (b)                    27,023,825
     870,786 Cloudflare, Inc., Class A (b)         20,446,055
     275,063 Cornerstone OnDemand, Inc. (b)         8,733,250
     110,518 Coupa Software, Inc. (b)              15,442,680
     238,203 DocuSign, Inc. (b)                    22,009,957
     917,407 Dropbox, Inc., Class A (b)            16,605,067
     788,596 Eventbrite, Inc., Class A (b)          5,756,751
     192,888 Everbridge, Inc. (b)                  20,515,568
     746,494 Five9, Inc. (b)                       57,076,931
   3,214,693 Hewlett Packard Enterprise Co.        31,214,669
     337,006 HubSpot, Inc. (b)                     44,885,829
     378,494 International Business Machines
                Corp.                              41,986,339
      65,521 Intuit, Inc.                          15,069,830
     672,328 Microsoft Corp.                      106,032,849
     338,516 MicroStrategy, Inc., Class A (b)      39,978,740
     570,368 MongoDB, Inc. (b)                     77,878,047
     839,884 NetApp, Inc.                          35,014,764
     249,382 New Relic, Inc. (b)                   11,531,424
   1,362,478 Nutanix, Inc., Class A (b)            21,527,152
   1,812,922 Oracle Corp.                          87,618,520
      61,285 Paycom Software, Inc. (b)             12,380,183
   3,166,685 Pure Storage, Inc., Class A (b)       38,950,225


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     200,915 Q2 Holdings, Inc. (b)             $   11,866,040
     312,411 salesforce.com, Inc. (b)              44,980,936
     179,795 ServiceNow, Inc. (b)                  51,525,651
     357,645 Smartsheet, Inc., Class A (b)         14,845,844
     341,027 Splunk, Inc. (b)                      43,047,838
     993,724 SVMK, Inc. (b)                        13,425,211
     380,248 Tabula Rasa HealthCare,
                Inc. (b) (c)                       19,883,168
     638,664 Teradata Corp. (b)                    13,086,225
     492,728 Twilio, Inc., Class A (b)             44,094,229
     113,711 Veeva Systems, Inc., Class A (b)      17,780,989
     654,015 VMware, Inc., Class A (b)             79,201,216
      94,696 Workday, Inc., Class A (b)            12,331,313
     391,121 Workiva, Inc. (b)                     12,644,942
     214,718 Zendesk, Inc. (b)                     13,744,099
     227,689 Zoom Video Communications,
                Inc., Class A (b)                  33,269,917
     325,396 Zscaler, Inc. (b) (c)                 19,803,601
   1,064,176 Zuora, Inc., Class A (b)               8,566,617
                                               --------------
                                                1,892,214,939
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%       2,104,284,333
             (Cost $2,222,635,794)             --------------

             MONEY MARKET FUNDS -- 1.5%
  31,364,004 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.24% (d) (e)                      31,364,004
             (Cost $31,364,004)                --------------

             TOTAL INVESTMENTS -- 101.4%        2,135,648,337
             (Cost $2,253,999,798) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.4)%             (30,509,894)
                                               --------------
             NET ASSETS -- 100.0%              $2,105,138,443
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $30,426,941 and the total value of the collateral held by the Fund is $31,364,004.

(d)   Rate shown reflects yield as of March 31, 2020.

(e)   This security serves as collateral for securities on loan.


Page 64                 See Notes to Financial Statements

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

MARCH 31, 2020 (UNAUDITED)


(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $164,718,467 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $283,069,928. The net unrealized depreciation was $118,351,461.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $2,104,284,333  $           --  $         --
Money Market Funds     31,364,004              --            --
                   --------------------------------------------
Total Investments  $2,135,648,337  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   30,426,941
Non-cash Collateral(2)                            (30,426,941)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 65

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BRAZIL -- 0.7%
     108,685 Neoenergia S.A.                   $      356,629
                                               --------------
             CANADA -- 3.3%
       4,202 Shopify, Inc., Class A (b)             1,751,940
                                               --------------
             CAYMAN ISLANDS -- 38.6%
       8,089 Alibaba Group Holding Ltd.,
                ADR (b)                             1,573,149
     750,138 China Feihe Ltd. (c) (d) (e)           1,333,447
     326,855 Country Garden Services Holdings
                Co., Ltd. (c)                       1,315,197
     274,535 Ever Sunshine Lifestyle Services
                Group Ltd. (c) (e)                    342,502
      23,345 GDS Holdings Ltd., ADR (b)             1,353,310
      28,202 GSX Techedu, Inc., ADR (b)             1,194,637
     291,873 Haidilao International Holding
                Ltd. (c) (d) (e)                    1,125,397
     168,201 Koolearn Technology Holding
                Ltd. (b) (c) (d) (e)                  626,834
      16,910 Luckin Coffee, Inc., ADR (b)             459,783
     122,579 Meituan Dianping,
                Class B (b) (c) (e)                 1,461,294
      34,971 Pinduoduo, Inc., ADR (b)               1,260,005
      95,603 Ping An Healthcare and
                Technology Co.,
                Ltd. (b) (c) (d) (e)                  880,299
      27,403 Sea Ltd., ADR (b)                      1,214,227
      24,837 StoneCo., Ltd., Class A (b)              540,701
     137,102 Wuxi Biologics Cayman,
                Inc. (b) (c) (d) (e)                1,750,358
   1,062,382 Xiaomi Corp.,
                Class B (b) (c) (d) (e)             1,410,616
      27,794 XP, Inc., Class A (b)                    536,146
      93,448 Yihai International Holding
                Ltd. (c)                              703,897
       6,633 Zai Lab Ltd., ADR (b)                    341,467
      44,815 ZTO Express Cayman, Inc.,
                ADR                                 1,186,701
                                               --------------
                                                   20,609,967
                                               --------------
             CHINA -- 4.0%
      49,493 Poly Property Development Co.,
                Ltd., Class H (c) (e)                 416,394
   2,797,594 Postal Savings Bank of China Co.,
                Ltd., Class H (c) (d) (e)           1,703,285
                                               --------------
                                                    2,119,679
                                               --------------
             DENMARK -- 5.7%
      65,640 Genmab A/S, ADR (b)                    1,390,912
      16,901 Orsted A/S (c) (d) (e)                 1,654,568
                                               --------------
                                                    3,045,480
                                               --------------
             FRANCE -- 3.9%
      17,102 La Francaise des Jeux
                SAEM (c) (d) (e)                      433,293
      19,146 Sanofi (c)                             1,657,564
                                               --------------
                                                    2,090,857
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             GERMANY -- 9.1%
     119,292 E. ON SE (c)                           1,223,660
      29,564 HelloFresh SE (b) (c)                    965,422
      50,254 Siemens Healthineers
                AG (c) (d) (e)                      1,942,648
      17,908 TeamViewer AG (b) (c)                    728,157
                                               --------------
                                                    4,859,887
                                               --------------
             ITALY -- 1.4%
      56,213 Nexi S.p.A. (b) (c) (d) (e)              731,272
                                               --------------
             JAPAN -- 7.1%
       9,200 Freee KK (b) (c)                         295,731
      29,500 Mercari, Inc. (b) (c)                    572,922
     229,500 Softbank Corp. (c)                     2,923,529
                                               --------------
                                                    3,792,182
                                               --------------
             NETHERLANDS -- 8.3%
       1,888 Adyen N.V. (b) (d) (e)                 1,604,602
      12,806 Just Eat Takeaway.com
                N.V. (b) (c) (d) (e)                  968,427
      26,127 Prosus N.V. (b) (c)                    1,829,436
                                               --------------
                                                    4,402,465
                                               --------------
             NORWAY -- 1.6%
      61,331 Adevinta ASA (b) (c)                     555,235
      22,508 Scatec Solar ASA (c) (d) (e)             282,122
                                               --------------
                                                      837,357
                                               --------------
             SAUDI ARABIA -- 3.1%
     208,580 Saudi Arabian Oil Co. (d) (e)          1,673,859
                                               --------------
             SPAIN -- 2.4%
      28,477 Cellnex Telecom
                S.A. (b) (c) (d) (e)                1,291,788
                                               --------------
             SWEDEN -- 6.2%
      55,858 Embracer Group AB (b) (c)                548,366
      16,262 Evolution Gaming Group
                AB (c) (d) (e)                        551,361
     246,169 Samhallsbyggnadsbolaget i
                Norden AB (c)                         471,922
       9,627 Sinch AB (b) (c) (d) (e)                 372,251
     104,267 Tele2 AB, Class B (c)                  1,389,153
                                               --------------
                                                    3,333,053
                                               --------------
             SWITZERLAND -- 1.1%
       8,954 Galenica AG (c) (d) (e)                  610,955
                                               --------------
             UNITED STATES -- 3.0%
      37,180 Yum China Holdings, Inc.               1,584,983
                                               --------------
             TOTAL INVESTMENTS -- 99.5%            53,092,353
             (Cost $49,622,605) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                   272,348
                                               --------------
             NET ASSETS -- 100.0%              $   53,364,701
                                               ==============


Page 66                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

MARCH 31, 2020 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $35,069,302 or 65.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,961,527 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,491,779. The net unrealized appreciation was $3,469,748.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Brazil          $      356,629  $      356,629  $         --  $         --
   Canada               1,751,940       1,751,940            --            --
   Cayman
      Islands          20,609,967       9,660,126    10,949,841            --
   Denmark              3,045,480       1,390,912     1,654,568            --
   Netherlands          4,402,465       1,604,602     2,797,863            --
   Saudi Arabia         1,673,859       1,673,859            --            --
   United States        1,584,983       1,584,983            --            --
   Other Country
      Categories*      19,667,030              --    19,667,030            --
                   ----------------------------------------------------------
Total
   Investments     $   53,092,353  $   18,023,051  $ 35,069,302  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                27.1%
Euro                                                25.2
Hong Kong Dollar                                    24.6
Japanese Yen                                         7.1
Swedish Krona                                        6.3
SAR                                                  3.2
Danish Krone                                         3.1
Norwegian Krone                                      1.6
Swiss Franc                                          1.1
Brazilian Real                                       0.7
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 67

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             FRANCE -- 3.0%
     437,700 Thales S.A. (b)                   $   36,248,509
                                               --------------
             ISRAEL -- 5.7%
     364,059 Check Point Software
                Technologies Ltd. (c)              36,602,492
     350,181 CyberArk Software Ltd. (c)            29,961,487
     128,976 Radware Ltd. (c)                       2,717,524
                                               --------------
                                                   69,281,503
                                               --------------
             JAPAN -- 2.2%
      67,300 FFRI, Inc. (b) (c)                     1,176,377
     512,536 Trend Micro, Inc. (b)                 25,310,175
                                               --------------
                                                   26,486,552
                                               --------------
             JERSEY -- 1.6%
     536,891 Mimecast Ltd. (c)                     18,952,252
                                               --------------
             SOUTH KOREA -- 0.4%
     111,401 Ahnlab, Inc. (b)                       5,143,674
                                               --------------
             UNITED KINGDOM -- 5.2%
   3,951,731 Avast PLC (b) (d) (e)                 19,105,382
   5,785,934 BAE Systems PLC (b)                   37,174,660
     362,230 NCC Group PLC (b)                        741,610
     210,713 Ultra Electronics Holdings
                PLC (b)                             5,213,220
                                               --------------
                                                   62,234,872
                                               --------------
             UNITED STATES -- 81.8%
     320,363 A10 Networks, Inc. (c)                 1,989,454
     492,591 Akamai Technologies, Inc. (c)         45,067,151
     589,789 Booz Allen Hamilton Holding
                Corp.                              40,483,117
     271,434 Broadcom, Inc.                        64,357,001
   1,894,243 Cisco Systems, Inc.                   74,462,692
     294,507 F5 Networks, Inc. (c)                 31,403,281
   2,560,501 FireEye, Inc. (c)                     27,090,101
     686,931 ForeScout Technologies, Inc. (c)      21,700,150
     408,282 Fortinet, Inc. (c)                    41,305,890
     259,058 Itron, Inc. (c)                       14,463,208
   1,712,455 Juniper Networks, Inc.                32,776,389
     472,407 Leidos Holdings, Inc.                 43,296,102
     142,729 ManTech International Corp.,
                Class A                            10,372,116
   1,351,002 MobileIron, Inc. (c)                   5,133,808
   2,982,983 NortonLifeLock, Inc.                  55,811,612
     661,338 Okta, Inc. (c)                        80,855,184
     182,874 OneSpan, Inc. (c)                      3,319,163
     377,726 Palo Alto Networks, Inc. (c)          61,931,955
     361,566 Proofpoint, Inc. (c)                  37,093,056
     305,267 Qualys, Inc. (c)                      26,555,176
     474,766 Rapid7, Inc. (c)                      20,571,611
     649,665 Ribbon Communications, Inc. (c)        1,968,485
   1,112,974 SailPoint Technologies Holding,
                Inc. (c)                           16,939,464
     575,179 Splunk, Inc. (c)                      72,604,845
     564,078 Tenable Holdings, Inc. (c)            12,330,745
     229,297 Varonis Systems, Inc. (c)             14,599,340
     224,983 VeriSign, Inc. (c)                    40,517,189


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     275,753 VMware, Inc., Class A (c)         $   33,393,688
     571,247 Zix Corp. (c)                          2,462,075
     823,220 Zscaler, Inc. (c)                     50,101,169
                                               --------------
                                                  984,955,217
                                               --------------
             TOTAL INVESTMENTS -- 99.9%         1,203,302,579
             (Cost $1,273,848,350) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                 1,392,633
                                               --------------
             NET ASSETS -- 100.0%              $1,204,695,212
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $130,113,607 or 10.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $60,788,916 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $131,334,687. The net unrealized depreciation was $70,545,771.


Page 68                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

MARCH 31, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                     3/31/2020         PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
   Israel          $   69,281,503  $   69,281,503  $         --  $         --
   Jersey              18,952,252      18,952,252            --            --
   United States      984,955,217     984,955,217            --            --
   Other Country
      Categories*     130,113,607              --   130,113,607            --
                   ----------------------------------------------------------
Total
   Investments     $1,203,302,579  $1,073,188,972  $130,113,607  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                89.2%
British Pound Sterling                               5.2
Euro                                                 3.0
Japanese Yen                                         2.2
South Korean Won                                     0.4
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2020 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $    212,521,064            $     41,323,841
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................           25,840,692                       1,360
Due from authorized participant .......................................                   --                          --
Receivables:
   Reclaims ...........................................................            1,946,613                      18,689
   Investment securities sold .........................................              828,195                          --
   Dividends ..........................................................              382,947                     216,340
   Securities lending income ..........................................                   --                          --
   Capital shares sold ................................................                   --                          --
   From investment advisor ............................................                   --                          --
Prepaid expenses ......................................................                1,667                         316
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................          241,521,178                  41,560,546
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................                3,028                          --
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Capital shares redeemed ............................................                   --                          --
   Investment securities purchased ....................................           26,674,729                          --
   Licensing fees .....................................................              219,654                      33,876
   Investment advisory fees ...........................................               85,689                       5,050
   Shareholder reporting fees .........................................               23,306                       9,104
   Audit and tax fees .................................................               14,253                      15,787
   Trustees' fees .....................................................                1,872                       1,819
   Collateral for securities on loan ..................................                   --                          --
   Foreign capital gains tax ..........................................                   --                          --
Other liabilities .....................................................              104,155                      49,599
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................           27,126,686                     115,235
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $    214,394,492            $     41,445,311
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $    325,923,922            $     52,004,648
Par value .............................................................              223,033                      11,916
Accumulated distributable earnings (loss) .............................         (111,752,463)                (10,571,253)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    214,394,492            $     41,445,311
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $           9.61            $          34.78
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           22,303,334                   1,191,608
                                                                            ================            ================
Investments, at cost ..................................................     $    261,742,058            $     48,587,068
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $     25,240,243            $          1,382
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 70                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   364,920,151          $    90,273,465          $     5,311,984          $    28,339,433          $     5,267,552
               35,144                       --                    8,243                   28,306                    5,169
                   --                  478,746                       --                       --                      285
                   --                       --                       --                       --                       --

              592,007                  225,937                    7,916                   53,973                    7,301
           12,802,768                       --                       --                       --                       --
            2,787,437                  249,462                   70,643                   19,410                   51,544
                   --                    4,137                      903                      120                      112
                   --                       --                       --                       --                       --
                   --                       --                    3,860                       --                       --
                2,982                      424                       53                      183                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          381,140,489               91,232,171                5,403,602               28,441,425                5,331,963
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                  124                       --                        1                       --                       --

            6,376,614                       --                       --                       --                       --
            6,866,446                  477,822                       --                       --                       --
              140,805                   24,328                    2,095                    7,454                       --
              149,773                   35,951                       --                   15,080                    3,146
               40,885                   13,078                    5,661                    7,205                       --
               16,686                   15,963                   15,816                   16,021                       --
                1,939                    1,820                    1,816                    1,817                       --
                   --                1,873,249                   37,094                  502,040                  321,279
                   --                       --                       --                       --                       --
              202,328                   36,111                   10,357                   14,596                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           13,795,600                2,478,322                   72,840                  564,213                  324,425
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   367,344,889          $    88,753,849          $     5,330,762          $    27,877,212          $     5,007,538
      ===============          ===============          ===============          ===============          ===============

      $   669,799,360          $   149,138,479          $    14,887,740          $    33,331,941          $    68,096,646
              231,000                   73,000                    1,500                    6,500                    6,000
         (302,685,471)             (60,457,630)              (9,558,478)              (5,461,229)             (63,095,108)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   367,344,889          $    88,753,849          $     5,330,762          $    27,877,212          $     5,007,538
      ===============          ===============          ===============          ===============          ===============

      $         15.90          $         12.16          $         35.54          $         42.89          $          8.35
      ===============          ===============          ===============          ===============          ===============

           23,100,002                7,300,002                  150,002                  650,002                  600,002
      ===============          ===============          ===============          ===============          ===============
      $   544,704,802          $    98,771,700          $     7,575,509          $    32,039,376          $     7,208,709
      ===============          ===============          ===============          ===============          ===============
      $          (124)         $       479,723          $            (1)         $            --          $           285
      ===============          ===============          ===============          ===============          ===============
      $            --          $     1,530,556          $        36,188          $       477,264          $        32,394
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2020 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      2,261,510            $     69,387,817
Cash ..................................................................                2,417                      83,459
Foreign currency, at value ............................................                   --                          13
Due from authorized participant .......................................                   --                          --
Receivables:
   Reclaims ...........................................................               10,673                          --
   Investment securities sold .........................................                   --                   8,081,717
   Dividends ..........................................................                4,963                     473,762
   Securities lending income ..........................................                   --                          --
   Capital shares sold ................................................                   --                          --
   From investment advisor ............................................                   --                          --
Prepaid expenses ......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................            2,279,563                  78,026,768
                                                                            ----------------            ----------------

LIABILITIES:
Due to custodian ......................................................                   --                          --
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Capital shares redeemed ............................................                   --                   8,190,427
   Investment securities purchased ....................................                   --                          --
   Licensing fees .....................................................                   --                          --
   Investment advisory fees ...........................................                1,419                      51,388
   Shareholder reporting fees .........................................                   --                          --
   Audit and tax fees .................................................                   --                          --
   Trustees' fees .....................................................                   --                          --
   Collateral for securities on loan ..................................                   --                          --
   Foreign capital gains tax ..........................................                  482                          --
Other liabilities .....................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................                1,901                   8,241,815
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $      2,277,662            $     69,784,953
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     22,715,392            $    123,075,357
Par value .............................................................                1,399                      34,000
Accumulated distributable earnings (loss)                                        (20,439,129)                (53,324,404)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      2,277,662            $     69,784,953
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          16.28            $          20.52
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              139,928                   3,400,002
                                                                            ================            ================
Investments, at cost ..................................................     $      3,202,963            $     88,329,648
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $             --            $             13
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 72                 See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
           INDXX                    AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
         NEXTG ETF               INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   297,815,497          $    13,233,401          $ 2,135,648,337          $    53,092,353          $ 1,203,302,579
              297,527                   43,567                1,180,162                  203,787                       --
                   --                       84                       --                       --                1,820,783
                   --                       --                       --                       --               10,338,019

                   94                   19,166                  276,213                   16,928                       --
               94,486                       --                       --                       --                       --
              833,090                   92,908                  379,426                   82,646                  220,201
                1,834                      784                   70,791                       --                       --
                   --                       --                2,726,863                    1,064                5,195,757
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          299,042,528               13,389,910            2,140,281,792               53,396,778            1,220,877,339
      ---------------          ---------------          ---------------          ---------------          ---------------


                   --                       --                       --                       --                       --
                6,559                       --                       --                      144                      134

                   --                       --                       --                       --                      308
               78,452                       --                2,725,307                       --               15,582,695
                   --                       --                       --                       --                       --
              174,118                    8,512                1,054,038                   31,933                  598,990
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            5,618,105                  203,126               31,364,004                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            5,877,234                  211,638               35,143,349                   32,077               16,182,127
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   293,165,294          $    13,178,272          $ 2,105,138,443          $    53,364,701          $ 1,204,695,212
      ===============          ===============          ===============          ===============          ===============

      $   321,404,824          $    24,915,589          $ 2,262,217,670          $    55,514,749          $ 1,331,258,724
               63,000                    5,500                  386,000                   14,500                  468,500
          (28,302,530)             (11,742,817)            (157,465,227)              (2,164,548)            (127,032,012)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   293,165,294          $    13,178,272          $ 2,105,138,443          $    53,364,701          $ 1,204,695,212
      ===============          ===============          ===============          ===============          ===============

      $         46.53          $         23.96          $         54.54          $         36.80          $         25.71
      ===============          ===============          ===============          ===============          ===============

            6,300,002                  550,002               38,600,002                1,450,002               46,850,002
      ===============          ===============          ===============          ===============          ===============
      $   334,318,115          $    20,249,803          $ 2,253,999,798          $    49,622,605          $ 1,273,848,350
      ===============          ===============          ===============          ===============          ===============
      $        (6,595)         $            84          $            --          $          (144)         $           134
      ===============          ===============          ===============          ===============          ===============
      $     4,515,551          $       197,038          $    30,426,941          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $      3,560,854            $        996,275
Securities lending income (net of fees)................................                   --                          --
Foreign withholding tax................................................             (290,097)                    (46,504)
                                                                            ----------------            ----------------
   Total investment income                                                         3,270,757                     949,771
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................              615,959                     112,920
Licensing fees.........................................................               77,885                      33,876
Accounting and administration fees.....................................               77,822                      17,092
Shareholder reporting fees.............................................               21,988                       9,425
Audit and tax fees.....................................................               12,009                      13,798
Custodian fees.........................................................               10,594                      28,827
Transfer agent fees....................................................                7,703                       1,412
Legal fees.............................................................                5,972                       1,291
Listing fees...........................................................                5,771                       4,506
Trustees' fees and expenses............................................                3,725                       3,620
Registration and filing fees...........................................                   61                         203
Other expenses.........................................................                1,382                       2,618
                                                                            ----------------            ----------------
   Total expenses......................................................              840,871                     229,588
   Less fees waived and expenses reimbursed by
      the investment advisor...........................................                   --                     (60,208)
                                                                            ----------------            ----------------
   Net expenses........................................................              840,871                     169,380
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            2,429,886                     780,391
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................          (41,626,837)                   (472,788)
   In-kind redemptions.................................................           (1,438,779)                         --
   Foreign currency transactions.......................................              164,944                      (6,492)
   Foreign capital gains tax...........................................                   --                          --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................          (42,900,672)                   (479,280)
                                                                            ----------------            ----------------
Net increase from payment by the advisor...............................                   --                          --
                                                                            ----------------            ----------------

Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          (35,908,246)                (15,802,174)
   Foreign currency translation........................................             (181,589)                      2,275
   Deferred foreign capital gains tax..................................                   --                          --
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................          (36,089,835)                (15,799,899)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (78,990,507)                (16,279,179)
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $    (76,560,621)           $    (15,498,788)
                                                                            ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 74                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    20,714,874          $     1,048,451          $       186,139          $       203,564          $       185,265
                   --                   20,747                    4,242                    2,189                      498
             (730,047)                (121,852)                  (9,222)                 (17,323)                 (13,067)
      ---------------          ---------------          ---------------          ---------------          ---------------
           19,984,827                  947,346                  181,159                  188,430                  172,696
      ---------------          ---------------          ---------------          ---------------          ---------------


            1,131,410                  179,971                   18,221                   63,289                   24,464 (a)
              164,698                   44,993                    4,555                   14,240                       --
              142,866                   23,390                    3,424                    8,726                       --
               45,129                   13,338                    4,917                    6,688                       --
               13,798                   13,423                   13,423                   13,423                       --
               30,071                    5,560                      949                    3,398                       --
               14,149                    2,250                      228                      791                       --
               12,618                    1,776                      172                      722                       --
                4,506                    4,676                    4,676                    2,954                       --
                3,868                    3,626                    3,605                    3,611                       --
                  625                      208                       25                       98                       --
                4,276                      895                      727                      637                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,568,014                  294,106                   54,922                  118,577                   24,464

                   --                  (24,149)                 (23,036)                  (7,822)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,568,014                  269,957                   31,886                  110,755                   24,464
      ---------------          ---------------          ---------------          ---------------          ---------------
           18,416,813                  677,389                  149,273                   77,675                  148,232
      ---------------          ---------------          ---------------          ---------------          ---------------


          (19,133,741)                 327,693                 (542,811)                (287,014)                (143,006)
           (9,300,769)                      --                  551,147                       --                   41,418
             (154,891)                 (34,426)                  (1,022)                    (283)                  (1,155)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          (28,589,401)                 293,267                    7,314                 (287,297)                (102,743)
      ---------------          ---------------          ---------------          ---------------          ---------------
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------


         (152,342,272)              (9,427,927)              (1,614,215)              (4,491,672)              (1,717,603)
               62,969                    5,132                     (373)                   1,774                       34
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
         (152,279,303)              (9,422,795)              (1,614,588)              (4,489,898)              (1,717,569)
      ---------------          ---------------          ---------------          ---------------          ---------------

         (180,868,704)              (9,129,528)              (1,607,274)              (4,777,195)              (1,820,312)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $  (162,451,891)         $    (8,452,139)         $    (1,458,001)         $    (4,699,520)         $    (1,672,080)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

                                                                              FIRST TRUST
                                                                              INDXX GLOBAL                FIRST TRUST
                                                                              AGRICULTURE                     BICK
                                                                                  ETF                      INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         28,211            $        857,079
Securities lending income (net of fees)................................                   --                          --
Foreign withholding tax................................................               (1,308)                    (81,290)
                                                                            ----------------            ----------------
   Total investment income.............................................               26,903                     775,789
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               10,806 (a)                 386,956 (a)
Licensing fees.........................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Shareholder reporting fees.............................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Custodian fees.........................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Legal fees.............................................................                   --                          --
Listing fees...........................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Registration and filing fees...........................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses......................................................               10,806                     386,956
   Less fees waived and expenses reimbursed by
      the investment advisor...........................................                   --                          --
                                                                            ----------------            ----------------
   Net expenses........................................................               10,806                     386,956
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               16,097                     388,833
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (316,393)                 (6,271,704)
   In-kind redemptions.................................................                   --                    (829,612)
   Foreign currency transactions.......................................                 (214)                    (33,894)
   Foreign capital gains tax...........................................                  (48)                         --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................             (316,655)                 (7,135,210)
                                                                            ----------------            ----------------
Net increase from payment by the advisor...............................                   --                          --
                                                                            ----------------            ----------------

Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             (615,395)                (16,125,911)
   Foreign currency translation........................................                  101                     (10,938)
   Deferred foreign capital gains tax..................................                1,410                          --
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................             (613,884)                (16,136,849)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (930,539)                (23,272,059)
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $       (914,442)           $    (22,883,226)
                                                                            ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 76                 See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
           INDXX                    AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
         NEXTG ETF               INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     2,740,904          $       199,347          $     9,249,130          $       222,778          $    25,206,115
               52,150                    5,053                  559,864                       --                       --
             (185,930)                 (14,325)                 (10,066)                 (26,399)                (103,577)
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,607,124                  190,075                9,798,928                  196,379               25,102,538
      ---------------          ---------------          ---------------          ---------------          ---------------


              920,855 (a)               62,467 (a)            6,817,978 (a)              171,945 (a)            3,565,399 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              920,855                   62,467                6,817,978                  171,945                3,565,399
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              920,855                   62,467                6,817,978                  171,945                3,565,399
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,686,269                  127,608                2,980,950                   24,434               21,537,139
      ---------------          ---------------          ---------------          ---------------          ---------------


           (1,772,293)                (368,372)             (13,383,313)              (4,229,959)             (11,576,715)
           11,918,888                       --               57,291,115                2,428,257               10,685,377
              (41,217)                    (688)                      --                    6,570                  (12,010)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           10,105,378                 (369,060)              43,907,802               (1,795,132)                (903,348)
      ---------------          ---------------          ---------------          ---------------          ---------------
                   --                       --                       --                      806                       --
      ---------------          ---------------          ---------------          ---------------          ---------------


          (43,995,661)              (4,036,288)            (123,419,281)                 892,294             (124,678,947)
               (8,312)                  (1,019)                      --                     (114)                  (2,782)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          (44,003,973)              (4,037,307)            (123,419,281)                 892,180             (124,681,729)
      ---------------          ---------------          ---------------          ---------------          ---------------

          (33,898,595)              (4,406,367)             (79,511,479)                (902,146)            (125,585,077)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   (32,212,326)         $    (4,278,759)         $   (76,530,529)         $      (877,712)         $  (104,047,938)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   FIRST TRUST
                                                                                                STOXX(R) EUROPEAN
                                                                                                 SELECT DIVIDEND
                                                                                                   INDEX FUND
                                                                                                      (FDD)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2020            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      2,429,886     $     16,522,898
Net realized gain (loss)............................................................       (42,900,672)           4,219,986
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................       (36,089,835)         (18,930,002)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................       (76,560,621)           1,812,882
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................        (1,927,000)         (16,448,343)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................        (1,927,000)         (16,448,343)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        22,395,003           20,079,043
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (23,431,069)        (166,349,357)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        (1,036,066)        (146,270,314)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       (79,523,687)        (160,905,775)

NET ASSETS:
Beginning of period.................................................................       293,918,179          454,823,954
                                                                                      ----------------     ----------------
End of period.......................................................................  $    214,394,492     $    293,918,179
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................        23,053,334           34,653,334
Shares sold.........................................................................         1,600,000            1,550,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................        (2,350,000)         (13,150,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        22,303,334           23,053,334
                                                                                      ================     ================


Page 78                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    3/31/2020             YEAR ENDED           3/31/2020            YEAR ENDED           3/31/2020            YEAR ENDED
   (UNAUDITED)            9/30/2019           (UNAUDITED)           9/30/2019           (UNAUDITED)           9/30/2019
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        780,391      $      1,263,898     $     18,416,813     $     30,447,876     $        677,389     $      1,690,007
         (479,280)              593,342          (28,589,401)         (12,120,254)             293,267              (47,761)
               --                    --                   --                   --                   --                   --
      (15,799,899)            4,418,478         (152,279,303)         (31,405,100)          (9,422,795)           2,884,357
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      (15,498,788)            6,275,718         (162,451,891)         (13,077,478)          (8,452,139)           4,526,603
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,962,221)           (1,495,051)         (18,655,667)         (30,379,078)            (933,810)          (1,723,721)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,962,221)           (1,495,051)         (18,655,667)         (30,379,078)            (933,810)          (1,723,721)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        2,470,109             7,018,700           59,298,178          185,018,208           22,638,033           11,212,366
               --             2,028,889                   --                   --                   --                   --
               --            (2,465,739)         (43,377,494)         (93,309,875)                  --          (17,875,844)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        2,470,109             6,581,850           15,920,684           91,708,333           22,638,033           (6,663,478)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      (14,990,900)           11,362,517         (165,186,874)          48,251,777           13,252,084           (3,860,596)


       56,436,211            45,073,694          532,531,763          484,279,986           75,501,765           79,362,361
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     41,445,311      $     56,436,211     $    367,344,889     $    532,531,763     $     88,753,849     $     75,501,765
 ================      ================     ================     ================     ================     ================


        1,141,608             1,000,002           23,250,002           19,250,002            5,750,002            6,350,002
           50,000               150,000            2,450,000            7,900,000            1,550,000              850,000
               --                41,606                   --                   --                   --                   --
               --               (50,000)          (2,600,000)          (3,900,000)                  --           (1,450,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,191,608             1,141,608           23,100,002           23,250,002            7,300,002            5,750,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                               GLOBAL ENGINEERING
                                                                                                AND CONSTRUCTION
                                                                                                       ETF
                                                                                                      (FLM)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2020            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        149,273     $        185,560
Net realized gain (loss)............................................................             7,314             (133,129)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................        (1,614,588)          (2,158,038)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        (1,458,001)          (2,105,607)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (130,957)            (185,587)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (130,957)            (185,587)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................                --                   --
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................        (2,489,439)          (2,493,964)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        (2,489,439)          (2,493,964)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        (4,078,397)          (4,785,158)

NET ASSETS:
Beginning of period.................................................................         9,409,159           14,194,317
                                                                                      ----------------     ----------------
End of period.......................................................................  $      5,330,762     $      9,409,159
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           200,002              250,002
Shares sold.........................................................................                --                   --
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................           (50,000)             (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................           150,002              200,002
                                                                                      ================     ================


Page 80                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    3/31/2020             YEAR ENDED           3/31/2020            YEAR ENDED           3/31/2020            YEAR ENDED
   (UNAUDITED)            9/30/2019           (UNAUDITED)           9/30/2019           (UNAUDITED)           9/30/2019
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         77,675      $        387,177     $        148,232     $        493,235     $         16,097     $         78,703
         (287,297)              142,524             (102,743)             243,044             (316,655)            (205,446)
               --                    --                   --                   --                   --                   --
       (4,489,898)               27,773           (1,717,569)          (1,131,308)            (613,884)            (414,894)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (4,699,520)              557,474           (1,672,080)            (395,029)            (914,442)            (541,637)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (88,160)             (360,196)            (180,061)            (478,011)              (8,200)            (100,503)
               --                    --                   --                   --                   --               (6,587)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          (88,160)             (360,196)            (180,061)            (478,011)              (8,200)            (107,090)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        5,432,855                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
               --            (6,298,315)            (592,651)            (582,416)                  --           (1,129,832)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        5,432,855            (6,298,315)            (592,651)            (582,416)                  --           (1,129,832)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          645,175            (6,101,037)          (2,444,792)          (1,455,456)            (922,642)          (1,778,559)


       27,232,037            33,333,074            7,452,330            8,907,786            3,200,304            4,978,863
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     27,877,212      $     27,232,037     $      5,007,538     $      7,452,330     $      2,277,662     $      3,200,304
 ================      ================     ================     ================     ================     ================


          550,002               700,002              650,002              700,002              139,928              189,928
          100,000                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
               --              (150,000)             (50,000)             (50,000)                  --              (50,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          650,002               550,002              600,002              650,002              139,928              139,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                      BICK
                                                                                                   INDEX FUND
                                                                                                     (BICK)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2020            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        388,833     $      1,840,415
Net realized gain (loss)............................................................        (7,135,210)         (10,954,662)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................       (16,136,849)           2,602,806
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................       (22,883,226)          (6,511,441)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (684,901)          (2,279,891)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (684,901)          (2,279,891)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................         7,275,104           17,424,177
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (30,425,268)         (82,778,057)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       (23,150,164)         (65,353,880)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       (46,718,291)         (74,145,212)

NET ASSETS:
Beginning of period.................................................................       116,503,244          190,648,456
                                                                                      ----------------     ----------------
End of period.......................................................................  $     69,784,953     $    116,503,244
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         4,550,002            7,200,002
Shares sold.........................................................................           250,000              650,000
Shares issued through reorganization................................................               --                    --
Shares redeemed.....................................................................        (1,400,000)          (3,300,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         3,400,002            4,550,002
                                                                                      ================     ================


Page 82                 See Notes to Financial Statements

                                                         FIRST TRUST
              FIRST TRUST                                  NASDAQ                                  FIRST TRUST
                 INDXX                                   GLOBAL AUTO                             CLOUD COMPUTING
               NEXTG ETF                                 INDEX FUND                                    ETF
                 (NXTG)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    3/31/2020             YEAR ENDED           3/31/2020            YEAR ENDED           3/31/2020            YEAR ENDED
   (UNAUDITED)            9/30/2019           (UNAUDITED)           9/30/2019           (UNAUDITED)           9/30/2019
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,686,269      $      1,029,361     $        127,608     $        610,100     $      2,980,950     $     20,846,125
       10,105,378              (589,594)            (369,060)          (1,056,565)          43,907,802          372,621,864
               --                    --                   --                   --                   --                   --
      (44,003,973)            6,528,478           (4,037,307)            (912,086)        (123,419,281)        (414,864,808)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      (32,212,326)            6,968,245           (4,278,759)          (1,358,551)         (76,530,529)         (21,396,819)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,454,196)             (721,966)            (166,210)            (605,577)          (3,353,405)         (21,035,531)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,454,196)             (721,966)            (166,210)            (605,577)          (3,353,405)         (21,035,531)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


      185,585,083           177,245,669                   --            6,429,028          307,670,210        1,872,262,095
               --                    --                   --                   --                   --                   --
      (54,768,519)           (4,846,339)                  --           (5,009,096)        (290,845,457)      (1,728,771,629)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      130,816,564           172,399,330                   --            1,419,932           16,824,753          143,490,466
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       97,150,042           178,645,609           (4,444,969)            (544,196)         (63,059,181)         101,058,116


      196,015,252            17,369,643           17,623,241           18,167,437        2,168,197,624        2,067,139,508
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    293,165,294      $    196,015,252     $     13,178,272     $     17,623,241     $  2,105,138,443     $  2,168,197,624
 ================      ================     ================     ================     ================     ================


        3,900,002               350,002              550,002              500,002           38,450,002           36,450,002
        3,400,000             3,650,000                   --              200,000            5,150,000           32,550,000
               --                    --                   --                   --                   --                   --
       (1,000,000)             (100,000)                  --             (150,000)          (5,000,000)         (30,550,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        6,300,002             3,900,002              550,002              550,002           38,600,002           38,450,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                  INTERNATIONAL
                                                                                                     EQUITY
                                                                                                OPPORTUNITIES ETF
                                                                                                     (FPXI)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2020            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $         24,434     $        202,382
Net realized gain (loss)............................................................        (1,795,132)             (45,960)
Net increase from payment by the advisor............................................               806                   --
Net change in unrealized appreciation (depreciation)................................           892,180               74,278
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................          (877,712)             230,700
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................           (84,500)            (200,971)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................           (84,500)            (200,971)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        38,586,160           16,491,543
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (15,189,926)         (11,912,293)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        23,396,234            4,579,250
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        22,434,022            4,608,979

NET ASSETS:
Beginning of period.................................................................        30,930,679           26,321,700
                                                                                      ----------------     ----------------
End of period.......................................................................  $     53,364,701     $     30,930,679
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           850,002              750,002
Shares sold.........................................................................         1,000,000              450,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................          (400,000)            (350,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         1,450,002              850,002
                                                                                      ================     ================


Page 84                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
 SIX MONTHS ENDED
    3/31/2020             YEAR ENDED
   (UNAUDITED)            9/30/2019
------------------    ------------------

 $     21,537,139      $      1,655,281
         (903,348)           22,519,656
               --                    --
     (124,681,729)          (63,337,740)
 ----------------      ----------------

     (104,047,938)          (39,162,803)
 ----------------      ----------------


      (19,971,481)           (1,844,090)
               --                    --
 ----------------      ----------------
      (19,971,481)           (1,844,090)
 ----------------      ----------------


      399,633,761           406,227,662
               --                    --
      (50,568,926)         (233,244,459)
 ----------------      ----------------

      349,064,835           172,983,203
 ----------------      ----------------
      225,045,416           131,976,310


      979,649,796           847,673,486
 ----------------      ----------------
 $  1,204,695,212      $    979,649,796
 ================      ================


       35,450,002            29,750,002
       13,300,000            14,350,000
               --                    --
       (1,900,000)           (8,650,000)
 ----------------      ----------------
       46,850,002            35,450,002
 ================      ================


                        See Notes to Financial Statements                Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    12.75     $    13.12     $    13.61     $    11.82     $    11.92     $    13.50
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.10           0.66           0.59           0.42           0.55           0.55
Net realized and unrealized gain (loss)        (3.16)         (0.37)         (0.49)          1.79          (0.10)         (1.59)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (3.06)          0.29           0.10           2.21           0.45          (1.04)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.08)         (0.66)         (0.59)         (0.42)         (0.55)         (0.54)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $     9.61     $    12.75     $    13.12     $    13.61     $    11.82     $    11.92
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (24.11)%         2.35%          0.74%         18.93%          3.88%         (7.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  214,394     $  293,918     $  454,824     $  529,527     $  165,490     $  165,751

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.55% (b)      0.58%          0.57%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.55% (b)      0.58%          0.57%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.58% (b)      4.84%          4.25%          3.96%          4.63%          4.45%
Portfolio turnover rate (c)                       39%            24%            35%            21%            34%            33%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    49.44     $    45.07     $    44.96     $    46.18     $    41.00     $    41.09
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.66           1.25           1.48           0.89           0.90           1.15
Net realized and unrealized gain (loss)       (13.67)          4.55           0.31          (0.65)          5.20           0.11
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (13.01)          5.80           1.79           0.24           6.10           1.26
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.65)         (1.43)         (1.68)         (1.46)         (0.92)         (1.35)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    34.78     $    49.44     $    45.07     $    44.96     $    46.18     $    41.00
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (27.26)%        13.19%          3.99%          0.67%         14.95%          2.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   41,445     $   56,436     $   45,074     $   51,700     $   71,576     $   98,394

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.81% (b)      0.89%          0.85%          0.70%          0.72%          0.71%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           2.76% (b)      2.61%          3.48%          2.40%          2.53%          2.76%
Portfolio turnover rate (c)                        4%             7%             9%             6%             6%            10%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 86                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    22.90     $    25.16     $    25.73     $    23.49     $    21.62     $    26.64
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.77           1.39           1.15           1.03           1.07           1.21
Net realized and unrealized gain (loss)        (6.99)         (2.24)         (0.58)          2.23           1.82          (4.97)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (6.22)         (0.85)          0.57           3.26           2.89          (3.76)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.78)         (1.41)         (1.14)         (1.02)         (1.02)         (1.26)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    15.90     $    22.90     $    25.16     $    25.73     $    23.49     $    21.62
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (27.63)%        (3.21)%         2.26%         14.14%         13.68%        (14.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  367,345     $  532,532     $  484,280     $  470,887     $  344,068     $  407,445

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.55% (b)      0.59%          0.58%          0.58%          0.58%          0.60%
Ratio of net expenses to average net
   assets                                       0.55% (b)      0.59%          0.58%          0.58%          0.58%          0.60%
Ratio of net investment income (loss) to
   average net assets                           6.51% (b)      6.20%          4.48%          4.43%          4.63%          4.71%
Portfolio turnover rate (c)                        6%            31%            31%            35%            43%            34%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    13.13     $    12.50     $    13.13     $    13.30     $    10.38     $    11.57
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.10           0.30           0.28           0.41           0.20           0.31
Net realized and unrealized gain (loss)        (0.93)          0.64          (0.66)          0.32           2.93          (1.15)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.83)          0.94          (0.38)          0.73           3.13          (0.84)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.14)         (0.31)         (0.25)         (0.90)         (0.21)         (0.35)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    12.16     $    13.13     $    12.50     $    13.13     $    13.30     $    10.38
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (6.42)%         7.58%         (2.92)%         6.21%         30.42%         (7.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   88,754     $   75,502     $   79,362     $  100,467     $   87,096     $   39,959

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.65% (b)      0.71%          0.68%          0.71%          0.74%          0.75%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.51% (b)      2.32%          2.21%          2.88%          1.80%          2.75%
Portfolio turnover rate (c)                       11%            30%            22%            78%            26%            25%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    47.05     $    56.78     $    56.89     $    48.63     $    44.17     $    48.12
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.92           0.87           0.79           0.62           0.96           0.60
Net realized and unrealized gain (loss)       (11.61)         (9.71)          0.16           8.27           4.46          (4.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (10.69)         (8.84)          0.95           8.89           5.42          (3.42)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.82)         (0.89)         (1.06)         (0.63)         (0.96)         (0.53)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    35.54     $    47.05     $    56.78     $    56.89     $    48.63     $    44.17
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (22.81)%       (15.64)%         1.67%         18.39%         12.40%         (7.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    5,331     $    9,409     $   14,194     $   17,066     $   14,588     $   15,460

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       1.21% (b)      1.21%          0.88%          0.92%          1.03%          0.99%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           3.28% (b)      1.64%          1.45%          1.20%          2.01%          1.21%
Portfolio turnover rate (c)                       11%            14%            16%            20%            28%            46%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    49.51     $    47.62     $    49.00     $    39.19     $    31.52     $    35.38
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.12           0.67           0.52           0.57           0.42           0.38
Net realized and unrealized gain (loss)        (6.60)          1.84          (1.32)          9.82           7.65          (3.88)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (6.48)          2.51          (0.80)         10.39           8.07          (3.50)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.14)         (0.62)         (0.58)         (0.58)         (0.40)         (0.36)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    42.89     $    49.51     $    47.62     $    49.00     $    39.19     $    31.52
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (13.12)%         5.32%         (1.66)%        26.73%         25.77%         (9.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   27,877     $   27,232     $   33,333     $   26,951     $   13,715     $   11,034

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.75% (b)      0.82%          0.74%          0.84%          1.07%          0.99%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           0.49% (b)      1.40%          1.10%          1.44%          1.27%          1.02%
Portfolio turnover rate (c)                        4%            31%            60%            32%            37%            18%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 88                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    11.47     $    12.73     $    11.88     $    10.66     $    10.99     $    21.19
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.25           0.72           0.48           0.41           0.33           0.23
Net realized and unrealized gain (loss)        (3.07)         (1.28)          0.83           1.22          (0.32)        (10.23)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (2.82)         (0.56)          1.31           1.63           0.01         (10.00)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.30)         (0.70)         (0.46)         (0.41)         (0.34)         (0.20)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $     8.35     $    11.47     $    12.73     $    11.88     $    10.66     $    10.99
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (25.19)%        (4.42)%        11.12%         15.47%          0.20%        (47.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    5,008     $    7,452     $    8,908     $    8,913     $   10,663     $   12,643

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           4.24% (b)      5.95%          3.74%          3.39%          3.00%          1.27%
Portfolio turnover rate (c)                        9%            84%            50%            61%           179% (d)        40%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    22.87     $    26.21     $    26.96     $    21.55     $    26.90     $    56.20 (f)
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.12           0.51           0.44           0.39           0.20           0.60
Net realized and unrealized gain (loss)        (6.65)         (3.17)         (0.83)          5.41          (5.46)        (28.95)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (6.53)         (2.66)         (0.39)          5.80          (5.26)        (28.35)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.06)         (0.64)         (0.36)         (0.39)         (0.09)         (0.95)
Return on capital                                 --          (0.04)            --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.06)         (0.68)         (0.36)         (0.39)         (0.09)         (0.95)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    16.28     $    22.87     $    26.21     $    26.96     $    21.55     $    26.90
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (28.62)%       (10.16)%        (1.46)%        27.09%        (18.92)%       (51.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    2,278     $    3,200     $    4,979     $    7,816     $    4,093     $    5,380

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.72% (e)      0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.72% (e)      0.70%
Ratio of net investment income (loss) to
   average net assets                           1.04% (b)      1.93%          1.56%          1.80%          1.74%          1.17%
Portfolio turnover rate (c)                       12%            20%            30%            38%           137% (d)        40%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective on the close of business December 18, 2015, which resulted in a complete rebalance of the Fund's portfolio.

(e) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.

(f) All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-5 reverse share split on May 2, 2016. The net asset value reported on September 30, 2015 prior to the reverse share split restatement was $5.38.


                        See Notes to Financial Statements                Page 89

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    25.61     $    26.48     $    28.77     $    22.94     $    18.76     $    25.12
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.06           0.33           0.40           0.33           0.28           0.32
Net realized and unrealized gain (loss)        (5.00)         (0.80)         (2.34)          5.85           4.19          (6.34)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (4.94)         (0.47)         (1.94)          6.18           4.47          (6.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.15)         (0.40)         (0.35)         (0.35)         (0.29)         (0.34)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    20.52     $    25.61     $    26.48     $    28.77     $    22.94     $    18.76
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (19.46)%        (1.76)%        (6.82)%        27.14%         23.99%        (24.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   69,785     $  116,503     $  190,648     $  202,863     $    8,029     $    7,503

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net investment income (loss) to
    average net assets                          0.64% (b)      1.25%          1.33%          2.15%          1.37%          1.17%
Portfolio turnover rate (c)                       18%            66%            65%            86%            59%            70%


FIRST TRUST INDXX NEXTG ETF (NXTG)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    50.26     $    49.63     $    50.52     $    41.29     $    34.93     $    36.86
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.30           0.37           0.72           0.44           0.47           0.36
Net realized and unrealized gain (loss)        (3.74)          0.50          (0.60)          9.29           6.34          (1.95)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (3.44)          0.87           0.12           9.73           6.81          (1.59)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.29)         (0.24)         (1.01)         (0.50)         (0.45)         (0.34)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    46.53     $    50.26     $    49.63     $    50.52     $    41.29     $    34.93
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (6.92)%         1.78%          0.20%         23.68%         19.60%         (4.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  293,165     $  196,015     $   17,370     $   17,683     $   10,324     $   10,479

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
      average net assets                        1.28% (b)      1.73%          1.34%          1.04%          1.14%          0.93%
Portfolio turnover rate (c)                       28%            59%            80%            18%            28%            28%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 90                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    32.04     $    36.33     $    40.25     $    33.39     $    33.46     $    37.93
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.23           1.02           0.98           0.87           0.80           0.64
Net realized and unrealized gain (loss)        (8.01)         (4.28)         (3.98)          6.87          (0.09)         (4.50)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (7.78)         (3.26)         (3.00)          7.74           0.71          (3.86)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.30)         (1.03)         (0.92)         (0.88)         (0.78)         (0.61)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    23.96     $    32.04     $    36.33     $    40.25     $    33.39     $    33.46
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (24.55)%        (8.97)%        (7.57)%        23.46%          2.24%        (10.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   13,178     $   17,623     $   18,167     $   18,112     $   21,705     $   31,791

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.43% (b)      3.19%          2.44%          2.20%          2.16%          1.34%
Portfolio turnover rate (c)                        7%            24%            16%            17%            17%            18%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    56.39     $    56.71     $    41.88     $    34.17     $    28.08     $    27.34
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.08           0.59           0.14           0.13           0.15           0.09
Net realized and unrealized gain (loss)        (1.84)         (0.31)         14.84           7.72           6.09           0.74
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (1.76)          0.28          14.98           7.85           6.24           0.83
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.09)         (0.60)         (0.15)         (0.14)         (0.15)         (0.09)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    54.54     $    56.39     $    56.71     $    41.88     $    34.17     $    28.08
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (3.13)%         0.57%         35.80%         23.00%         22.30%          3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $2,105,138     $2,168,198     $2,067,140     $1,088,930     $  587,642     $  470,291

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.26% (b)      1.02%          0.28%          0.34%          0.49%          0.31%
Portfolio turnover rate (c)                        7%            85%             7%            14%            23%            25%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 91

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

                                          SIX MONTHS
                                            ENDED                       YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ---------------------------------------------------------   PERIOD ENDED
                                         (UNAUDITED)        2019           2018           2017           2016       9/30/2015 (a)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    36.39     $    35.10     $    34.51     $    27.47     $    25.24     $    30.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.01)          0.30           0.49           0.22           0.51           0.37
Net realized and unrealized gain (loss)         0.49 (b)       1.29           0.66           7.07           2.14          (4.76)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.48           1.59           1.15           7.29           2.65          (4.39)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.07)         (0.30)         (0.56)         (0.25)         (0.42)         (0.37)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    36.80     $    36.39     $    35.10     $    34.51     $    27.47     $    25.24
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                                1.29% (b)      4.60%          3.35%         26.71%         10.62%        (14.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   53,365     $   30,931     $   26,322     $   22,429     $    2,748     $    1,262

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (d)      0.70%          0.70%          0.70%          0.71% (e)      0.70% (d)
Ratio of net expenses to average net
   assets                                       0.70% (d)      0.70%          0.70%          0.70%          0.71% (e)      0.70% (d)
Ratio of net investment income (loss) to
   average net assets                           0.10% (d)      0.86%          1.42%          1.62%          2.25%          1.01% (d)
Portfolio turnover rate (f)                       57%            98%            83%            58%            75%            98%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

                                          SIX MONTHS
                                            ENDED                       YEAR ENDED SEPTEMBER 30,
                                          3/31/2020     ---------------------------------------------------------   PERIOD ENDED
                                         (UNAUDITED)        2019           2018           2017           2016       9/30/2015 (a)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    27.63     $    28.49     $    21.85     $    19.77     $    17.15     $    20.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.48           0.06           0.02           0.03           0.23          (0.01)
Net realized and unrealized gain (loss)        (1.95)         (0.86)          6.64           2.09           2.62          (2.84)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (1.47)         (0.80)          6.66           2.12           2.85          (2.85)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.45)         (0.06)         (0.02)         (0.04)         (0.23)            --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.71     $    27.63     $    28.49     $    21.85     $    19.77     $    17.15
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                               (5.36)%        (2.78)%        30.49%         10.73%         16.83%        (14.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,204,695     $  979,650     $  847,673     $  313,575     $  102,815     $   79,753

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60% (d)
Ratio of net expenses to average net
   assets                                       0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60% (d)
Ratio of net investment income (loss) to
   average net assets                           3.62% (d)      0.20%          0.04%          0.13%          1.37%         (0.30)%(d)
Portfolio turnover rate (f)                       10%            58%            56%            67%            49%             7%


(a) Inception dates for FPXI and CIBR are November 4, 2014 and July 6, 2015, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b) The Fund received a payment from the advisor in the amount of $806 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 92                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the fourteen funds listed below:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund -
       (NYSE Arca ticker "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Indxx NextG ETF (Nasdaq ticker "NXTG")
    First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
    First Trust International Equity Opportunities ETF - (Nasdaq ticker "FPXI") First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                                   Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing(TM) Index
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2020, only FAN, FLM, GRID, FTRI, NXTG, CARZ and SKYY had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2020 were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2020.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2019 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $      16,448,343  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,495,051              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               30,379,078              --              --
First Trust Global Wind Energy ETF                                                     1,723,721              --              --
First Trust Global Engineering and Construction ETF                                      185,587              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 360,196              --              --
First Trust Indxx Global Natural Resources Income ETF                                    478,011              --              --
First Trust Indxx Global Agriculture ETF                                                 100,503              --           6,587
First Trust BICK Index Fund                                                            2,279,891              --              --
First Trust Indxx NextG ETF                                                              721,966              --              --
First Trust NASDAQ Global Auto Index Fund                                                605,577              --              --
First Trust Cloud Computing ETF                                                       21,035,531              --              --
First Trust International Equity Opportunities ETF                                       200,971              --              --
First Trust Nasdaq Cybersecurity ETF                                                   1,844,090              --              --

As of September 30, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                   Ordinary           Other        Appreciation
                                                                                    Income         Gain (Loss)    (Depreciation)
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $         237,563  $  (16,857,872) $  (16,644,533)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,151,621        (641,306)      6,379,441
First Trust Dow Jones Global Select Dividend Index Fund                                1,837,215     (79,444,235)    (43,970,893)
First Trust Global Wind Energy ETF                                                       211,889     (50,136,387)     (1,147,183)
First Trust Global Engineering and Construction ETF                                       23,722      (7,266,234)       (727,008)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  26,054      (1,398,268)        698,665
First Trust Indxx Global Natural Resources Income ETF                                     39,669     (61,047,921)       (234,715)
First Trust Indxx Global Agriculture ETF                                                      --     (19,172,249)       (344,238)
First Trust BICK Index Fund                                                              280,977     (24,902,155)     (5,135,099)
First Trust Indxx NextG ETF                                                              286,107      (1,739,274)      6,817,159
First Trust NASDAQ Global Auto Index Fund                                                 88,596      (3,917,490)     (3,468,954)
First Trust Cloud Computing ETF                                                               --     (54,412,548)    (23,168,745)
First Trust International Equity Opportunities ETF                                        73,814      (3,443,600)      2,167,450
First Trust Nasdaq Cybersecurity ETF                                                          --     (37,244,658)     34,232,065

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March 29, 2018, and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018, are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired after October 1, 2004 and on or before March 31, 2018, only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. There is an anomaly in the rates of surcharge applicable to non-resident taxpayers such as regulated investment trusts. While the intention of the legislation seems to be to cap the surcharge on dividend tax to 15%, the enabling rule provides for a surcharge at a graded scale with a cap of 37%.

Considering the above, the highest effective tax rate on dividend income arising to a Fund could be 28.50% though the rate should be 23.92% if the surcharge is capped at 15%. Note that a Fund can obtain the reduced withholding tax rate of 25% under the US-India tax treaty if a Fund is considered as a tax resident of the United States and qualifies for treaty benefits.

Even if a Fund is eligible for treaty benefits, Indian companies will still be required to withhold tax at the domestic law rate, disregarding the treaty rates. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of March 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long- term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2019, the Funds had post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

                                                                                   Post Enactment -
                                                                                     No Expiration
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $ 16,857,872
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund*                   641,306
First Trust Dow Jones Global Select Dividend Index Fund                               79,444,235
First Trust Global Wind Energy ETF                                                    50,136,387
First Trust Global Engineering and Construction ETF                                    7,266,234
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               1,398,268
First Trust Indxx Global Natural Resources Income ETF                                 61,047,921
First Trust Indxx Global Agriculture ETF                                              19,172,249
First Trust BICK Index Fund                                                           24,902,155
First Trust Indxx NextG ETF                                                            1,739,274
First Trust NASDAQ Global Auto Index Fund                                              3,917,490
First Trust Cloud Computing ETF                                                       54,412,548
First Trust International Equity Opportunities ETF                                     3,443,600
First Trust Nasdaq Cybersecurity ETF                                                  37,244,658

      * $75,097 of First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund's post-enactment net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2019, the following Fund utilized post-enactment capital loss carryforwards in the following amount:

                                                                                     Capital Loss
                                                                                 Carryforward Utilized
                                                                                 ---------------------
First Trust Indxx Global Natural Resources Income ETF                                $   238,413

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2019, the Funds had no net late year ordinary or capital losses.

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Global Engineering and Construction ETF                             Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, LLC
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2021.

                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2020 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                        Fees Waived or Expenses Borne by First Trust
                                                                                     Subject to Recovery
                                                                  ---------------------------------------------------------
                                           Advisory    Expense    Six Months     Year        Year     Six Months
                                             Fee        Reim-       Ended       Ended       Ended       Ended
                                           Waivers    bursements  9/30/2017   9/30/2018   9/30/2019   3/31/2020     Total
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate
   Index Fund                             $   60,208  $       --  $   56,927  $  117,546  $  140,904  $   60,208  $ 375,585
First Trust Global Wind Energy ETF            24,149          --      54,366      71,385      83,187      24,149    233,087
First Trust Global Engineering and
   Construction ETF                           18,221       4,815      24,618      33,419      57,523      23,036    138,596
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund        7,882          --      17,041      13,940      32,068       7,822     70,871

For the six months ended March 31, 2020, the First Trust International Equity Opportunities ETF received a payment from the Advisor of $806 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On March 11, 2019, the Board of Trustees of FFR approved a reorganization of FFR with the First Trust Heitman Global Prime Real Estate ETF ("PRME"). The merger was completed on September 16, 2019. FFR was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of PRME were transferred to, and the liabilities of PRME were assumed by, FFR in exchange for shares of FFR. The cost of the investments received from PRME was carried forward to FFR for U.S. GAAP and tax purposes. The FFR shares were then distributed to PRME shareholders and the separate existence of PRME ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on August 22, 2019, by the shareholders of PRME. When the reorganization occurred, the transactions were based on the relative NAVs of PRME and FFR.

The following table summarizes the asset transfers and conversion ratios for the reorganization.

                            Net Assets on    Unrealized    Accumulated     Shares     Acquiring                 Net Assets on
  Acquired       Shares     September 13    Appreciation   Net Realized  Conversion  (Surviving)     Shares     September 13,
    Fund        Redeemed        2019       (Depreciation)  Gain (Loss)     Ratio        Fund         Issued         2019*
-----------------------------------------------------------------------------------------------------------------------------
    PRME        100,002      $2,028,889       $47,695       $(65,869)     0.416055       FFR         41,606      $51,202,233

* Amount reflects net assets of FFR prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period November 1, 2018 to September 13, 2019, and the operations of FFR, the Acquiring (Surviving) Fund, for the fiscal year ended September 30, 2019, as presented in the Statements of Operations and the combined Acquired and Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended September 30, 2019, assuming the acquisition had been completed on October 1, 2018.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of PRME that have been included in FFR's Statement of Operations since September 13, 2019.

                                                                                                   Net Realized
                                                                                                  and Change in    Net Increase
                                                                                      Net           Unrealized      (Decrease)
                                                                                   Investment      Gain (Loss)         from
                                                                                     Income       on Investments    Operations
                                                                                ----------------  --------------  --------------
Acquired Fund for the period November 1, 2018 to September 13, 2019
PRME                                                                            $         40,759  $      197,950  $      238,709
Acquiring Fund for the fiscal year ended September 30, 2019
FFR                                                                                    1,263,898       5,011,820       6,275,718
                                                                                ----------------  --------------  --------------
Combined Totals                                                                 $      1,304,657  $    5,209,770  $    6,514,427
                                                                                ================  ==============  ==============


                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    117,426,703  $  116,246,883
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,036,519       3,018,383
First Trust Dow Jones Global Select Dividend Index Fund                               34,804,055      34,997,040
First Trust Global Wind Energy ETF                                                     9,625,004       9,443,585
First Trust Global Engineering and Construction ETF                                      997,647       1,030,877
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               1,321,172       1,332,004
First Trust Indxx Global Natural Resources Income ETF                                    629,114         654,662
First Trust Indxx Global Agriculture ETF                                                 367,928         360,420
First Trust BICK Index Fund                                                           20,397,472      29,348,779
First Trust Indxx NextG ETF                                                          102,381,574      72,709,518
First Trust NASDAQ Global Auto Index Fund                                              1,136,432       1,206,250
First Trust Cloud Computing ETF                                                      164,979,559     164,442,545
First Trust International Equity Opportunities ETF                                    32,414,078      27,474,022
First Trust Nasdaq Cybersecurity ETF                                                 125,844,717     122,033,230

For the six months ended March 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     22,132,334  $   22,974,408
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,329,108              --
First Trust Dow Jones Global Select Dividend Index Fund                               58,960,033      42,928,929
First Trust Global Wind Energy ETF                                                    22,105,437              --
First Trust Global Engineering and Construction ETF                                           --       2,449,935
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               5,411,155              --
First Trust Indxx Global Natural Resources Income ETF                                         --         584,258
First Trust Indxx Global Agriculture ETF                                                      --              --
First Trust BICK Index Fund                                                            2,990,539      17,588,710
First Trust Indxx NextG ETF                                                          155,590,681      54,783,446
First Trust NASDAQ Global Auto Index Fund                                                     --              --
First Trust Cloud Computing ETF                                                      307,114,956     290,114,763
First Trust International Equity Opportunities ETF                                    33,245,621      14,951,894
First Trust Nasdaq Cybersecurity ETF                                                 396,939,346      50,413,204

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker- dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time, and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

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


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


FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2


First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)

First Trust Dow Jones International Internet ETF (FDNI)


----------------------
  Semi-Annual Report
    March 31, 2020
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2020

Shareholder Letter ......................................................................   2
Market Overview .........................................................................   3
Fund Performance Overview
      First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE) ........................   4
      First Trust Dow Jones International Internet ETF (FDNI) ...........................   6
Notes to Fund Performance Overview ......................................................   8
Understanding Your Fund Expenses ........................................................   9
Portfolio of Investments
      First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE) ........................  10
      First Trust Dow Jones International Internet ETF (FDNI) ...........................  13
Statements of Assets and Liabilities ....................................................  15
Statements of Operations ................................................................  16
Statements of Changes in Net Assets .....................................................  17
Financial Highlights ....................................................................  18
Notes to Financial Statements ...........................................................  19
Additional Information ..................................................................  25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2020


Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2020.

I am sorry to report that the coronavirus (COVID-19) pandemic is still dominating our daily lives, the economy and securities markets. Many of us have learned the hard way that it is no fun sheltering in place for weeks on end, and by hard way I mean at the behest of state and local government officials. It is also not fun being furloughed from a job or losing a job outright for reasons beyond one's control. As President Donald J. Trump has repeatedly said, the cure cannot be worse than the problem itself. For those who do not follow the news closely, the governors of Georgia, South Carolina, Tennessee and Texas announced on or about April 20, 2020, that they intend to open some "nonessential" businesses by early May. If nothing else, these could prove to be valuable test cases for the rest of the states trying to strike a balance between fighting COVID-19 and curbing the economic fallout stemming from the virus. While we certainly trumpet the call for health and safety first, we also realize that we need to find a way to get Americans back to work.

Suffice it to say that this virus is proving to be plenty stubborn. While I tend to be largely U.S.-centric, it does not escape me that this fight is global in scope. We now have proof that the virus can flare up again after seemingly being mitigated. Singapore, which had been credited with having a successful blueprint for curbing the spread of the virus, reported that it experienced back-to-back days of more than 1,000 new cases in the third week of April. As a result, it has extended its partial lockdown strategy another four weeks. COVID-19 impacts business dealings at every level, especially the C-suite. Refinitiv, a global provider of financial market data, reported that global mergers and acquisitions deal activity totaled $762.6 billion year-to-date through April 17, 2020, down 33% from the same period a year ago, according to Reuters. The number of deals declined by 20%. A recent survey by EY of more than 2,900 executives worldwide found that 56% of them, despite the current crisis, are still planning an acquisition in the next 12 months. The takeaway here is that, despite having to navigate unchartered waters, more than one out of two executives are looking to grow their companies over the next 12 months. I'll take that ratio in this climate. At First Trust Advisors L.P., we have always believed in the traditional buy-and-hold philosophy of investing. Investors should strongly consider shifting their focus away from the next two quarters, which are likely to be dismal, to what potentially lies beyond - a full-on recovery, in our opinion.

The Federal Reserve, Treasury Department and Congress are all working with the Trump Administration to pull together trillions of dollars of aid and stimulus to help prop up workers, companies and municipalities in this time of need. Health Care companies have ramped up their efforts to develop and manufacture much needed testing equipment, medical supplies and therapeutics. Hopefully, at some point in the near-future, one or more of these companies will deliver us a present in the form of a vaccine.

Both the equity and debt markets in the U.S. have responded favorably to the enormous financial support from the Federal government. The government has responded faster and more robustly to the current crisis than it did in the 2008-2009 financial crisis. While still down, stock and bond valuations have rebounded significantly from their lows reached in late March. We remain optimistic about the second half of 2020 and 2021. Stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The onset of the coronavirus (COVID-19) pandemic has inflicted tremendous damage on the global economy. It single-handedly brought an end to the bull market in stocks in the first quarter of 2020 (see below), although that nearly happened in the fourth quarter of 2018. At this time, we don't know how long it will take for the virus to run its course or for a vaccine to become available for the masses. History suggests that vaccines take roughly 18 months to win approval and go to market, but some are hoping for closer to 12 months this time around. Perhaps an existing drug will be proven effective against the virus.

The International Monetary Fund ("IMF") has characterized the quarantine and social distancing efforts accompanying the COVID-19 pandemic as the "Great Lockdown." No country has been spared. The IMF adjusted its global economic growth projections following the end of the first quarter of 2020. It now sees world real gross domestic product ("GDP") growth declining by 3.0% in 2020, down over six percentage points from its 3.3% growth projection prior to the onset of the virus. Provided the pandemic fades in the second half of 2020, the IMF sees the growth rate rising by 5.8% in 2021. U.S. real GDP growth is projected to be down 5.9% in 2020, but up 4.7% in 2021. Emerging Markets and Developing Nations are expected to come in at 1.0% in 2020 and 8.5% in 2021.

In addition to the COVID-19 developments, investors should also be aware that, despite the Phase One trade deal signed with China in January 2020, there is still an ongoing trade conflict between the U.S. and China, and who knows if the virus might eventually get folded into the battle since it reportedly first surfaced in China in the fourth quarter of 2019. President Donald J. Trump has driven home this point at more than one of his press briefings. The Trump Administration's implementation of tariffs, particularly against China, has been operational for 24 months and counting.

GLOBAL EQUITIES MARKETS

For the six-month period ended March 31, 2020, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of -17.23% (USD) and -14.55%
(USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar declined by 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The slight dip in the dollar likely had little influence on the performance of the two foreign stock indices, in our opinion. With respect to U.S. equities, the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of -12.31%, -24.73% and -27.10%, respectively, over the past six months. Large-capitalization (cap) stocks clearly outperformed their mid- and small-cap counterparts as investors sought to reduce their risk exposure due to the escalation in the trade war between the U.S. and China and the onset of COVID-19 in the first quarter of 2020, in our opinion. Ten of the 11 sectors that comprise the S&P 500(R) Index were down on a total return basis. The top performer was Information Technology, up 0.75%, while the worst result by far came from Energy, down 47.74%.

The S&P 500(R) Index closed at 2,584.59 on March 31, 2020, 23.67% below its all-time closing high of 3,386.15 on February 19, 2020, according to Bloomberg. The nearly 11-year bull market was no more. The S&P 500(R) Index was now in bear market territory. A bear market entails a price decline of 20% or more from the most recent high. Data from Goldman Sachs and CNBC indicates that the average bear market since WWII has generated an average loss of 30.4%, has lasted 13 months and taken 21.9 months on average to recover. A Bloomberg survey of 19 equity strategists found that their average 2020 year-end price target for the S&P 500(R) Index was 3,039 as of March 26, 2020, according to its own release. The highest estimate was 3,500 while the lowest estimate was 2,650. Keep in mind, earnings and revenue projections may become harder to come by in the months ahead if more and more companies choose to suspend guidance.

Investors liquidated an estimated net $78.44 billion from U.S. Equity mutual funds and exchange-traded funds ("ETFs") for the 12-month period ended March 31, 2020, according to Morningstar. International Equity mutual funds and ETFs, however, took in an estimated net $7.36 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $180.37 billion in the period, compared to estimated net outflows for active U.S. Equity mutual funds and ETFs totaling $258.81 billion. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $73.19 billion, compared to estimated net outflows for active International Equity mutual funds and ETFs totaling $65.83 billion.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 Europe Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL         CUMULATIVE
                                                                                    TOTAL RETURNS        TOTAL RETURNS
                                                   6 Months Ended  1 Year Ended  Inception (10/4/18)  Inception (10/4/18)
                                                      3/31/20        3/31/20         to 3/31/20           to 3/31/20
FUND PERFORMANCE
NAV                                                    -5.38%         -1.33%            -2.80%               -4.14%
Market Price                                           -5.22%         -1.11%            -2.52%               -3.73%

INDEX PERFORMANCE
IPOX(R)-100 Europe Index                               -4.44%          0.32%            -1.35%               -2.00%
MSCI Europe Index                                     -17.64%        -15.50%           -11.69%              -16.89%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
IPOX(R) and the Index are registered international trademarks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX and IPOX makes no representation regarding the advisability of trading in such Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  32.69%
Consumer Discretionary                       20.51
Utilities                                    10.87
Information Technology                        9.69
Communication Services                        9.12
Industrials                                   7.35
Financials                                    6.70
Real Estate                                   1.69
Materials                                     0.93
Energy                                        0.33
Consumer Staples                              0.12
                                            ------
     Total                                  100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Novartis AG                                  10.01%
Prosus N.V.                                   7.83
Sanofi                                        7.47
Ferrari N.V.                                  5.40
Orsted A/S                                    5.03
Siemens Healthineers AG                       4.73
E. ON SE                                      3.31
Adyen N.V.                                    3.12
Alcon, Inc.                                   3.06
Spotify Technology S.A.                       2.74
                                            ------
     Total                                   52.70%
                                            ======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   OCTOBER 4, 2018 - MARCH 31, 2020

           First Trust IPOX(R) Europe     IPOX(R)-100      MSCI Europe
           Equity Opportunities ETF       Europe Index     Index
           --------------------------     ------------     -----------
10/4/18    $10,000                        $10,000          $10,000
3/31/19      9,715                          9,769            9,836
9/30/19     10,132                         10,255           10,091
3/31/20      9,587                          9,800            8,311

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 5, 2018 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/5/18 - 9/30/19        187          8          0          0            48          4          0          0
10/1/19 - 3/31/20         76          7          1          0            41          0          0          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones International Internet Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depository receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC and is designed to measure the performance of securities of non-US issuers whose primary business focus is Internet-related.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL         CUMULATIVE
                                                                                    TOTAL RETURNS        TOTAL RETURNS
                                                   6 Months Ended  1 Year Ended  Inception (11/5/18)  Inception (11/5/18)
                                                      3/31/20        3/31/20         to 3/31/20           to 3/31/20
FUND PERFORMANCE
NAV                                                     8.78%         5.23%            12.99%               18.65%
Market Price                                            8.23%         4.16%            12.21%               17.50%

INDEX PERFORMANCE
Dow Jones International Internet Index                  9.39%         6.10%            13.97%               20.09%
MSCI All Country World ex-USA Information
   Technology Index                                    -4.73%         1.27%             7.05%               10.00%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
The Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       46.00%
Communication Services                       37.27
Information Technology                       14.75
Health Care                                   1.98
                                            ------
     Total                                  100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tencent Holdings Ltd.                        11.62%
Naspers Ltd., Class N                         9.83
Alibaba Group Holding Ltd., ADR               9.71
Shopify, Inc., Class A                        6.87
Meituan Dianping, Class B                     6.67
JD.com, Inc., ADR                             4.86
Prosus N.V.                                   4.67
Baidu, Inc., ADR                              4.37
NetEase, Inc., ADR                            3.50
Adyen N.V.                                    3.25
                                            ------
     Total                                   65.35%
                                            ======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                NOVEMBER 5, 2018 - MARCH 31, 2020

            First Trust Dow Jones         Dow Jones International    MSCI All Country World ex-USA
            International Internet ETF    Internet Index             Information Technology Index
            --------------------------    -----------------------    -----------------------------
11/5/18     $10,000                       $10,000                    $10,000
3/31/19      11,275                        11,318                     10,863
9/30/19      10,907                        10,977                     11,546
3/31/20      11,865                        12,008                     11,000

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 6, 2018 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/6/18 - 9/30/19        104         17          0          0            88         12          3          1
10/1/19 - 3/31/20         74         14          6          2            20          5          1          4

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2020 (UNAUDITED)

As a shareholder of First Trust IPOX(R) Europe Equity Opportunities ETF or First Trust Dow Jones International Internet ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2019     MARCH 31, 2020        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $  946.20            0.70%             $3.41
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%             $3.54

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $1,087.80            0.65%             $3.39
Hypothetical (5% return before expenses)             $1,000.00          $1,021.75            0.65%             $3.29

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2019 through March 31, 2020), multiplied by 183/366 (to reflect the six-month period).

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.0%
             AUSTRIA -- 0.3%
         199 BAWAG Group AG (b) (c) (d)        $        5,551
                                               --------------
             CAYMAN ISLANDS -- 0.3%
         759 Farfetch Ltd., Class A (e)                 5,996
                                               --------------
             DENMARK -- 7.8%
         107 Ascendis Pharma A/S, ADR (e)              12,050
         145 Genmab A/S (b) (e)                        29,126
         112 Netcompany Group
                A/S (b) (c) (d) (e)                     5,144
         938 Orsted A/S (b) (c) (d)                    91,828
         223 Scandinavian Tobacco Group
                A/S (b) (c) (d)                         2,239
          80 Zealand Pharma A/S, ADR (e)                2,760
                                               --------------
                                                      143,147
                                               --------------
             FINLAND -- 1.1%
         552 Kojamo OYJ (b)                            10,424
         286 Terveystalo OYJ (b) (c) (d)                2,532
         264 TietoEVRY OYJ (b) (e)                      5,696
         131 Tokmanni Group Corp. (b) (e)               1,299
                                               --------------
                                                       19,951
                                               --------------
             FRANCE -- 12.1%
         677 Amundi S.A. (b) (c) (d)                   39,171
          83 Gaztransport Et Technigaz
                S.A. (b)                                5,976
         426 La Francaise des Jeux
                SAEM (b) (c) (d) (e)                   10,793
         190 Neoen S.A. (b) (c) (d) (e)                 5,948
       1,574 Sanofi (b)                               136,269
         408 Worldline S.A. (b) (c) (d) (e)            24,080
                                               --------------
                                                      222,237
                                               --------------
             GERMANY -- 20.0%
         670 BioNTech SE, ADR (e)                      39,128
         441 Delivery Hero SE (b) (c) (d) (e)          32,424
         446 DWS Group GmbH & Co.
                KGaA (b) (c) (d)                       10,828
       5,895 E. ON SE (b)                              60,469
         392 Hapag-Lloyd AG (b) (c) (d)                30,430
         368 HelloFresh SE (b) (e)                     12,017
         360 Knorr-Bremse AG (b)                       31,650
         294 MorphoSys AG, ADR (e)                      7,224
         240 Scout24 AG (b) (c) (d)                    14,347
       2,232 Siemens Healthineers
                AG (b) (c) (d)                         86,281
         446 TeamViewer AG (b) (e)                     18,135
         817 Uniper SE (b)                             20,068
          90 Varta AG (b) (e)                           6,333
                                               --------------
                                                      369,334
                                               --------------
             IRELAND -- 0.4%
       6,058 AIB Group PLC (b) (e)                      6,717
                                               --------------
             ITALY -- 3.9%
       1,209 Enav S.p.A. (b) (c) (d)                    5,331
       1,339 Infrastrutture Wireless Italiane
                S.p.A. (b) (c) (d)                     14,498


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ITALY (CONTINUED)
       1,806 Italgas S.p.A. (b)                $        9,881
       1,401 Nexi S.p.A. (b) (c) (d) (e)               18,226
       2,915 Poste Italiane S.p.A. (b) (c) (d)         24,535
                                               --------------
                                                       72,471
                                               --------------
             JERSEY -- 0.4%
         229 Wizz Air Holdings
                PLC (b) (c) (d) (e)                     6,446
                                               --------------
             LUXEMBOURG -- 3.8%
         528 Ardagh Group S.A.                          6,262
          83 Globant S.A. (e)                           7,294
         198 Shurgard Self Storage S.A. (b)             5,874
         411 Spotify Technology S.A. (e)               49,912
                                               --------------
                                                       69,342
                                               --------------
             NETHERLANDS -- 19.9%
          67 Adyen N.V. (c) (d) (e)                    56,943
          95 Argenx SE, ADR (e)                        12,514
         640 Ferrari N.V. (b)                          98,582
         568 GrandVision N.V. (b) (c) (d)              15,529
         117 IMCD N.V. (b)                              8,396
         202 Intertrust N.V. (b) (c) (d)                2,543
         319 Just Eat Takeaway.com
                N.V. (b) (c) (d) (e)                   24,124
       2,040 Prosus N.V. (b) (e)                      142,842
         286 Signify N.V. (b) (c) (d)                   5,543
                                               --------------
                                                      367,016
                                               --------------
             NORWAY -- 1.3%
       1,529 Adevinta ASA (b) (e)                      13,842
         406 Entra ASA (b) (c) (d)                      4,850
         373 Europris ASA (b) (c) (d)                   1,082
         233 Fjordkraft Holding
                ASA (b) (c) (d)                         1,515
         281 Scatec Solar ASA (b) (c) (d)               3,522
                                               --------------
                                                       24,811
                                               --------------
             SPAIN -- 2.1%
         860 Cellnex Telecom S.A. (b) (c) (d)          39,012
                                               --------------
             SWEDEN -- 6.1%
         235 AcadeMedia AB (b) (c) (d)                  1,150
         452 Bravida Holding AB (b) (c) (d)             3,169
         240 Bygghemma Group First
                AB (b) (e)                              1,471
          69 Cibus Nordic Real Estate AB (b)              808
         214 Coor Service Management
                Holding AB (b) (c) (d)                  1,039
         696 Embracer Group AB (b) (e)                  6,833
       2,127 EQT AB (b) (e)                            25,291
         405 Evolution Gaming Group
                AB (b) (c) (d)                         13,731
         129 Inwido AB (b)                                733
         218 Karnov Group AB (b) (e)                    1,134
         203 Lifco AB, Class B (b)                      7,442
         303 Medicover AB, Class B (b) (e)              2,574
          56 MIPS AB (b) (d)                            1,254
         197 Nobina AB (b) (c) (d)                      1,065
         121 NP3 Fastigheter AB (b)                       849


Page 10                 See Notes to Financial Statements

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
         412 Nyfosa AB (b) (e)                 $        2,064
         124 Oncopeptides AB (b) (c) (d) (e)            1,363

         236 Paradox Interactive AB (b)                 3,772
       3,068 Samhallsbyggnadsbolaget i
                Norden AB (b)                           5,882
         120 Sinch AB (b) (c) (d) (e)                   4,640

          59 Stillfront Group AB (b) (e)                2,579
       1,537 Tele2 AB, Class B (b)                     20,478
         230 Thule Group AB (b) (c) (d)                 3,968
                                               --------------
                                                      113,289
                                               --------------
             SWITZERLAND -- 15.8%
       1,091 Alcon, Inc. (b) (e)                       55,893
         136 CRISPR Therapeutics AG (e)                 5,768

         112 Galenica AG (b) (c) (d)                    7,642
          45 Medacta Group
                S.A. (b) (c) (d) (e)                    2,621

       2,213 Novartis AG (b)                          182,570
         714 SIG Combibloc Group AG (b)                10,668
         354 Softwareone Holding AG (b) (e)             6,815
         223 Stadler Rail AG (b) (e)                   10,278
          67 VAT Group AG (b) (c) (d)                   9,135
                                               --------------
                                                      291,390
                                               --------------
             UNITED KINGDOM -- 3.2%
         227 Atlantica Yield PLC                        5,062
       2,258 Avast PLC (b) (c) (d)                     10,917
       4,427 ConvaTec Group PLC (b) (c) (d)            10,179
       1,004 Countryside Properties
                PLC (b) (c) (d)                         3,533
         121 Endava PLC, ADR (e)                        4,254

       1,532 Finablr PLC (b) (c) (e) (f)                  210
         739 IntegraFin Holdings PLC (b) (d)            3,962
       1,100 John Laing Group PLC (b) (c) (d)           4,584
       1,116 Network International Holdings
                PLC (b) (c) (d) (e)                     5,426
       4,235 Quilter PLC (b) (c) (d)                    6,137
       1,073 Trainline PLC (b) (c) (d) (e)              4,455
                                               --------------
                                                       58,719
                                               --------------
             UNITED STATES -- 0.5%
         110 SolarEdge Technologies, Inc. (e)           9,007
                                               --------------
             TOTAL INVESTMENTS -- 99.0%             1,824,436
             (Cost $1,894,845) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.0%                    18,706
                                               --------------
             NET ASSETS -- 100.0%              $    1,843,142
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $1,600,262 or 86.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $89,255 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $159,664. The net unrealized depreciation was $70,409.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 11

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

MARCH 31, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2       LEVEL 3
                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    3/31/2020       PRICES        INPUTS        INPUTS
                   ------------------------------------------------------
Common Stocks:
   Cayman Islands  $      5,996  $      5,996  $         --  $         --
   Denmark              143,147        14,810       128,337            --
   Germany              369,334        46,352       322,982            --
   Luxembourg            69,342        63,468         5,874            --
   Netherlands          367,016        69,457       297,559            --
   Switzerland          291,390         5,768       285,622            --
   United Kingdom        58,719         9,316        49,403            --
   United States          9,007         9,007            --            --
   Other Country
      Categories*       510,485            --       510,485            --
                   ------------------------------------------------------
Total Investments  $  1,824,436  $    224,174  $  1,600,262  $         --
                   ======================================================

* See Portfolio of Investments for country breakout.


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
-------------------------------------------------------------
Euro                                               57.5%
Swiss Franc                                        15.6
United States Dollar                                9.2
Danish Krone                                        7.0
Swedish Krona                                       6.2
British Pound Sterling                              3.1
Norwegian Krone                                     1.4
                                                  ------
     Total                                        100.0%
                                                  ======


Page 12                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2020 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             CANADA -- 6.8%
       1,102 Shopify, Inc., Class A (b)        $      461,708
                                               --------------
             CAYMAN ISLANDS -- 48.7%
         984 58.com, Inc., ADR (b)                     47,940
       3,355 Alibaba Group Holding Ltd.,
                ADR (b)                               652,480
         604 Autohome, Inc., ADR (b)                   42,896
       2,916 Baidu, Inc., ADR (b)                     293,904
       8,075 JD.com, Inc., ADR (b)                    327,037
      37,590 Meituan Dianping,
                Class B (b) (c) (d)                   448,120
       1,669 Momo, Inc., ADR                           36,201
         734 NetEase, Inc., ADR                       235,585
       1,906 Pagseguro Digital Ltd.,
                Class A (b)                            36,843
       3,830 Pinduoduo, Inc., ADR (b)                 137,995
       2,092 Sea Ltd., ADR (b)                         92,697
      15,801 Tencent Holdings Ltd. (c)                781,006
       4,343 Trip.com Group Ltd., ADR (b)             101,843
       4,050 Vipshop Holdings Ltd., ADR (b)            63,099
                                               --------------
                                                    3,297,646
                                               --------------
             GERMANY -- 3.8%
       1,404 Delivery Hero SE (b) (c) (d) (e)         103,228
       1,075 Scout24 AG (c) (d) (e)                    64,262
       1,329 United Internet AG (c)                    38,645
       1,410 Zalando SE (b) (c) (d) (e)                53,143
                                               --------------
                                                      259,278
                                               --------------
             ISLE OF MAN -- 0.6%
       6,143 GVC Holdings PLC (c)                      42,551
                                               --------------
             ISRAEL -- 0.7%
         495 Wix.com Ltd. (b)                          49,906
                                               --------------
             JAPAN -- 5.9%
       4,500 M3, Inc. (c)                             132,737
       5,000 Nexon Co., Ltd. (c)                       81,704
       8,700 Rakuten, Inc. (c)                         65,590
      28,200 Z Holdings Corp. (c)                      89,906
       2,100 ZOZO, Inc. (c)                            28,185
                                               --------------
                                                      398,122
                                               --------------
             LUXEMBOURG -- 1.9%
       1,028 Spotify Technology S.A. (b)              124,840
                                               --------------
             NETHERLANDS -- 9.2%
         257 Adyen N.V. (b) (d) (e)                   218,423
       4,488 Prosus N.V. (b) (c)                      314,254
       2,633 Yandex N.V., Class A (b)                  89,654
                                               --------------
                                                      622,331
                                               --------------
             NEW ZEALAND -- 0.7%
       1,133 Xero Ltd. (b) (c)                         47,122
                                               --------------
             SOUTH AFRICA -- 9.8%
       4,652 Naspers Ltd., Class N (c)                661,116
                                               --------------
             SOUTH KOREA -- 5.6%
         558 Kakao Corp. (c)                           70,577


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH KOREA (CONTINUED)
       1,541 NAVER Corp. (c)                   $      214,252
         170 NCSoft Corp. (c)                          90,730
                                               --------------
                                                      375,559
                                               --------------
             UNITED KINGDOM -- 5.6%
       1,295 Atlassian Corp. PLC, Class A (b)         177,752
       9,852 Auto Trader Group PLC (c) (d) (e)         53,238
       6,233 Ocado Group PLC (b) (c)                   93,496
       9,557 Rightmove PLC (c)                         57,638
                                                      382,124
                                               --------------
             TOTAL INVESTMENTS -- 99.3%             6,722,303
             (Cost $6,700,934) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.7%                    50,654
                                               --------------
             NET ASSETS -- 100.0%              $    6,772,957
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $3,531,500 or 52.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(e) This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $669,359 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $647,990. The net unrealized appreciation was $21,369.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 13

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

MARCH 31, 2020 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2       LEVEL 3
                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    3/31/2020       PRICES        INPUTS        INPUTS
                   ------------------------------------------------------
Common Stocks:
   Canada          $    461,708  $    461,708  $         --  $         --
   Cayman Islands     3,297,646     2,068,520     1,229,126            --
   Israel                49,906        49,906            --            --
   Luxembourg           124,840       124,840            --            --
   Netherlands          622,331       308,077       314,254            --
   United Kingdom       382,124       177,752       204,372            --
   Other Country
      Categories*     1,783,748            --     1,783,748            --
                   ------------------------------------------------------
Total Investments  $  6,722,303  $  3,190,803  $  3,531,500  $         --
                   ======================================================

* See Portfolio of Investments for country breakout.


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
-----------------------------------------------------------
United States Dollar                               37.3%
Hong Kong Dollar                                   18.3
Euro                                               11.8
South African Rand                                  9.8
Canadian Dollar                                     6.9
Japanese Yen                                        5.9
South Korean Won                                    5.6
British Pound Sterling                              3.7
Australian Dollar                                   0.7
                                                  ------
     Total                                        100.0%
                                                  ======


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2020 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      1,824,436            $      6,722,303
Cash ..................................................................               15,497                         966
Foreign currency, at value ............................................                  157                          --
Receivables:
   Reclaims ...........................................................                3,477                          17
   Investment securities sold .........................................                   --                      48,587
   Dividends ..........................................................                  673                       4,789
                                                                            ----------------            ----------------
   Total Assets .......................................................            1,844,240                   6,776,662
                                                                            ----------------            ----------------
LIABILITIES:
Investment advisory fees payable ......................................                1,098                       3,705
                                                                            ----------------            ----------------
   Total Liabilities ..................................................                1,098                       3,705
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      1,843,142            $      6,772,957
                                                                            ================            ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $      2,043,269            $      6,860,090
Par value .............................................................                1,000                       3,000
Accumulated distributable earnings (loss) .............................             (201,127)                    (90,133)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      1,843,142            $      6,772,957
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          18.43            $          22.58
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              100,002                     300,002
                                                                            ================            ================
Investments, at cost ..................................................     $      1,894,845            $      6,700,934
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $            158            $             --
                                                                            ================            ================


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         13,817            $         10,662
Foreign withholding tax................................................               (1,900)                       (559)
                                                                            ----------------            ----------------
   Total investment income ............................................               11,917                      10,103
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................                5,808                      17,914
                                                                            ----------------            ----------------
   Total expenses .....................................................                5,808                      17,914
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................                6,109                      (7,811)
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................              (73,287)                     12,806
   In-kind redemptions ................................................              123,710                          --
   Foreign currency transactions ......................................                  (14)                       (133)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................               50,409                      12,673
                                                                            ----------------            ----------------

Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................             (242,054)                    144,501
   Foreign currency translation .......................................                   53                         (45)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................             (242,001)                    144,456
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (191,592)                     157,129
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $       (185,483)           $        149,318
                                                                            ================            ================


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FIRST TRUST                           FIRST TRUST
                                                               IPOX(R) EUROPE EQUITY                DOW JONES INTERNATIONAL
                                                                 OPPORTUNITIES ETF                        INTERNET ETF
                                                                       (FPXE)                                (FDNI)
                                                        ------------------------------------  ------------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2020        PERIOD ENDED         3/31/2020        PERIOD ENDED
                                                           (UNAUDITED)       9/30/2019 (a)       (UNAUDITED)       9/30/2019 (a)
                                                        -----------------  -----------------  -----------------  -----------------
OPERATIONS:
Net investment income (loss)...........................  $         6,109    $        33,220    $        (7,811)   $       150,580
Net realized gain (loss)...............................           50,409           (177,869)            12,673            234,978
Net change in unrealized appreciation (depreciation)...         (242,001)           171,625            144,456           (123,133)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations.....................................         (185,483)            26,976            149,318            262,425
                                                         ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................          (12,100)           (30,520)           (61,741)           (91,831)
                                                         ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................        1,085,057          1,969,757          2,481,673          6,249,885
Cost of shares redeemed................................       (1,010,545)                --                 --         (2,216,772)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................           74,512          1,969,757          2,481,673          4,033,113
                                                         ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets................         (123,071)         1,966,213          2,569,250          4,203,707


NET ASSETS:
Beginning of period....................................        1,966,213                 --          4,203,707                 --
                                                         ---------------    ---------------    ---------------    ---------------
End of period..........................................  $     1,843,142    $     1,966,213    $     6,772,957    $     4,203,707
                                                         ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............           100,002                 --            200,002                 --
Shares sold...........................................            50,000            100,002            100,000            300,002
Shares redeemed.......................................           (50,000)                --                 --           (100,000)
                                                         ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.....................           100,002            100,002            300,002            200,002
                                                         ===============    ===============    ===============    ===============

(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

                                         SIX MONTHS ENDED
                                            3/31/2020         PERIOD ENDED
                                           (UNAUDITED)       9/30/2019 (a)
                                         ----------------   ----------------
Net asset value, beginning of period        $    19.66         $    19.70
                                            ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.13               0.33
Net realized and unrealized gain (loss)          (1.17)             (0.06)
                                            ----------         ----------
Total from investment operations                 (1.04)              0.27
                                            ----------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.19)             (0.31)
                                            ----------         ----------
Net asset value, end of period              $    18.43         $    19.66
                                            ==========         ==========
TOTAL RETURN (b)                                 (5.38)%             1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    1,843         $    1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.74% (c)          1.77% (c)
Portfolio turnover rate (d)                         24%                67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

                                         SIX MONTHS ENDED
                                            3/31/2020         PERIOD ENDED
                                           (UNAUDITED)       9/30/2019 (a)
                                         ----------------   ----------------
Net asset value, beginning of period        $    21.02         $    19.69
                                            ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.02)              0.75
Net realized and unrealized gain (loss)           1.89               1.04
                                            ----------         ----------
Total from investment operations                  1.87               1.79
                                            ----------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.31)             (0.46)
                                            ----------         ----------
Net asset value, end of period              $    22.58         $    21.02
                                            ==========         ==========
TOTAL RETURN (b)                                  8.78%              9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    6,773         $    4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.65% (c)          0.65% (c)
Ratio of net investment income (loss) to
   average net assets                            (0.28)% (c)         4.42% (c)
Portfolio turnover rate (d)                          9%                61%


(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchanged-traded funds. This report covers the two funds listed below:

    First Trust IPOX(R) Europe Equity Opportunities ETF - (The Nasdaq Stock
       Market LLC ("Nasdaq") ticker "FPXE")

    First Trust Dow Jones International Internet ETF - (Nasdaq ticker "FDNI")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R)-100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2019 was as follows:

                                                                                Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary         Capital        Return of
                                                                                   Income           Gains          Capital
                                                                                -------------   -------------   -------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      30,520   $          --   $          --
First Trust Dow Jones International Internet ETF                                       91,831              --              --

As of September 30, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                 Accumulated         Net
                                                                                Undistributed    Capital and     Unrealized
                                                                                  Ordinary          Other       Appreciation
                                                                                   Income        Gain (Loss)    (Depreciation)
                                                                                -------------   -------------   -------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $       6,349   $    (177,688)  $     167,795
First Trust Dow Jones International Internet ETF                                       56,127         (82,176)       (151,661)

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2019 remains open to federal and state audit. As of March 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

apply when there has been a 50% change in ownership. At September 30, 2019, the Funds had non-expiring capital loss carryforwards available for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                                                  Non-Expiring
                                                                                  Capital Loss
                                                                                  Carryforward
                                                                                ----------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $        177,688
First Trust Dow Jones International Internet ETF                                          82,176

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2019, the Funds had no net late year ordinary or capital losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds' licensing fees are paid by First Trust from the unitary investment advisory fees it receives from each of the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FPXE and FDNI have each agreed to pay First Trust an annual unitary management fee equal to 0.70% and 0.65% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $        387,096  $      403,442
First Trust Dow Jones International Internet ETF                                         990,942         511,088

For the six months ended March 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      1,084,047  $    1,010,677
First Trust Dow Jones International Internet ETF                                       1,890,427              --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker- dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2021.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2020 (UNAUDITED)

securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)   Not applicable.

(b)   Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund II
                ------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 5, 2020
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 5, 2020
     -------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 5, 2020
     -------------